UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

John Hitt, Secretary

245 Summer St.

Boston, Massachusetts  02210
(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:

Date of reporting period:	August 31, 2015

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Strategic Advisers® Core Fund

Offered exclusively to certain clients of Strategic Advisers, Inc. - not available for sale to the general public

August 31, 2015

1.902943.105
SAI-COR-QTLY-1015

Investments August 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 60.9%
	Shares	Value
CONSUMER DISCRETIONARY - 7.6%
Auto Components - 0.2%
Autoliv, Inc.	34,100	$3,483,315
BorgWarner, Inc.	144,300	6,297,252
Cooper Tire & Rubber Co.	39,800	1,536,280
Delphi Automotive PLC	115,360	8,711,987
Gentex Corp.	31,500	488,250
Johnson Controls, Inc.	471,761	19,408,248
Lear Corp.	95,900	9,857,561
The Goodyear Tire & Rubber Co.	191,600	5,703,932
		55,486,825
Automobiles - 0.3%
Ford Motor Co.	1,707,313	23,680,431
General Motors Co.	586,080	17,254,195
Harley-Davidson, Inc.	331,610	18,586,741
Tesla Motors, Inc. (a)	20,360	5,070,862
		64,592,229
Hotels, Restaurants & Leisure - 1.1%
Brinker International, Inc.	61,900	3,288,747
Carnival Corp. unit	154,800	7,620,804
Chipotle Mexican Grill, Inc. (a)	31,104	22,084,151
Darden Restaurants, Inc.	36,600	2,489,166
Dunkin' Brands Group, Inc.	57,740	2,896,238
Hilton Worldwide Holdings, Inc.	346,600	8,606,078
Hyatt Hotels Corp. Class A (a)	4,200	215,166
Las Vegas Sands Corp.	116,600	5,390,418
Marriott International, Inc. Class A	19,800	1,399,068
McDonald's Corp.	701,589	66,664,987
MGM Mirage, Inc. (a)	226,200	4,621,266
Norwegian Cruise Line Holdings Ltd. (a)	123,900	7,136,640
Royal Caribbean Cruises Ltd.	165,544	14,594,359
Starbucks Corp.	822,444	44,995,911
Wyndham Worldwide Corp.	844,609	64,595,696
Yum! Brands, Inc.	178,571	14,244,609
		270,843,304
Household Durables - 0.3%
D.R. Horton, Inc.	302,478	9,186,257
Harman International Industries, Inc.	112,619	11,007,381
Lennar Corp. Class A	543,854	27,682,169
Mohawk Industries, Inc. (a)	8,600	1,693,942
PulteGroup, Inc.	202,541	4,190,573
Toll Brothers, Inc. (a)	534,398	19,756,694
Whirlpool Corp.	38,200	6,421,420
		79,938,436
Internet & Catalog Retail - 0.8%
Amazon.com, Inc. (a)	228,157	117,019,444
Netflix, Inc. (a)	124,100	14,275,223
Priceline Group, Inc. (a)	49,715	62,076,138
		193,370,805
Leisure Products - 0.1%
Mattel, Inc.	498,900	11,689,227
Media - 2.4%
AMC Networks, Inc. Class A (a)	6,500	470,470
CBS Corp. Class B	469,998	21,262,710
Charter Communications, Inc. Class A (a)	327,714	59,516,140
Comcast Corp.:
Class A	1,896,237	106,815,030
Class A (special) (non-vtg.)	712,750	40,797,810
DISH Network Corp. Class A (a)	227,622	13,491,156
Gannett Co., Inc.	32,450	425,420
News Corp. Class A	511,000	6,964,930
Nielsen Holdings PLC	128,080	5,793,058
Omnicom Group, Inc.	28,600	1,915,628
Starz Series A (a)	66,200	2,489,782
Tegna, Inc.	94,000	2,236,260
The Madison Square Garden Co. Class A (a)	350,670	24,701,195
The Walt Disney Co.	851,418	86,742,466
Time Warner Cable, Inc.	76,946	14,313,495
Time Warner, Inc.	1,505,486	107,040,055
Time, Inc.	316,510	6,573,913
Twenty-First Century Fox, Inc. Class A	1,422,644	38,966,219
Viacom, Inc. Class B (non-vtg.)	441,900	18,016,263
		558,532,000
Multiline Retail - 0.4%
Big Lots, Inc.	13,500	647,865
Dillard's, Inc. Class A	23,400	2,164,734
Dollar General Corp.	312,551	23,281,924
Kohl's Corp.	120,200	6,133,806
Macy's, Inc.	208,700	12,231,907
Nordstrom, Inc.	20,100	1,464,888
Target Corp.	640,500	49,773,255
		95,698,379
Specialty Retail - 1.7%
Abercrombie & Fitch Co. Class A	36,100	716,946
AutoNation, Inc. (a)	589,600	35,281,664
AutoZone, Inc. (a)	25,562	18,302,136
Bed Bath & Beyond, Inc. (a)	18,250	1,133,508
Best Buy Co., Inc.	89,500	3,288,230
CarMax, Inc. (a)	268,200	16,360,200
Dick's Sporting Goods, Inc.	10,100	506,313
Foot Locker, Inc.	54,000	3,822,660
GameStop Corp. Class A	11,500	488,520
Gap, Inc.	152,175	4,992,862
Home Depot, Inc.	1,298,044	151,170,204
L Brands, Inc.	128,300	10,764,370
Lowe's Companies, Inc.	1,372,329	94,923,997
Penske Automotive Group, Inc.	11,500	581,900
Ross Stores, Inc.	270,460	13,149,765
Staples, Inc.	27,100	385,091
Tiffany & Co., Inc.	126,348	10,392,123
TJX Companies, Inc.	445,504	31,327,841
Tractor Supply Co.	59,000	5,033,290
		402,621,620
Textiles, Apparel & Luxury Goods - 0.3%
Coach, Inc.	26,600	804,650
Hanesbrands, Inc.	381,100	11,474,921
lululemon athletica, Inc. (a)	64,651	4,138,311
NIKE, Inc. Class B	215,200	24,048,600
PVH Corp.	36,400	4,330,872
Ralph Lauren Corp.	79,156	8,801,356
Under Armour, Inc. Class A (sub. vtg.) (a)	50,000	4,776,500
VF Corp.	115,921	8,396,158
		66,771,368

TOTAL CONSUMER DISCRETIONARY		1,799,544,193

CONSUMER STAPLES - 6.1%
Beverages - 1.6%
Coca-Cola Enterprises, Inc.	1,758,945	90,568,078
Constellation Brands, Inc. Class A (sub. vtg.)	75,920	9,717,760
Diageo PLC	493,301	13,070,975
Dr. Pepper Snapple Group, Inc.	122,800	9,422,444
Molson Coors Brewing Co. Class B	610,162	41,545,931
PepsiCo, Inc.	1,492,861	138,731,573
SABMiller PLC	96,611	4,527,542
The Coca-Cola Co.	1,798,727	70,725,946
		378,310,249
Food & Staples Retailing - 1.6%
Costco Wholesale Corp.	269,942	37,805,377
CVS Health Corp.	1,394,468	142,793,523
Kroger Co.	2,712,530	93,582,285
Rite Aid Corp. (a)	643,200	5,306,400
Sysco Corp.	179,645	7,162,446
Wal-Mart Stores, Inc.	720,400	46,631,492
Walgreens Boots Alliance, Inc.	351,704	30,439,981
Whole Foods Market, Inc.	183,000	5,995,080
		369,716,584
Food Products - 1.3%
Archer Daniels Midland Co.	300,700	13,528,493
Bunge Ltd.	140,800	10,200,960
Campbell Soup Co.	30,000	1,439,700
ConAgra Foods, Inc.	285,300	11,891,304
Fresh Del Monte Produce, Inc.	48,300	1,912,197
General Mills, Inc.	761,500	43,222,740
Ingredion, Inc.	48,300	4,170,222
Kellogg Co.	769,784	51,021,284
Keurig Green Mountain, Inc.	139,900	7,918,340
Mondelez International, Inc.	2,728,639	115,585,148
Pilgrim's Pride Corp.	27,200	570,520
Sanderson Farms, Inc.	30,300	2,091,912
The Hershey Co.	84,076	7,526,484
The Kraft Heinz Co.	62,600	4,548,516
Tyson Foods, Inc. Class A	770,676	32,584,181
		308,212,001
Household Products - 0.5%
Colgate-Palmolive Co.	126,100	7,920,341
Henkel AG & Co. KGaA	98,655	9,057,941
Kimberly-Clark Corp.	48,800	5,198,664
Procter & Gamble Co.	1,444,781	102,102,673
		124,279,619
Personal Products - 0.1%
Edgewell Personal Care Co. (a)	6,300	554,778
Estee Lauder Companies, Inc. Class A	168,141	13,412,608
Herbalife Ltd. (a)	9,700	558,429
		14,525,815
Tobacco - 1.0%
Altria Group, Inc.	307,000	16,449,060
British American Tobacco PLC sponsored ADR	152,210	16,131,216
Philip Morris International, Inc.	1,315,033	104,939,633
Reynolds American, Inc.	1,212,544	101,550,560
		239,070,469

TOTAL CONSUMER STAPLES		1,434,114,737

ENERGY - 3.6%
Energy Equipment & Services - 0.5%
Atwood Oceanics, Inc.	30,500	582,855
Baker Hughes, Inc.	331,491	18,563,496
Cameron International Corp. (a)	62,500	4,172,500
Ensco PLC Class A	103,700	1,878,007
Halliburton Co.	456,700	17,971,145
Helmerich & Payne, Inc.	76,600	4,520,166
National Oilwell Varco, Inc.	246,300	10,425,879
Noble Corp.	154,600	2,012,892
Oceaneering International, Inc.	20,700	907,074
Rowan Companies PLC	156,000	2,803,320
Schlumberger Ltd.	615,514	47,622,318
		111,459,652
Oil, Gas & Consumable Fuels - 3.1%
Anadarko Petroleum Corp.	516,678	36,983,811
Apache Corp.	537,600	24,321,024
Cabot Oil & Gas Corp.	193,875	4,589,021
Canadian Natural Resources Ltd.	166,700	3,756,959
Chevron Corp.	1,111,194	89,995,602
Cimarex Energy Co.	92,100	10,177,971
Columbia Pipeline Group, Inc.	556,912	14,123,288
Concho Resources, Inc. (a)	134,508	14,548,385
ConocoPhillips Co.	454,700	22,348,505
Continental Resources, Inc. (a)	159,200	5,110,320
EOG Resources, Inc.	464,299	36,359,255
EQT Corp.	244,072	18,993,683
Exxon Mobil Corp.	2,062,057	155,149,169
Hess Corp.	120,200	7,145,890
HollyFrontier Corp.	231,550	10,850,433
Imperial Oil Ltd.	424,200	14,977,265
Kinder Morgan, Inc.	284,300	9,214,163
Magellan Midstream Partners LP	41,575	2,933,948
Marathon Oil Corp.	106,500	1,841,385
Marathon Petroleum Corp.	750,903	35,525,221
Noble Energy, Inc.	173,830	5,807,660
Occidental Petroleum Corp.	1,115,176	81,419,000
Phillips 66 Co.	237,700	18,794,939
Pioneer Natural Resources Co.	52,300	6,436,038
Range Resources Corp.	149,000	5,754,380
Spectra Energy Corp.	151,200	4,395,384
Suncor Energy, Inc.	1,394,015	39,480,844
Tesoro Corp.	32,800	3,017,928
The Williams Companies, Inc.	258,554	12,462,303
Total SA sponsored ADR	215,000	9,976,000
Valero Energy Corp.	658,943	39,101,678
		745,591,452

TOTAL ENERGY		857,051,104

FINANCIALS - 10.2%
Banks - 4.8%
Bank of America Corp.	9,460,311	154,581,482
BB&T Corp.	343,277	12,673,787
BOK Financial Corp.	7,400	468,272
CIT Group, Inc.	78,100	3,392,664
Citigroup, Inc.	4,229,294	226,182,643
Comerica, Inc.	23,600	1,038,400
Commerce Bancshares, Inc.	12,680	568,191
East West Bancorp, Inc.	157,749	6,374,637
Fifth Third Bancorp	296,100	5,898,312
Huntington Bancshares, Inc.	449,200	4,900,772
JPMorgan Chase & Co.	3,848,076	246,661,672
KeyCorp	438,900	6,030,486
M&T Bank Corp.	192,690	22,783,666
PacWest Bancorp	11,000	469,040
Peoples United Financial, Inc.	32,400	502,200
PNC Financial Services Group, Inc.	338,374	30,832,639
Regions Financial Corp.	1,278,800	12,263,692
Standard Chartered PLC (United Kingdom)	490,485	5,757,767
SunTrust Banks, Inc.	327,300	13,213,101
SVB Financial Group (a)	65,893	8,241,896
U.S. Bancorp	2,381,800	100,869,230
Wells Fargo & Co.	5,147,626	274,522,895
		1,138,227,444
Capital Markets - 1.5%
Ameriprise Financial, Inc.	250,351	28,207,047
Bank of New York Mellon Corp.	746,160	29,697,168
BlackRock, Inc. Class A	53,500	16,182,145
Charles Schwab Corp.	851,586	25,871,183
E*TRADE Financial Corp. (a)	226,000	5,941,540
Eaton Vance Corp. (non-vtg.)	12,300	426,441
Goldman Sachs Group, Inc.	278,460	52,517,556
Invesco Ltd.	348,316	11,881,059
LPL Financial	109,900	4,420,178
Morgan Stanley	2,460,181	84,753,235
Northern Trust Corp.	191,100	13,346,424
Och-Ziff Capital Management Group LLC Class A	291,600	2,942,244
State Street Corp.	980,252	70,499,724
T. Rowe Price Group, Inc.	27,600	1,983,888
TD Ameritrade Holding Corp.	159,400	5,333,524
		354,003,356
Consumer Finance - 0.3%
Ally Financial, Inc. (a)	261,500	5,716,390
American Express Co.	474,434	36,398,576
Capital One Financial Corp.	148,900	11,576,975
Discover Financial Services	498,291	26,773,175
Navient Corp.	71,000	908,090
Nelnet, Inc. Class A	32,500	1,223,625
		82,596,831
Diversified Financial Services - 0.8%
Berkshire Hathaway, Inc. Class B (a)	467,152	62,617,054
CME Group, Inc.	240,070	22,672,211
IntercontinentalExchange Group, Inc.	117,277	26,787,240
Leucadia National Corp.	39,400	845,524
McGraw Hill Financial, Inc.	726,260	70,439,957
The NASDAQ OMX Group, Inc.	18,200	931,658
Voya Financial, Inc.	24,300	1,046,844
		185,340,488
Insurance - 1.8%
ACE Ltd.	221,560	22,634,570
AFLAC, Inc.	154,400	9,047,840
Alleghany Corp. (a)	2,100	986,559
Allstate Corp.	171,400	9,989,192
American Financial Group, Inc.	67,600	4,668,456
American International Group, Inc.	1,206,246	72,784,884
Arch Capital Group Ltd. (a)	13,200	901,296
Assurant, Inc.	69,900	5,197,065
Axis Capital Holdings Ltd.	50,100	2,805,600
Cincinnati Financial Corp.	17,600	921,008
CNA Financial Corp.	200,800	7,224,784
Endurance Specialty Holdings Ltd.	52,390	3,339,863
Everest Re Group Ltd.	58,400	10,267,304
FNF Group	178,773	6,509,125
Genworth Financial, Inc. Class A(a)	581,750	3,013,465
Hanover Insurance Group, Inc.	41,900	3,305,910
Hartford Financial Services Group, Inc.	352,900	16,215,755
Lincoln National Corp.	201,900	10,254,501
Loews Corp.	515,200	18,779,040
Markel Corp. (a)	1,500	1,235,625
Marsh & McLennan Companies, Inc.	548,765	29,485,143
MetLife, Inc.	1,439,509	72,119,401
PartnerRe Ltd.	23,000	3,183,430
Principal Financial Group, Inc.	37,500	1,888,125
Progressive Corp.	63,100	1,890,476
Prudential Financial, Inc.	169,100	13,646,370
Reinsurance Group of America, Inc.	34,300	3,117,184
The Chubb Corp.	231,900	28,015,839
The Travelers Companies, Inc.	200,700	19,979,685
Torchmark Corp.	45,500	2,659,930
Unum Group	200,875	6,737,348
W.R. Berkley Corp.	13,300	721,924
Willis Group Holdings PLC	217,300	9,363,457
XL Group PLC Class A	741,878	27,664,631
		430,554,785
Real Estate Investment Trusts - 0.9%
American Tower Corp.	307,875	28,382,996
Annaly Capital Management, Inc.	438,800	4,414,328
AvalonBay Communities, Inc.	142,899	23,586,909
Crown Castle International Corp.	825,699	68,855,040
Federal Realty Investment Trust (SBI)	50,900	6,570,172
General Growth Properties, Inc.	108,500	2,753,730
Hospitality Properties Trust (SBI)	51,100	1,314,292
Iron Mountain, Inc.	164,417	4,659,578
Prologis, Inc.	384,943	14,627,834
Public Storage	30,900	6,219,243
Simon Property Group, Inc.	151,980	27,253,054
SL Green Realty Corp.	40,800	4,223,208
Vornado Realty Trust	115,300	10,053,007
Weyerhaeuser Co.	174,821	4,884,499
		207,797,890
Real Estate Management & Development - 0.1%
Realogy Holdings Corp. (a)	388,999	15,676,660
Thrifts & Mortgage Finance - 0.0%
Home Loan Servicing Solutions Ltd.	89,200	62,386
New York Community Bancorp, Inc.	56,100	990,726
Radian Group, Inc.	113,300	2,037,134
		3,090,246

TOTAL FINANCIALS		2,417,287,700

HEALTH CARE - 9.9%
Biotechnology - 1.8%
Alexion Pharmaceuticals, Inc. (a)	178,301	30,701,649
Amgen, Inc.	589,218	89,431,508
Baxalta, Inc.	1,085,868	38,168,260
Biogen, Inc. (a)	152,317	45,283,844
BioMarin Pharmaceutical, Inc. (a)	39,812	5,145,303
Celgene Corp. (a)	373,647	44,120,238
Gilead Sciences, Inc.	1,141,388	119,925,637
Incyte Corp. (a)	38,100	4,426,839
Intercept Pharmaceuticals, Inc. (a)	13,700	2,599,712
Regeneron Pharmaceuticals, Inc. (a)	21,000	10,783,500
United Therapeutics Corp. (a)	12,800	1,927,936
Vertex Pharmaceuticals, Inc. (a)	213,381	27,210,345
		419,724,771
Health Care Equipment & Supplies - 1.7%
Abbott Laboratories	3,504,857	158,734,974
Baxter International, Inc.	474,884	18,259,290
Becton, Dickinson & Co.	598,061	84,338,562
Boston Scientific Corp. (a)	1,294,938	21,677,262
Edwards Lifesciences Corp. (a)	23,700	3,338,856
Intuitive Surgical, Inc. (a)	19,200	9,810,240
Medtronic PLC	1,345,498	97,266,050
St. Jude Medical, Inc.	91,900	6,507,439
Stryker Corp.	150,000	14,797,500
		414,730,173
Health Care Providers & Services - 1.9%
Aetna, Inc.	455,965	52,217,112
Anthem, Inc.	204,600	28,858,830
Cardinal Health, Inc.	55,600	4,574,212
Cigna Corp.	135,300	19,048,887
DaVita HealthCare Partners, Inc. (a)	80,700	6,104,148
Express Scripts Holding Co. (a)	429,521	35,907,956
HCA Holdings, Inc. (a)	464,071	40,197,830
Humana, Inc.	137,099	25,060,326
Laboratory Corp. of America Holdings (a)	20,600	2,426,886
McKesson Corp.	467,736	92,415,279
Quest Diagnostics, Inc.	82,100	5,566,380
UnitedHealth Group, Inc.	1,171,638	135,558,517
		447,936,363
Life Sciences Tools & Services - 0.1%
Agilent Technologies, Inc.	204,600	7,429,026
Thermo Fisher Scientific, Inc.	153,059	19,189,007
		26,618,033
Pharmaceuticals - 4.4%
AbbVie, Inc.	1,110,309	69,294,385
Allergan PLC (a)	871,070	264,578,802
Bristol-Myers Squibb Co.	884,797	52,618,878
Eli Lilly & Co.	665,182	54,777,738
GlaxoSmithKline PLC sponsored ADR	596,600	24,418,838
Johnson & Johnson	1,552,025	145,859,310
Mallinckrodt PLC (a)	27,300	2,354,352
Merck & Co., Inc.	1,251,900	67,414,815
Mylan N.V.	231,122	11,461,340
Novartis AG sponsored ADR	44,471	4,323,471
Pfizer, Inc.	6,123,036	197,284,220
Shire PLC sponsored ADR	119,879	27,811,928
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,327,099	85,478,447
Valeant Pharmaceuticals International, Inc. (Canada) (a)	57,176	13,254,871
Zoetis, Inc. Class A	347,681	15,600,446
		1,036,531,841

TOTAL HEALTH CARE		2,345,541,181

INDUSTRIALS - 7.0%
Aerospace & Defense - 3.3%
Engility Holdings, Inc.	4,000	111,200
General Dynamics Corp.	66,400	9,430,792
Honeywell International, Inc.	1,990,448	197,591,773
Huntington Ingalls Industries, Inc.	5,100	574,158
L-3 Communications Holdings, Inc.	159,909	16,865,602
Lockheed Martin Corp.	448,952	90,320,163
Northrop Grumman Corp.	1,112,111	182,097,055
Raytheon Co.	698,518	71,640,006
Rockwell Collins, Inc.	17,200	1,407,820
Textron, Inc.	492,300	19,101,240
The Boeing Co.	667,088	87,175,060
Triumph Group, Inc.	18,000	889,020
United Technologies Corp.	1,130,802	103,592,771
Vectrus, Inc. (a)	3,372	83,794
		780,880,454
Air Freight & Logistics - 0.3%
FedEx Corp.	205,400	30,935,294
United Parcel Service, Inc. Class B	290,208	28,338,811
		59,274,105
Airlines - 0.4%
Alaska Air Group, Inc.	77,100	5,771,706
American Airlines Group, Inc.	458,210	17,861,026
Delta Air Lines, Inc.	1,027,951	45,003,695
JetBlue Airways Corp. (a)	58,800	1,312,416
Southwest Airlines Co.	70,900	2,602,030
United Continental Holdings, Inc. (a)	539,144	30,715,034
		103,265,907
Building Products - 0.1%
Allegion PLC	98,900	5,895,429
Fortune Brands Home & Security, Inc.	156,970	7,511,015
Masco Corp.	262,622	6,888,575
Owens Corning	38,500	1,705,165
		22,000,184
Commercial Services & Supplies - 0.2%
ADT Corp.	18,300	599,874
Deluxe Corp.	41,200	2,390,012
Herman Miller, Inc.	82,600	2,239,286
Pitney Bowes, Inc.	11,300	223,853
R.R. Donnelley & Sons Co.	113,700	1,785,090
Republic Services, Inc.	107,340	4,398,793
The Brink's Co.	38,900	1,114,874
Tyco International Ltd.	670,515	24,332,989
		37,084,771
Construction & Engineering - 0.1%
Fluor Corp.	268,660	12,256,269
Jacobs Engineering Group, Inc. (a)	13,300	537,453
Tutor Perini Corp. (a)	51,700	915,090
		13,708,812
Electrical Equipment - 0.2%
Eaton Corp. PLC	431,558	24,624,699
Emerson Electric Co.	243,325	11,611,469
Hubbell, Inc. Class B	72,700	7,173,309
Rockwell Automation, Inc.	14,400	1,610,352
Sensata Technologies Holding BV (a)	234,300	11,105,820
		56,125,649
Industrial Conglomerates - 1.4%
3M Co.	26,100	3,709,854
Danaher Corp.	1,488,877	129,562,077
General Electric Co.	7,265,107	180,319,956
Roper Industries, Inc.	45,500	7,375,095
		320,966,982
Machinery - 0.5%
AGCO Corp.	41,900	2,054,776
Caterpillar, Inc.	85,200	6,512,688
Cummins, Inc.	87,215	10,618,426
Deere & Co.	324,350	26,525,343
Flowserve Corp.	318,300	14,364,879
Illinois Tool Works, Inc.	39,400	3,330,482
Ingersoll-Rand PLC	111,500	6,164,835
Lincoln Electric Holdings, Inc.	7,400	434,010
Meritor, Inc. (a)	178,700	2,260,555
PACCAR, Inc.	390,449	23,024,778
Parker Hannifin Corp.	51,775	5,574,097
Pentair PLC	186,500	10,311,585
SPX Corp.	69,790	4,098,767
Stanley Black & Decker, Inc.	64,300	6,527,736
Timken Co.	56,000	1,778,000
Trinity Industries, Inc.	74,100	1,999,959
Xylem, Inc.	17,400	564,630
		126,145,546
Professional Services - 0.0%
Dun & Bradstreet Corp.	5,000	529,850
Equifax, Inc.	101,100	9,897,690
Manpower, Inc.	8,000	695,200
		11,122,740
Road & Rail - 0.5%
AMERCO	1,700	636,752
Canadian National Railway Co.	123,780	6,888,062
Canadian Pacific Railway Ltd.	142,781	20,738,843
CSX Corp.	969,015	26,531,631
Norfolk Southern Corp.	90,700	7,066,437
Ryder System, Inc.	5,500	450,835
Union Pacific Corp.	560,847	48,087,022
		110,399,582
Trading Companies & Distributors - 0.0%
AerCap Holdings NV (a)	66,971	2,815,461
Aircastle Ltd.	98,900	2,055,142
TAL International Group, Inc.	73,600	1,349,088
		6,219,691

TOTAL INDUSTRIALS		1,647,194,423

INFORMATION TECHNOLOGY - 11.7%
Communications Equipment - 0.8%
Brocade Communications Systems, Inc.	548,100	5,837,265
Cisco Systems, Inc.	4,404,752	113,994,982
Harris Corp.	33,712	2,589,756
Juniper Networks, Inc.	281,500	7,237,365
QUALCOMM, Inc.	1,246,700	70,538,286
		200,197,654
Electronic Equipment & Components - 0.4%
Arrow Electronics, Inc. (a)	55,400	3,097,968
Avnet, Inc.	27,600	1,170,240
Corning, Inc.	674,300	11,604,703
Flextronics International Ltd. (a)	364,100	3,826,691
Jabil Circuit, Inc.	154,900	2,997,315
Keysight Technologies, Inc. (a)	102,300	3,277,692
TE Connectivity Ltd.	958,206	56,812,034
Tech Data Corp. (a)	57,600	3,757,824
Trimble Navigation Ltd. (a)	196,600	3,715,740
Vishay Intertechnology, Inc.	143,700	1,419,756
		91,679,963
Internet Software & Services - 2.3%
Akamai Technologies, Inc. (a)	71,020	5,064,436
eBay, Inc. (a)	1,787,507	48,459,315
Facebook, Inc. Class A (a)	1,405,485	125,692,524
Google, Inc.:
Class A (a)	136,716	88,567,359
Class C	362,260	223,967,245
LinkedIn Corp. Class A (a)	20,400	3,684,240
Rackspace Hosting, Inc. (a)	152,999	4,652,700
Twitter, Inc. (a)	291,000	8,086,890
Velti PLC (a)(b)	147,198	424
VeriSign, Inc. (a)	137,100	9,451,674
Yahoo!, Inc. (a)	616,961	19,890,823
		537,517,630
IT Services - 2.1%
Accenture PLC Class A	411,360	38,778,907
Alliance Data Systems Corp. (a)	13,500	3,472,065
Amdocs Ltd.	270,880	15,497,045
ASAC II LP (a)(b)	241,305	4,683,715
Automatic Data Processing, Inc.	155,600	12,030,992
Cognizant Technology Solutions Corp. Class A (a)	1,027,791	64,689,166
Computer Sciences Corp.	18,900	1,171,611
Fidelity National Information Services, Inc.	339,169	23,423,011
Fiserv, Inc. (a)	40,500	3,453,435
FleetCor Technologies, Inc. (a)	9,700	1,446,852
IBM Corp.	465,200	68,798,428
MasterCard, Inc. Class A	908,240	83,894,129
PayPal Holdings, Inc. (a)	185,200	6,482,000
The Western Union Co.	228,600	4,215,384
Vantiv, Inc. (a)	915,251	40,307,654
Visa, Inc. Class A	1,493,054	106,454,750
Xerox Corp.	874,490	8,893,563
		487,692,707
Semiconductors & Semiconductor Equipment - 1.5%
Analog Devices, Inc.	956,281	53,417,857
Applied Materials, Inc.	1,430,590	23,011,040
Avago Technologies Ltd.	337,338	42,494,468
Broadcom Corp. Class A	580,981	30,019,288
Freescale Semiconductor, Inc. (a)	259,373	9,267,397
Intel Corp.	1,543,500	44,051,490
KLA-Tencor Corp.	161,431	8,089,307
Lam Research Corp.	646,798	47,067,490
Microchip Technology, Inc.	296,700	12,609,750
Micron Technology, Inc. (a)	336,600	5,523,606
NVIDIA Corp.	73,700	1,656,776
NXP Semiconductors NV (a)	672,667	56,941,262
Skyworks Solutions, Inc.	31,800	2,777,730
Texas Instruments, Inc.	263,100	12,586,704
Xilinx, Inc.	27,100	1,135,219
		350,649,384
Software - 1.9%
Adobe Systems, Inc. (a)	441,636	34,699,341
CA Technologies, Inc.	47,500	1,296,275
Electronic Arts, Inc. (a)	62,900	4,160,835
Microsoft Corp.	6,386,819	277,954,363
Oracle Corp.	1,895,911	70,319,339
Red Hat, Inc. (a)	250,155	18,063,693
Salesforce.com, Inc. (a)	409,900	28,430,664
Symantec Corp.	219,500	4,497,555
Synopsys, Inc. (a)	52,100	2,445,053
		441,867,118
Technology Hardware, Storage & Peripherals - 2.7%
Apple, Inc.	4,485,600	505,796,256
EMC Corp.	2,904,785	72,242,003
First Data Holdings, Inc. Class B (a)(b)	669,601	3,307,829
Hewlett-Packard Co.	343,800	9,647,028
NetApp, Inc.	58,400	1,866,464
SanDisk Corp.	150,100	8,189,456
Seagate Technology LLC	469,200	24,116,880
Western Digital Corp.	267,320	21,909,547
		647,075,463

TOTAL INFORMATION TECHNOLOGY		2,756,679,919

MATERIALS - 2.5%
Chemicals - 1.8%
Air Products & Chemicals, Inc.	40,900	5,706,777
Airgas, Inc.	98,800	9,536,176
Ashland, Inc.	123,200	12,932,304
Axiall Corp.	72,515	1,831,729
Cabot Corp.	50,500	1,710,435
Celanese Corp. Class A	268,600	16,287,904
CF Industries Holdings, Inc.	1,192,711	68,437,757
E.I. du Pont de Nemours & Co.	850,303	43,790,605
Eastman Chemical Co.	87,200	6,318,512
Ecolab, Inc.	118,200	12,900,348
Huntsman Corp.	182,800	3,021,684
LyondellBasell Industries NV Class A	970,493	82,860,692
Monsanto Co.	378,575	36,967,849
PPG Industries, Inc.	21,100	2,010,619
Praxair, Inc.	35,100	3,711,825
RPM International, Inc.	166,291	7,291,860
Sherwin-Williams Co.	39,800	10,181,238
Stepan Co.	46,100	2,075,883
Syngenta AG:
sponsored ADR	36,500	2,530,910
(Switzerland)	29,365	9,844,937
The Chemours Co. LLC	32,890	318,046
The Dow Chemical Co.	1,289,046	56,408,653
The Mosaic Co.	530,863	21,675,136
Valspar Corp.	8,600	630,380
Westlake Chemical Corp.	14,200	784,266
		419,766,525
Construction Materials - 0.2%
Martin Marietta Materials, Inc.	157,580	26,441,924
Vulcan Materials Co.	224,850	21,050,457
		47,492,381
Containers & Packaging - 0.4%
Avery Dennison Corp.	100,300	5,825,424
Ball Corp.	88,800	5,852,808
Bemis Co., Inc.	13,200	559,944
Crown Holdings, Inc. (a)	255,496	12,664,937
Packaging Corp. of America	10,500	704,655
Sealed Air Corp.	1,357,292	69,832,673
Sonoco Products Co.	11,600	456,112
		95,896,553
Metals & Mining - 0.1%
Alcoa, Inc.	385,500	3,642,975
Franco-Nevada Corp.	47,600	2,062,329
Freeport-McMoRan, Inc.	607,200	6,460,608
Nucor Corp.	134,200	5,809,518
Reliance Steel & Aluminum Co.	7,900	459,148
Steel Dynamics, Inc.	132,100	2,573,308
Teck Resources Ltd. Class B (sub. vtg.)	79,200	568,896
United States Steel Corp.	228,111	3,736,458
		25,313,240
Paper & Forest Products - 0.0%
Domtar Corp.	58,900	2,368,369
International Paper Co.	199,800	8,619,372
Schweitzer-Mauduit International, Inc.	54,500	1,925,485
		12,913,226

TOTAL MATERIALS		601,381,925

TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.8%
AT&T, Inc.	1,963,603	65,191,620
Verizon Communications, Inc.	2,963,182	136,336,004
		201,527,624
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	336,900	13,344,609

TOTAL TELECOMMUNICATION SERVICES		214,872,233

UTILITIES - 1.4%
Electric Utilities - 1.0%
American Electric Power Co., Inc.	554,300	30,092,947
Duke Energy Corp.	74,000	5,247,340
Edison International	420,441	24,587,390
Entergy Corp.	92,600	6,049,558
Eversource Energy	34,400	1,625,056
Exelon Corp.	823,113	25,318,956
FirstEnergy Corp.	924,113	29,534,651
ITC Holdings Corp.	78,020	2,551,254
NextEra Energy, Inc.	204,363	20,111,363
OGE Energy Corp.	12,600	353,304
Pepco Holdings, Inc.	134,000	3,079,320
Pinnacle West Capital Corp.	11,900	708,407
PPL Corp.	1,725,554	53,474,918
Southern Co.	42,180	1,831,034
Xcel Energy, Inc.	639,396	21,566,827
		226,132,325
Gas Utilities - 0.0%
Amerigas Partners LP	54,030	2,422,705
Atmos Energy Corp.	87,600	4,799,604
UGI Corp.	17,700	603,216
		7,825,525
Independent Power and Renewable Electricity Producers - 0.0%
NRG Energy, Inc.	171,500	3,416,280
The AES Corp.	812,000	9,744,000
		13,160,280
Multi-Utilities - 0.4%
Ameren Corp.	30,900	1,244,961
CenterPoint Energy, Inc.	369,323	6,876,794
CMS Energy Corp.	223,800	7,336,164
Consolidated Edison, Inc.	31,500	1,981,665
DTE Energy Co.	137,900	10,764,474
NiSource, Inc.	814,730	13,679,317
PG&E Corp.	560,570	27,793,061
Public Service Enterprise Group, Inc.	300,100	12,079,025
SCANA Corp.	103,000	5,447,670
		87,203,131
Water Utilities - 0.0%
American Water Works Co., Inc.	18,800	976,472

TOTAL UTILITIES		335,297,733

TOTAL COMMON STOCKS
(Cost $12,630,267,283)		14,408,965,148

Convertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Internet & Catalog Retail - 0.0%
The Honest Co., Inc. Series D (b)
(Cost $1,468,003)	32,084	1,468,003
	Principal Amount

Convertible Bonds - 0.0%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Amyris, Inc. 3% 2/27/17
(Cost $686,000)	$686,000	612,598
	Shares	Value

Equity Funds - 37.8%
Domestic Equity Funds - 1.4%
PIMCO StocksPLUS Absolute Return Fund - Institutional Class	35,920,078	327,950,311
Large Blend Funds - 19.3%
FMI Large Cap Fund	50,299,414	1,038,682,899
JPMorgan U.S. Large Cap Core Plus Fund Select Class (c)	95,285,934	2,722,319,129
Spartan 500 Index Fund Investor Class (d)	11,596,053	808,708,720

TOTAL LARGE BLEND FUNDS		4,569,710,748

Large Growth Funds - 0.2%
Fidelity Growth Company Fund (d)	357,296	48,338,574
iShares Russell 1000 Growth Index ETF	5,000	479,000

TOTAL LARGE GROWTH FUNDS		48,817,574

Large Value Funds - 0.3%
JPMorgan Value Advantage Fund Institutional Class	2,081,888	59,770,992
Mid-Cap Blend Funds - 3.1%
Putnam Equity Spectrum Fund Class A	18,674,678	724,764,236
Sector Funds - 11.3%
Fidelity Advisor Materials Fund Class I (d)	1,146,938	82,155,152
Fidelity Advisor Technology Fund Class I (d)	14,156,609	513,035,495
Fidelity Consumer Discretionary Portfolio (d)	10,451,982	351,500,142
Fidelity Consumer Staples Portfolio (d)	2,911,723	259,230,691
Fidelity Energy Portfolio (d)	4,937,723	193,953,770
Fidelity Financial Services Portfolio (d)	5,147,086	434,465,557
Fidelity Health Care Portfolio (d)	1,960,619	441,198,202
Fidelity Industrials Portfolio (d)	9,084,418	265,083,323
Fidelity Telecommunications Portfolio (d)	1,067,611	63,704,365
Fidelity Utilities Portfolio (d)	1,129,983	74,567,598

TOTAL SECTOR FUNDS		2,678,894,295

U.S. Equity Funds - 2.2%
BBH Core Select Fund - Retail Class	37,711,126	530,972,659
TOTAL EQUITY FUNDS
(Cost $8,068,828,822)		8,940,880,815
	Principal Amount

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.03% to 0.1% 9/24/15 to 1/7/16 (e)
(Cost $6,829,431)	$6,830,000	6,829,587
	Shares	Value

Money Market Funds - 2.5%
Dreyfus Treasury & Agency Cash Management Fund Institutional Shares, 0.01% (f)	580,622,290	580,622,290
Fidelity Cash Central Fund, 0.15% (g)	8,496,819	8,496,819
TOTAL MONEY MARKET FUNDS
(Cost $589,119,109)		589,119,109
TOTAL INVESTMENT PORTFOLIO - 101.2%
(Cost $21,297,198,648)		23,947,875,260
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(288,750,712)
NET ASSETS - 100%		$23,659,124,548

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
1,103 CME E-mini S&P 500 Index Contracts (United States)	Sept. 2015	108,601,380	$(6,631,781)

The face value of futures purchased as a percentage of Net Assets is 0.5%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Non-income producing

 (b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $9,459,972 or 0.0% of net assets.

 (c) The JPMorgan U.S. Large Cap Core Plus Fund seeks to provide a high total return from a portfolio of selected equity securities which includes both long and short positions.

 (d) Affiliated Fund

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,879,842.

 (f) The rate quoted is the annualized seven-day yield of the fund at period end.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
ASAC II LP	10/10/13	$2,413,050
First Data Holdings, Inc. Class B	6/26/14	$2,678,404
The Honest Co., Inc. Series D	8/12/15	$1,468,003
Velti PLC	4/19/13	$220,797

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,875

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Fidelity Funds, excluding the Fidelity Money Market Central Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Materials Fund Class I	$91,514,164	$--	$--	$--	$82,155,152
Fidelity Advisor New Insights Fund Class I	43,465,088	--	43,803,697	--	--
Fidelity Advisor Technology Fund Class I	569,237,231	--	--	--	513,035,495
Fidelity Consumer Discretionary Portfolio	357,666,812	--	--	--	351,500,142
Fidelity Consumer Staples Portfolio	277,691,014	--	--	--	259,230,691
Fidelity Energy Portfolio	227,727,798	--	--	--	193,953,770
Fidelity Financial Services Portfolio	464,678,953	--	--	--	434,465,557
Fidelity Growth Company Fund	50,646,706	--	--	--	48,338,574
Fidelity Health Care Portfolio	473,136,694	--	--	--	441,198,202
Fidelity Industrials Portfolio	289,883,785	--	--	--	265,083,323
Fidelity Telecommunications Portfolio	67,494,385	--	--	--	63,704,365
Fidelity Utilities Portfolio	81,121,501	--	--	--	74,567,598
Spartan 500 Index Fund Investor Class	563,130,411	587,460,219	303,221,756	2,601,288	808,708,720
Total	$3,557,394,542	$587,460,219	$347,025,453	$2,601,288	$3,535,941,589

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$1,801,012,196	$1,799,544,193	$--	$1,468,003
Consumer Staples	1,434,114,737	1,421,043,762	13,070,975	--
Energy	857,051,104	857,051,104	--	--
Financials	2,417,287,700	2,417,287,700	--	--
Health Care	2,345,541,181	2,345,541,181	--	--
Industrials	1,647,194,423	1,647,194,423	--	--
Information Technology	2,756,679,919	2,748,687,951	424	7,991,544
Materials	601,381,925	591,536,988	9,844,937	--
Telecommunication Services	214,872,233	214,872,233	--	--
Utilities	335,297,733	335,297,733	--	--
Corporate Bonds	612,598	--	612,598	--
Equity Funds	8,940,880,815	8,940,880,815	--	--
U.S. Treasury Obligations	6,829,587	--	6,829,587	--
Money Market Funds	589,119,109	589,119,109	--	--
Total Investments in Securities:	$23,947,875,260	$23,908,057,192	$30,358,521	$9,459,547
Derivative Instruments:
Liabilities
Futures Contracts	$(6,631,781)	$(6,631,781)	$--	$--
Total Liabilities	$(6,631,781)	$(6,631,781)	$--	$--
Total Derivative Instruments:	$(6,631,781)	$(6,631,781)	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Strategic Advisers, Inc. (Strategic Advisers) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Other Information

Income Tax Information

At August 31, 2015, the cost of investment securities for income tax purposes was $21,365,988,192. Net unrealized appreciation aggregated $2,581,887,068, of which $3,409,204,977 related to appreciated investment securities and $827,317,909 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Strategic Advisers® Core Multi-Manager Fund

August 31, 2015

1.931548.103
MMC-QTLY-1015

Investments August 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.4%
	Shares	Value
CONSUMER DISCRETIONARY - 12.4%
Auto Components - 0.3%
BorgWarner, Inc.	764	$33,341
Delphi Automotive PLC	546	41,234
Johnson Controls, Inc.	1,841	75,739
		150,314
Automobiles - 0.3%
Ford Motor Co.	2,691	37,324
General Motors Co.	957	28,174
Harley-Davidson, Inc.	1,303	73,033
Tesla Motors, Inc. (a)	100	24,906
		163,437
Hotels, Restaurants & Leisure - 1.9%
Carnival Corp. unit	500	24,615
Chipotle Mexican Grill, Inc. (a)	134	95,141
Dunkin' Brands Group, Inc.	372	18,660
Hilton Worldwide Holdings, Inc.	1,925	47,798
Las Vegas Sands Corp.	355	16,412
McDonald's Corp.	2,978	282,970
MGM Mirage, Inc. (a)	1,257	25,681
Norwegian Cruise Line Holdings Ltd. (a)	684	39,398
Royal Caribbean Cruises Ltd.	398	35,088
Starbucks Corp.	3,540	193,673
Wyndham Worldwide Corp.	3,755	287,182
Yum! Brands, Inc.	610	48,660
		1,115,278
Household Durables - 0.5%
D.R. Horton, Inc.	673	20,439
Harman International Industries, Inc.	311	30,397
Lennar Corp. Class A	2,571	130,864
PulteGroup, Inc.	455	9,414
Toll Brothers, Inc. (a)	2,170	80,225
		271,339
Internet & Catalog Retail - 1.5%
Amazon.com, Inc. (a)	1,005	515,454
Netflix, Inc. (a)	681	78,335
Priceline Group, Inc. (a)	246	307,165
		900,954
Leisure Products - 0.1%
Mattel, Inc.	2,766	64,807
Media - 3.9%
CBS Corp. Class B	2,055	92,968
Charter Communications, Inc. Class A (a)	1,587	288,215
Comcast Corp.:
Class A	8,838	497,845
Class A (special) (non-vtg.)	2,176	124,554
DISH Network Corp. Class A (a)	629	37,281
News Corp. Class A	2,610	35,574
Nielsen Holdings PLC	825	37,315
The Madison Square Garden Co. Class A (a)	1,976	139,189
The Walt Disney Co.	3,952	402,630
Time Warner Cable, Inc.	317	58,968
Time Warner, Inc.	5,206	370,147
Time, Inc.	1,789	37,158
Twenty-First Century Fox, Inc. Class A	5,604	153,494
Viacom, Inc. Class B (non-vtg.)	841	34,288
		2,309,626
Multiline Retail - 0.4%
Dollar General Corp.	1,528	113,821
Target Corp.	1,952	151,690
		265,511
Specialty Retail - 3.0%
AutoNation, Inc. (a)	2,712	162,286
AutoZone, Inc. (a)	152	108,830
CarMax, Inc. (a)	1,487	90,707
Home Depot, Inc.	6,598	768,403
L Brands, Inc.	713	59,821
Lowe's Companies, Inc.	4,455	308,152
Ross Stores, Inc.	1,498	72,833
Tiffany & Co., Inc.	349	28,705
TJX Companies, Inc.	1,819	127,912
Tractor Supply Co.	328	27,982
		1,755,631
Textiles, Apparel & Luxury Goods - 0.5%
Hanesbrands, Inc.	1,643	49,471
lululemon athletica, Inc. (a)	179	11,458
NIKE, Inc. Class B	1,021	114,097
PVH Corp.	150	17,847
Ralph Lauren Corp.	219	24,351
Under Armour, Inc. Class A (sub. vtg.) (a)	274	26,175
VF Corp.	320	23,178
		266,577

TOTAL CONSUMER DISCRETIONARY		7,263,474

CONSUMER STAPLES - 10.6%
Beverages - 3.1%
Coca-Cola Enterprises, Inc.	9,647	496,724
Constellation Brands, Inc. Class A (sub. vtg.)	210	26,880
Diageo PLC	1,763	46,714
Dr. Pepper Snapple Group, Inc.	681	52,253
Molson Coors Brewing Co. Class B	3,212	218,705
PepsiCo, Inc.	6,960	646,793
SABMiller PLC	291	13,637
The Coca-Cola Co.	7,190	282,711
		1,784,417
Food & Staples Retailing - 2.6%
Costco Wholesale Corp.	1,125	157,556
CVS Health Corp.	6,171	631,910
Kroger Co.	11,270	388,815
Rite Aid Corp. (a)	3,568	29,436
Sysco Corp.	1,001	39,910
Wal-Mart Stores, Inc.	1,452	93,988
Walgreens Boots Alliance, Inc.	1,586	137,268
Whole Foods Market, Inc.	1,021	33,448
		1,512,331
Food Products - 2.3%
Bunge Ltd.	443	32,095
ConAgra Foods, Inc.	1,308	54,517
General Mills, Inc.	3,249	184,413
Kellogg Co.	3,556	235,692
Keurig Green Mountain, Inc.	770	43,582
Mondelez International, Inc.	14,542	615,999
The Hershey Co.	232	20,769
The Kraft Heinz Co.	341	24,777
Tyson Foods, Inc. Class A	2,752	116,355
		1,328,199
Household Products - 0.8%
Colgate-Palmolive Co.	693	43,527
Henkel AG & Co. KGaA	636	58,394
Procter & Gamble Co.	5,497	388,473
		490,394
Personal Products - 0.1%
Estee Lauder Companies, Inc. Class A	720	57,434
Tobacco - 1.7%
Altria Group, Inc.	1,697	90,925
British American Tobacco PLC sponsored ADR	406	43,028
Philip Morris International, Inc.	5,090	406,182
Reynolds American, Inc.	5,334	446,723
		986,858

TOTAL CONSUMER STAPLES		6,159,633

ENERGY - 5.2%
Energy Equipment & Services - 0.7%
Baker Hughes, Inc.	833	46,648
Halliburton Co.	2,147	84,484
Helmerich & Payne, Inc.	290	17,113
National Oilwell Varco, Inc.	733	31,028
Schlumberger Ltd.	2,597	200,930
		380,203
Oil, Gas & Consumable Fuels - 4.5%
Anadarko Petroleum Corp.	1,959	140,225
Apache Corp.	1,968	89,032
Cabot Oil & Gas Corp.	536	12,687
Canadian Natural Resources Ltd.	919	20,712
Chevron Corp.	3,808	308,410
Cimarex Energy Co.	505	55,808
Columbia Pipeline Group, Inc.	2,159	54,752
Concho Resources, Inc. (a)	621	67,167
ConocoPhillips Co.	1,116	54,851
Continental Resources, Inc. (a)	875	28,088
EOG Resources, Inc.	2,086	163,355
EQT Corp.	885	68,871
Exxon Mobil Corp.	6,760	508,622
Hess Corp.	668	39,713
HollyFrontier Corp.	409	19,166
Imperial Oil Ltd.	1,287	45,440
Kinder Morgan, Inc.	916	29,688
Magellan Midstream Partners LP	268	18,913
Marathon Petroleum Corp.	2,047	96,844
Noble Energy, Inc.	1,120	37,419
Occidental Petroleum Corp.	4,430	323,434
Phillips 66 Co.	243	19,214
Pioneer Natural Resources Co.	287	35,318
Range Resources Corp.	824	31,823
Spectra Energy Corp.	840	24,419
Suncor Energy, Inc.	5,272	149,312
The Williams Companies, Inc.	877	42,271
Total SA sponsored ADR	1,190	55,216
Valero Energy Corp.	1,802	106,931
		2,647,701

TOTAL ENERGY		3,027,904

FINANCIALS - 14.0%
Banks - 6.2%
Bank of America Corp.	24,605	402,046
BB&T Corp.	680	25,106
Citigroup, Inc.	15,146	810,008
East West Bancorp, Inc.	393	15,881
JPMorgan Chase & Co.	12,239	784,520
M&T Bank Corp.	1,099	129,946
PNC Financial Services Group, Inc.	465	42,371
Standard Chartered PLC (United Kingdom)	1,506	17,679
SVB Financial Group (a)	182	22,765
U.S. Bancorp	9,219	390,425
Wells Fargo & Co.	18,644	994,285
		3,635,032
Capital Markets - 2.0%
Ameriprise Financial, Inc.	746	84,052
Bank of New York Mellon Corp.	3,437	136,793
BlackRock, Inc. Class A	177	53,537
Charles Schwab Corp.	2,478	75,282
E*TRADE Financial Corp. (a)	1,099	28,893
Goldman Sachs Group, Inc.	790	148,994
Invesco Ltd.	807	27,527
LPL Financial	600	24,132
Morgan Stanley	7,802	268,779
Northern Trust Corp.	915	63,904
Och-Ziff Capital Management Group LLC Class A	1,637	16,517
State Street Corp.	3,359	241,579
TD Ameritrade Holding Corp.	899	30,081
		1,200,070
Consumer Finance - 0.4%
Ally Financial, Inc. (a)	1,433	31,325
American Express Co.	1,616	123,980
Discover Financial Services	1,321	70,977
		226,282
Diversified Financial Services - 1.6%
Berkshire Hathaway, Inc. Class B (a)	2,412	323,304
CME Group, Inc.	1,452	137,127
IntercontinentalExchange Group, Inc.	472	107,810
McGraw Hill Financial, Inc.	3,579	347,127
		915,368
Insurance - 2.0%
ACE Ltd.	498	50,876
American International Group, Inc.	4,346	262,238
CNA Financial Corp.	1,103	39,686
FNF Group	705	25,669
Genworth Financial, Inc. Class A (a)	2,989	15,483
Loews Corp.	2,644	96,374
Marsh & McLennan Companies, Inc.	2,871	154,259
MetLife, Inc.	4,509	225,901
The Chubb Corp.	780	94,232
Willis Group Holdings PLC	1,200	51,708
XL Group PLC Class A	3,390	126,413
		1,142,839
Real Estate Investment Trusts - 1.7%
American Tower Corp.	1,441	132,846
AvalonBay Communities, Inc.	628	103,658
Crown Castle International Corp.	3,942	328,723
Federal Realty Investment Trust (SBI)	281	36,271
General Growth Properties, Inc.	600	15,228
Iron Mountain, Inc.	922	26,129
Prologis, Inc.	1,064	40,432
Public Storage	171	34,417
Simon Property Group, Inc.	865	155,112
SL Green Realty Corp.	226	23,393
Vornado Realty Trust	627	54,668
Weyerhaeuser Co.	979	27,353
		978,230
Real Estate Management & Development - 0.1%
Realogy Holdings Corp. (a)	1,826	73,588

TOTAL FINANCIALS		8,171,409

HEALTH CARE - 16.3%
Biotechnology - 2.7%
Alexion Pharmaceuticals, Inc. (a)	729	125,527
Amgen, Inc.	1,817	275,784
Baxalta, Inc.	5,152	181,093
Biogen, Inc. (a)	575	170,948
BioMarin Pharmaceutical, Inc. (a)	110	14,216
Celgene Corp. (a)	1,271	150,080
Gilead Sciences, Inc.	4,266	448,229
Incyte Corp. (a)	208	24,168
Intercept Pharmaceuticals, Inc. (a)	100	18,976
Regeneron Pharmaceuticals, Inc. (a)	107	54,945
United Therapeutics Corp. (a)	66	9,941
Vertex Pharmaceuticals, Inc. (a)	793	101,123
		1,575,030
Health Care Equipment & Supplies - 3.5%
Abbott Laboratories	17,893	810,374
Baxter International, Inc.	2,248	86,436
Becton, Dickinson & Co.	3,355	473,122
Boston Scientific Corp. (a)	4,795	80,268
Intuitive Surgical, Inc. (a)	103	52,628
Medtronic PLC	6,312	456,294
St. Jude Medical, Inc.	201	14,233
Stryker Corp.	831	81,978
		2,055,333
Health Care Providers & Services - 2.7%
Aetna, Inc.	1,301	148,991
Anthem, Inc.	538	75,885
Cardinal Health, Inc.	150	12,341
Cigna Corp.	370	52,092
DaVita HealthCare Partners, Inc. (a)	449	33,962
Express Scripts Holding Co. (a)	1,529	127,824
HCA Holdings, Inc. (a)	2,247	194,635
Humana, Inc.	540	98,707
McKesson Corp.	1,678	331,539
UnitedHealth Group, Inc.	4,307	498,320
		1,574,296
Life Sciences Tools & Services - 0.2%
Agilent Technologies, Inc.	1,142	41,466
Thermo Fisher Scientific, Inc.	696	87,258
		128,724
Pharmaceuticals - 7.2%
AbbVie, Inc.	4,638	289,458
Allergan PLC (a)	4,330	1,315,194
Bristol-Myers Squibb Co.	4,008	238,356
Eli Lilly & Co.	2,730	224,816
GlaxoSmithKline PLC sponsored ADR	1,822	74,574
Johnson & Johnson	4,086	384,002
Mallinckrodt PLC (a)	147	12,677
Merck & Co., Inc.	3,581	192,837
Mylan N.V.	1,295	64,219
Novartis AG sponsored ADR	140	13,611
Pfizer, Inc.	22,804	734,745
Shire PLC sponsored ADR	613	142,216
Teva Pharmaceutical Industries Ltd. sponsored ADR	6,189	398,633
Valeant Pharmaceuticals International, Inc. (Canada) (a)	158	36,628
Zoetis, Inc. Class A	2,040	91,535
		4,213,501

TOTAL HEALTH CARE		9,546,884

INDUSTRIALS - 11.3%
Aerospace & Defense - 5.6%
Honeywell International, Inc.	9,330	926,189
L-3 Communications Holdings, Inc.	216	22,782
Lockheed Martin Corp.	1,914	385,059
Northrop Grumman Corp.	5,085	832,618
Raytheon Co.	3,252	333,525
Textron, Inc.	2,553	99,056
The Boeing Co.	2,547	332,842
United Technologies Corp.	4,069	372,761
		3,304,832
Air Freight & Logistics - 0.4%
FedEx Corp.	955	143,833
United Parcel Service, Inc. Class B	884	86,323
		230,156
Airlines - 0.7%
American Airlines Group, Inc.	2,536	98,853
Delta Air Lines, Inc.	3,865	169,210
United Continental Holdings, Inc. (a)	2,026	115,421
		383,484
Building Products - 0.1%
Allegion PLC	550	32,786
Fortune Brands Home & Security, Inc.	434	20,767
Masco Corp.	726	19,043
		72,596
Commercial Services & Supplies - 0.3%
Republic Services, Inc.	692	28,358
Tyco International Ltd.	3,872	140,515
		168,873
Construction & Engineering - 0.1%
Fluor Corp.	743	33,896
Electrical Equipment - 0.3%
Eaton Corp. PLC	1,058	60,369
Emerson Electric Co.	494	23,574
Hubbell, Inc. Class B	404	39,863
Sensata Technologies Holding BV (a)	1,294	61,336
		185,142
Industrial Conglomerates - 2.4%
3M Co.	146	20,752
Danaher Corp.	8,121	706,689
General Electric Co.	26,272	652,071
Roper Industries, Inc.	249	40,360
		1,419,872
Machinery - 0.6%
Caterpillar, Inc.	247	18,881
Cummins, Inc.	181	22,037
Deere & Co.	909	74,338
Flowserve Corp.	1,757	79,293
Ingersoll-Rand PLC	462	25,544
PACCAR, Inc.	974	57,437
Pentair PLC	928	51,309
SPX Corp.	193	11,335
Stanley Black & Decker, Inc.	256	25,989
		366,163
Professional Services - 0.1%
Equifax, Inc.	555	54,335
Road & Rail - 0.7%
Canadian National Railway Co.	797	44,351
Canadian Pacific Railway Ltd.	625	90,781
CSX Corp.	2,256	61,769
Norfolk Southern Corp.	276	21,503
Union Pacific Corp.	1,970	168,908
		387,312
Trading Companies & Distributors - 0.0%
AerCap Holdings NV (a)	185	7,777

TOTAL INDUSTRIALS		6,614,438

INFORMATION TECHNOLOGY - 17.8%
Communications Equipment - 1.1%
Cisco Systems, Inc.	13,807	357,325
QUALCOMM, Inc.	4,691	265,417
		622,742
Electronic Equipment & Components - 0.5%
Keysight Technologies, Inc. (a)	580	18,583
TE Connectivity Ltd.	4,497	266,627
Trimble Navigation Ltd. (a)	1,101	20,809
		306,019
Internet Software & Services - 3.9%
Akamai Technologies, Inc. (a)	390	27,811
eBay, Inc. (a)	8,398	227,670
Facebook, Inc. Class A (a)	5,984	535,149
Google, Inc.:
Class A (a)	535	346,584
Class C	1,536	949,632
LinkedIn Corp. Class A (a)	115	20,769
Rackspace Hosting, Inc. (a)	844	25,666
Twitter, Inc. (a)	872	24,233
Velti PLC (a)(b)	976	3
VeriSign, Inc. (a)	750	51,705
Yahoo!, Inc. (a)	2,722	87,757
		2,296,979
IT Services - 3.2%
Accenture PLC Class A	1,564	147,438
Amdocs Ltd.	1,068	61,100
ASAC II LP (a)(b)	1,527	29,639
Automatic Data Processing, Inc.	861	66,573
Cognizant Technology Solutions Corp. Class A (a)	4,010	252,389
Fidelity National Information Services, Inc.	1,360	93,922
IBM Corp.	1,238	183,088
MasterCard, Inc. Class A	4,171	385,275
PayPal Holdings, Inc. (a)	1,193	41,755
Vantiv, Inc. (a)	4,299	189,328
Visa, Inc. Class A	5,604	399,565
Xerox Corp.	2,950	30,002
		1,880,074
Semiconductors & Semiconductor Equipment - 2.4%
Analog Devices, Inc.	5,357	299,242
Applied Materials, Inc.	8,161	131,270
Avago Technologies Ltd.	933	117,530
Broadcom Corp. Class A	1,986	102,617
Freescale Semiconductor, Inc. (a)	717	25,618
Intel Corp.	3,399	97,007
KLA-Tencor Corp.	446	22,349
Lam Research Corp.	1,954	142,193
Microchip Technology, Inc.	1,640	69,700
Micron Technology, Inc. (a)	1,873	30,736
NXP Semiconductors NV (a)	3,770	319,131
Texas Instruments, Inc.	610	29,182
		1,386,575
Software - 2.6%
Adobe Systems, Inc. (a)	1,251	98,291
Microsoft Corp.	22,388	974,326
Oracle Corp.	4,947	183,484
Red Hat, Inc. (a)	1,384	99,939
Salesforce.com, Inc. (a)	1,974	136,917
		1,492,957
Technology Hardware, Storage & Peripherals - 4.1%
Apple, Inc.	17,088	1,926,843
EMC Corp.	9,242	229,849
First Data Holdings, Inc. Class B (a)(b)	3,850	19,019
Hewlett-Packard Co.	200	5,612
SanDisk Corp.	826	45,067
Seagate Technology LLC	1,771	91,029
Western Digital Corp.	837	68,601
		2,386,020

TOTAL INFORMATION TECHNOLOGY		10,371,366

MATERIALS - 4.2%
Chemicals - 2.9%
Air Products & Chemicals, Inc.	230	32,092
Airgas, Inc.	543	52,410
Ashland, Inc.	643	67,496
Axiall Corp.	200	5,052
Celanese Corp. Class A	1,001	60,701
CF Industries Holdings, Inc.	5,895	338,255
E.I. du Pont de Nemours & Co.	2,918	150,277
Ecolab, Inc.	652	71,159
LyondellBasell Industries NV Class A	3,932	335,714
Monsanto Co.	1,491	145,596
Praxair, Inc.	192	20,304
RPM International, Inc.	893	39,158
Sherwin-Williams Co.	224	57,301
Syngenta AG:
sponsored ADR	200	13,868
(Switzerland)	90	30,173
The Chemours Co. LLC	91	880
The Dow Chemical Co.	5,202	227,640
The Mosaic Co.	942	38,462
		1,686,538
Construction Materials - 0.4%
Martin Marietta Materials, Inc.	877	147,161
Vulcan Materials Co.	1,310	122,642
		269,803
Containers & Packaging - 0.7%
Ball Corp.	424	27,946
Crown Holdings, Inc. (a)	655	32,468
Sealed Air Corp.	6,375	327,994
		388,408
Metals & Mining - 0.1%
Alcoa, Inc.	2,138	20,204
Franco-Nevada Corp.	262	11,351
Freeport-McMoRan, Inc.	1,880	20,003
Nucor Corp.	567	24,545
Teck Resources Ltd. Class B (sub. vtg.)	510	3,663
United States Steel Corp.	631	10,336
		90,102
Paper & Forest Products - 0.1%
International Paper Co.	864	37,273

TOTAL MATERIALS		2,472,124

TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 1.3%
AT&T, Inc.	5,884	195,349
Verizon Communications, Inc.	11,910	547,979
		743,328
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	1,869	74,031

TOTAL TELECOMMUNICATION SERVICES		817,359

UTILITIES - 2.2%
Electric Utilities - 1.5%
American Electric Power Co., Inc.	1,582	85,887
Edison International	1,710	100,001
Exelon Corp.	2,042	62,812
FirstEnergy Corp.	3,772	120,553
ITC Holdings Corp.	503	16,448
NextEra Energy, Inc.	590	58,062
Pepco Holdings, Inc.	790	18,154
PPL Corp.	10,274	318,391
Southern Co.	276	11,981
Xcel Energy, Inc.	2,340	78,928
		871,217
Gas Utilities - 0.1%
Amerigas Partners LP	348	15,604
Atmos Energy Corp.	480	26,299
		41,903
Independent Power and Renewable Electricity Producers - 0.1%
NRG Energy, Inc.	950	18,924
The AES Corp.	2,443	29,316
		48,240
Multi-Utilities - 0.5%
CenterPoint Energy, Inc.	1,021	19,011
CMS Energy Corp.	619	20,291
DTE Energy Co.	680	53,081
NiSource, Inc.	4,500	75,555
PG&E Corp.	3,260	161,631
		329,569

TOTAL UTILITIES		1,290,929

TOTAL COMMON STOCKS
(Cost $45,276,293)		55,735,520

Convertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Internet & Catalog Retail - 0.0%
The Honest Co., Inc. Series D (b)
(Cost $6,909)	151	6,909
	Principal Amount	Value

Convertible Bonds - 0.0%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Amyris, Inc. 3% 2/27/17
(Cost $5,000)	$5,000	4,465

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.03% to 0.1% 10/22/15 to 11/19/15 (c)
(Cost $89,992)	$90,000	89,997

Money Market Funds - 4.6%
	Shares
Dreyfus Treasury & Agency Cash Management Fund Institutional Shares, 0.01% (d)
(Cost $2,673,543)	2,673,543	2,673,543
TOTAL INVESTMENT PORTFOLIO - 100.1%
(Cost $48,051,737)		58,510,434
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(80,007)
NET ASSETS - 100%		$58,430,427

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
17 CME E-mini S&P 500 Index Contracts (United States)	Sept. 2015	1,673,820	$(108,475)

The face value of futures purchased as a percentage of Net Assets is 2.9%

Legend

 (a) Non-income producing

 (b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $55,570 or 0.1% of net assets.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $89,997.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
ASAC II LP	10/10/13	$15,270
First Data Holdings, Inc. Class B	6/26/14	$15,400
The Honest Co., Inc. Series D	8/12/15	$6,909
Velti PLC	4/19/13	$1,464

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$7,270,383	$7,263,474	$--	$6,909
Consumer Staples	6,159,633	6,112,919	46,714	--
Energy	3,027,904	3,027,904	--	--
Financials	8,171,409	8,171,409	--	--
Health Care	9,546,884	9,546,884	--	--
Industrials	6,614,438	6,614,438	--	--
Information Technology	10,371,366	10,322,705	3	48,658
Materials	2,472,124	2,441,951	30,173	--
Telecommunication Services	817,359	817,359	--	--
Utilities	1,290,929	1,290,929	--	--
Corporate Bonds	4,465	--	4,465	--
U.S. Treasury Obligations	89,997	--	89,997	--
Money Market Funds	2,673,543	2,673,543	--	--
Total Investments in Securities:	$58,510,434	$58,283,515	$171,352	$55,567
Derivative Instruments:
Liabilities
Futures Contracts	$(108,475)	$(108,475)	$--	$--
Total Liabilities	$(108,475)	$(108,475)	$--	$--
Total Derivative Instruments:	$(108,475)	$(108,475)	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Strategic Advisers, Inc. (Strategic Advisers) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events , changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At August 31, 2015, the cost of investment securities for income tax purposes was $48,423,985. Net unrealized appreciation aggregated $10,086,449, of which $12,061,562 related to appreciated investment securities and $1,975,113 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Strategic Advisers® Growth Fund

Offered exclusively to certain clients of Strategic Advisers, Inc. - not available for sale to the general public

August 31, 2015

1.907407.105
SGF-QTLY-1015

Investments August 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 77.1%
	Shares	Value
CONSUMER DISCRETIONARY - 15.6%
Auto Components - 0.4%
Lear Corp.	453,006	$46,564,487
Automobiles - 0.3%
General Motors Co.	441,920	13,010,125
Tesla Motors, Inc. (a)	103,612	25,805,605
		38,815,730
Hotels, Restaurants & Leisure - 2.4%
Brinker International, Inc.	355,333	18,878,842
Carnival Corp. unit	344,304	16,950,086
Chipotle Mexican Grill, Inc. (a)	3,992	2,834,360
Darden Restaurants, Inc.	308,300	20,967,483
Domino's Pizza, Inc.	136,164	14,425,214
Dunkin' Brands Group, Inc.	281,143	14,102,133
Hilton Worldwide Holdings, Inc.	1,668,750	41,435,063
Las Vegas Sands Corp.	227,450	10,515,014
Marriott International, Inc. Class A	166,600	11,771,956
McDonald's Corp.	321,660	30,564,133
Starbucks Corp.	771,750	42,222,443
Wyndham Worldwide Corp.	273,600	20,924,928
Yum! Brands, Inc.	516,560	41,205,991
		286,797,646
Household Durables - 0.4%
D.R. Horton, Inc.	497,500	15,109,075
Harman International Industries, Inc.	175,800	17,182,692
Mohawk Industries, Inc. (a)	72,322	14,245,264
		46,537,031
Internet & Catalog Retail - 2.4%
Amazon.com, Inc. (a)	422,971	216,937,596
Expedia, Inc.	140,610	16,168,744
Groupon, Inc. Class A (a)	451,225	2,030,513
Priceline Group, Inc. (a)	34,087	42,562,392
TripAdvisor, Inc. (a)	37,317	2,608,458
Vipshop Holdings Ltd. ADR (a)	231,165	4,158,658
Zalando SE (a)	119,205	3,905,964
zulily, Inc. Class A (a)	202,005	3,585,589
		291,957,914
Leisure Products - 0.1%
Polaris Industries, Inc.	121,050	15,720,764
Media - 2.8%
Charter Communications, Inc. Class A (a)	131,247	23,835,768
Comcast Corp. Class A	2,187,658	123,230,775
Legend Pictures LLC (a)(b)(c)	2,783	6,200,997
Omnicom Group, Inc.	338,470	22,670,721
The Walt Disney Co.	860,877	87,706,149
Time Warner Cable, Inc.	89,724	16,690,458
Time Warner, Inc.	226,500	16,104,150
Twenty-First Century Fox, Inc. Class A	745,850	20,428,832
Viacom, Inc. Class B (non-vtg.)	615,160	25,080,073
		341,947,923
Multiline Retail - 0.3%
Dollar Tree, Inc. (a)	288,654	22,012,754
Kohl's Corp.	360,029	18,372,280
		40,385,034
Specialty Retail - 5.1%
American Eagle Outfitters, Inc.	1,328,644	22,613,521
AutoZone, Inc. (a)	132,647	94,973,926
Best Buy Co., Inc.	647,666	23,795,249
Dick's Sporting Goods, Inc.	251,014	12,583,332
Foot Locker, Inc.	333,800	23,629,702
Home Depot, Inc.	1,939,910	225,921,919
L Brands, Inc.	305,400	25,623,060
Lowe's Companies, Inc.	717,305	49,615,987
O'Reilly Automotive, Inc. (a)	153,100	36,754,717
Ross Stores, Inc.	226,094	10,992,690
TJX Companies, Inc.	758,220	53,318,030
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	270,500	42,763,345
		622,585,478
Textiles, Apparel & Luxury Goods - 1.4%
Hanesbrands, Inc.	723,200	21,775,552
lululemon athletica, Inc. (a)	118,957	7,614,438
Michael Kors Holdings Ltd. (a)	184,082	8,000,204
NIKE, Inc. Class B	861,412	96,262,791
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	48,096	6,769,031
Under Armour, Inc. Class A (sub. vtg.) (a)	246,069	23,506,972
		163,928,988

TOTAL CONSUMER DISCRETIONARY		1,895,240,995

CONSUMER STAPLES - 7.0%
Beverages - 2.0%
Anheuser-Busch InBev SA NV ADR	213,350	23,235,949
Molson Coors Brewing Co. Class B	310,000	21,107,900
Monster Beverage Corp. (a)	323,380	44,775,195
PepsiCo, Inc.	1,186,749	110,284,585
SABMiller PLC sponsored ADR	301,395	14,121,863
The Coca-Cola Co.	839,811	33,021,369
		246,546,861
Food & Staples Retailing - 1.4%
CVS Health Corp.	1,220,787	125,008,589
Kroger Co.	1,161,800	40,082,100
		165,090,689
Food Products - 1.9%
Archer Daniels Midland Co.	934,770	42,055,302
Bunge Ltd.	238,575	17,284,759
Danone SA sponsored ADR	1,668,388	20,754,747
General Mills, Inc.	475,008	26,961,454
Kellogg Co.	400,930	26,573,640
Keurig Green Mountain, Inc.	128,225	7,257,535
Mead Johnson Nutrition Co. Class A	189,085	14,812,919
Mondelez International, Inc.	864,851	36,635,088
Tyson Foods, Inc. Class A	915,214	38,695,248
		231,030,692
Household Products - 0.3%
Colgate-Palmolive Co.	341,654	21,459,288
Procter & Gamble Co.	230,628	16,298,481
		37,757,769
Personal Products - 0.1%
Estee Lauder Companies, Inc. Class A	134,250	10,709,123
Tobacco - 1.3%
Altria Group, Inc.	261,722	14,023,065
Philip Morris International, Inc.	1,084,341	86,530,412
Reynolds American, Inc.	603,596	50,551,165
		151,104,642

TOTAL CONSUMER STAPLES		842,239,776

ENERGY - 1.3%
Energy Equipment & Services - 0.4%
Cameron International Corp. (a)	259,019	17,292,108
Halliburton Co.	440,750	17,343,513
Schlumberger Ltd.	198,349	15,346,262
		49,981,883
Oil, Gas & Consumable Fuels - 0.9%
Apache Corp.	339,200	15,345,408
EOG Resources, Inc.	247,200	19,358,232
Marathon Petroleum Corp.	617,285	29,203,753
Occidental Petroleum Corp.	218,800	15,974,588
Tesoro Corp.	208,300	19,165,683
Valero Energy Corp.	196,500	11,660,310
		110,707,974

TOTAL ENERGY		160,689,857

FINANCIALS - 3.7%
Banks - 0.5%
JPMorgan Chase & Co.	933,320	59,825,812
Capital Markets - 0.7%
Charles Schwab Corp.	1,229,850	37,362,843
Goldman Sachs Group, Inc.	155,900	29,402,740
Greenhill & Co., Inc.	76,755	2,694,868
SEI Investments Co.	428,602	21,678,689
		91,139,140
Consumer Finance - 0.7%
American Express Co.	97,903	7,511,118
Capital One Financial Corp.	672,460	52,283,765
Discover Financial Services	395,266	21,237,642
		81,032,525
Diversified Financial Services - 0.5%
CME Group, Inc.	378,500	35,745,540
McGraw Hill Financial, Inc.	166,258	16,125,363
MSCI, Inc. Class A	280,768	16,992,079
		68,862,982
Insurance - 0.7%
Everest Re Group Ltd.	106,090	18,651,683
FNF Group	436,453	15,891,254
MetLife, Inc.	202,794	10,159,979
Prudential Financial, Inc.	284,220	22,936,554
XL Group PLC Class A	381,100	14,211,219
		81,850,689
Real Estate Investment Trusts - 0.5%
American Tower Corp.	586,442	54,064,088
Extra Space Storage, Inc.	82,627	6,071,432
		60,135,520
Real Estate Management & Development - 0.1%
Realogy Holdings Corp. (a)	247,520	9,975,056

TOTAL FINANCIALS		452,821,724

HEALTH CARE - 15.5%
Biotechnology - 5.7%
Alexion Pharmaceuticals, Inc. (a)	270,971	46,658,496
Alnylam Pharmaceuticals, Inc. (a)	30,751	3,164,585
Amgen, Inc.	532,825	80,872,179
Biogen, Inc. (a)	299,013	88,896,565
BioMarin Pharmaceutical, Inc. (a)	280,660	36,272,498
Celgene Corp. (a)	1,189,992	140,514,255
Gilead Sciences, Inc.	2,536,162	266,474,541
Intrexon Corp. (a)	58,829	2,617,891
Seattle Genetics, Inc. (a)	38,776	1,561,510
Vertex Pharmaceuticals, Inc. (a)	204,500	26,077,840
		693,110,360
Health Care Equipment & Supplies - 1.3%
Edwards Lifesciences Corp. (a)	282,731	39,831,143
Hologic, Inc. (a)	483,258	18,755,243
Intuitive Surgical, Inc. (a)	44,602	22,789,392
Medtronic PLC	503,140	36,371,991
St. Jude Medical, Inc.	159,100	11,265,871
Varian Medical Systems, Inc. (a)	186,958	15,190,338
Zimmer Biomet Holdings, Inc.	92,705	9,600,530
		153,804,508
Health Care Providers & Services - 3.4%
Aetna, Inc.	246,900	28,274,988
Cardinal Health, Inc.	238,600	19,629,622
Centene Corp. (a)	282,009	17,405,595
Cigna Corp.	187,800	26,440,362
Community Health Systems, Inc. (a)	387,526	20,810,146
Express Scripts Holding Co. (a)	294,263	24,600,387
HCA Holdings, Inc. (a)	1,001,471	86,747,418
Laboratory Corp. of America Holdings (a)	173,800	20,475,378
McKesson Corp.	336,186	66,423,630
Molina Healthcare, Inc. (a)	148,244	11,057,520
UnitedHealth Group, Inc.	819,960	94,869,372
		416,734,418
Health Care Technology - 0.1%
athenahealth, Inc. (a)	132,445	17,611,212
Life Sciences Tools & Services - 1.0%
Agilent Technologies, Inc.	494,730	17,963,646
Illumina, Inc. (a)	151,999	30,036,522
Thermo Fisher Scientific, Inc.	600,997	75,346,994
		123,347,162
Pharmaceuticals - 4.0%
AbbVie, Inc.	554,600	34,612,586
Allergan PLC (a)	411,583	125,014,220
Bristol-Myers Squibb Co.	1,392,053	82,785,392
Eli Lilly & Co.	409,330	33,708,326
Endo Health Solutions, Inc. (a)	208,545	16,057,965
Merck & Co., Inc.	1,289,451	69,436,936
Novartis AG sponsored ADR	189,257	18,399,566
Novo Nordisk A/S Series B sponsored ADR	393,683	21,758,859
Pfizer, Inc.	545,842	17,587,029
Shire PLC sponsored ADR	190,950	44,300,400
Zoetis, Inc. Class A	373,737	16,769,579
		480,430,858

TOTAL HEALTH CARE		1,885,038,518

INDUSTRIALS - 6.0%
Aerospace & Defense - 2.5%
General Dynamics Corp.	268,566	38,144,429
Honeywell International, Inc.	352,230	34,965,872
L-3 Communications Holdings, Inc.	125,500	13,236,485
Lockheed Martin Corp.	116,400	23,417,352
Northrop Grumman Corp.	326,653	53,486,162
Textron, Inc.	478,217	18,554,820
The Boeing Co.	395,600	51,697,008
TransDigm Group, Inc. (a)	26,766	6,151,630
United Technologies Corp.	733,763	67,220,028
		306,873,786
Air Freight & Logistics - 1.0%
Expeditors International of Washington, Inc.	413,080	20,228,528
FedEx Corp.	247,170	37,226,274
United Parcel Service, Inc. Class B	571,844	55,840,567
XPO Logistics, Inc. (a)	60,880	2,136,888
		115,432,257
Airlines - 0.7%
Copa Holdings SA Class A	261,340	13,398,902
Delta Air Lines, Inc.	991,078	43,389,395
JetBlue Airways Corp. (a)	496,000	11,070,720
United Continental Holdings, Inc. (a)	392,118	22,338,962
		90,197,979
Building Products - 0.1%
Owens Corning	221,600	9,814,664
Commercial Services & Supplies - 0.1%
Stericycle, Inc. (a)	43,635	6,158,644
Electrical Equipment - 0.1%
Regal Beloit Corp.	74,525	4,968,582
SolarCity Corp. (a)	52,386	2,529,196
		7,497,778
Industrial Conglomerates - 0.3%
Danaher Corp.	211,749	18,426,398
Roper Industries, Inc.	139,321	22,582,541
		41,008,939
Machinery - 0.1%
Caterpillar, Inc.	157,200	12,016,368
Professional Services - 0.2%
IHS, Inc. Class A (a)	101,609	11,788,676
Verisk Analytics, Inc. (a)	200,989	14,688,276
		26,476,952
Road & Rail - 0.9%
Canadian Pacific Railway Ltd.	315,050	45,760,797
Union Pacific Corp.	782,356	67,079,203
		112,840,000

TOTAL INDUSTRIALS		728,317,367

INFORMATION TECHNOLOGY - 24.6%
Communications Equipment - 1.1%
Cisco Systems, Inc.	1,687,672	43,676,951
Juniper Networks, Inc.	1,045,900	26,890,089
Palo Alto Networks, Inc. (a)	32,800	5,386,416
QUALCOMM, Inc.	1,097,703	62,108,036
		138,061,492
Electronic Equipment & Components - 0.2%
Corning, Inc.	949,600	16,342,616
Keysight Technologies, Inc. (a)	277,275	8,883,891
		25,226,507
Internet Software & Services - 6.6%
Alibaba Group Holding Ltd. sponsored ADR	248,149	16,407,612
Autohome, Inc. ADR Class A (a)	177,444	5,522,057
Dropbox, Inc. (a)(c)	314,762	4,110,792
eBay, Inc. (a)	655,757	17,777,572
Facebook, Inc. Class A (a)	2,337,645	209,055,592
Google, Inc.:
Class A (a)	356,199	230,752,836
Class C	328,740	203,243,505
IAC/InterActiveCorp	89,480	6,245,704
LendingClub Corp.	474,191	5,951,097
LinkedIn Corp. Class A (a)	284,027	51,295,276
MercadoLibre, Inc.	44,136	4,857,167
Pandora Media, Inc. (a)	270,320	4,849,541
SurveyMonkey (c)	163,411	2,416,849
Twitter, Inc. (a)	777,038	21,593,886
Yelp, Inc. (a)	66,724	1,620,059
Youku Tudou, Inc. ADR (a)	263,514	4,376,968
Zillow Group, Inc. (a)	192,211	4,878,315
Zillow Group, Inc. Class C (a)	384,422	9,479,847
		804,434,675
IT Services - 6.1%
Accenture PLC Class A	265,195	24,999,933
Alliance Data Systems Corp. (a)	306,630	78,862,170
Amdocs Ltd.	341,678	19,547,398
Automatic Data Processing, Inc.	68,764	5,316,832
Cognizant Technology Solutions Corp. Class A (a)	1,469,233	92,473,525
EPAM Systems, Inc. (a)	156,987	11,084,852
Fidelity National Information Services, Inc.	716,259	49,464,847
Fiserv, Inc. (a)	341,500	29,119,705
FleetCor Technologies, Inc. (a)	365,560	54,526,930
Gartner, Inc. Class A (a)	156,853	13,412,500
IBM Corp.	88,600	13,103,054
MasterCard, Inc. Class A	1,277,000	117,956,490
PayPal Holdings, Inc. (a)	604,297	21,150,395
Visa, Inc. Class A	2,948,607	210,235,679
		741,254,310
Semiconductors & Semiconductor Equipment - 2.0%
Analog Devices, Inc.	670,365	37,446,589
Applied Materials, Inc.	607,450	9,770,833
ARM Holdings PLC sponsored ADR	284,214	11,982,462
Avago Technologies Ltd.	183,588	23,126,580
Broadcom Corp. Class A	335,953	17,358,692
Lam Research Corp.	752,650	54,770,341
NXP Semiconductors NV (a)	479,770	40,612,531
Skyworks Solutions, Inc.	267,700	23,383,595
Texas Instruments, Inc.	357,400	17,098,016
		235,549,639
Software - 4.3%
Activision Blizzard, Inc.	1,092,670	31,283,142
Adobe Systems, Inc. (a)	507,150	39,846,776
Aspen Technology, Inc. (a)	544,593	20,623,737
Autodesk, Inc. (a)	294,618	13,773,392
Electronic Arts, Inc. (a)	959,860	63,494,739
FactSet Research Systems, Inc.	86,320	13,631,654
FireEye, Inc. (a)	297,420	11,236,528
Intuit, Inc.	274,703	23,555,782
Microsoft Corp.	2,008,084	87,391,816
NetSuite, Inc. (a)	50,722	4,506,650
Oracle Corp.	2,574,014	95,470,179
ServiceNow, Inc. (a)	192,525	13,661,574
SolarWinds, Inc. (a)	692,620	27,531,645
Splunk, Inc. (a)	280,361	17,373,971
Synopsys, Inc. (a)	439,300	20,616,349
Tableau Software, Inc. (a)	228,597	21,526,979
Workday, Inc. Class A (a)	198,147	13,921,808
		519,446,721
Technology Hardware, Storage & Peripherals - 4.3%
3D Systems Corp. (a)	77,626	1,065,805
Apple, Inc.	4,320,781	487,211,266
NCR Corp. (a)	638,090	16,009,678
Stratasys Ltd. (a)	26,986	827,391
Western Digital Corp.	150,012	12,294,984
		517,409,124

TOTAL INFORMATION TECHNOLOGY		2,981,382,468

MATERIALS - 2.3%
Chemicals - 2.2%
Ashland, Inc.	403,340	42,338,600
FMC Corp.	209,090	8,846,598
LyondellBasell Industries NV Class A	688,286	58,765,859
Monsanto Co.	669,290	65,356,169
PPG Industries, Inc.	416,300	39,669,227
Sherwin-Williams Co.	85,811	21,951,312
The Dow Chemical Co.	315,597	13,810,525
The Mosaic Co.	364,200	14,870,286
		265,608,576
Construction Materials - 0.1%
Eagle Materials, Inc.	105,654	8,645,667
Metals & Mining - 0.0%
Freeport-McMoRan, Inc.	593,460	6,314,414

TOTAL MATERIALS		280,568,657

TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.8%
AT&T, Inc.	647,288	21,489,962
Verizon Communications, Inc.	1,601,349	73,678,067
		95,168,029
Wireless Telecommunication Services - 0.2%
SBA Communications Corp. Class A (a)	198,550	23,468,610

TOTAL TELECOMMUNICATION SERVICES		118,636,639

UTILITIES - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
The AES Corp.	863,276	10,359,312
TOTAL COMMON STOCKS
(Cost $6,731,520,224)		9,355,295,313

Preferred Stocks - 0.2%
Convertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Diversified Consumer Services - 0.1%
Airbnb, Inc. Series D (a)(c)	98,859	9,203,219
Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Internet & Catalog Retail - 0.1%
Flipkart Series D (a)(c)	52,096	7,075,679
INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
Palantir Technologies, Inc.:
Series G (a)(c)	296,161	3,370,312
Series H (a)(c)	93,416	1,063,074
Series H1 (a)(c)	93,416	1,063,074
		5,496,460

TOTAL NONCONVERTIBLE PREFERRED STOCKS		12,572,139

TOTAL PREFERRED STOCKS
(Cost $6,782,330)		21,775,358

Equity Funds - 19.2%
Large Growth Funds - 16.5%
Columbia Select Large Cap Growth Fund Class R5	22,385,946	396,678,956
Fidelity Growth Company Fund (d)	8,077,272	1,092,774,126
iShares Russell 1000 Growth Index ETF	70,748	6,777,658
PRIMECAP Odyssey Growth Fund	4,193,705	109,833,131
Wells Fargo Advantage Premier Large Co. Growth Fund - Administrator Class	25,845,540	396,470,577

TOTAL LARGE GROWTH FUNDS		2,002,534,448

U.S. Equity Funds - 2.7%
BBH Core Select Fund - Retail Class	23,321,400	328,365,308
TOTAL EQUITY FUNDS
(Cost $1,813,185,412)		2,330,899,756

U.S. Treasury Obligations - 0.1%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.03% to 0.1% 10/22/15 to 11/27/15 (e)
(Cost $14,888,275)	$14,890,000	14,889,668

Money Market Funds - 2.0%
	Shares
Dreyfus Treasury & Agency Cash Management Fund Institutional Shares, 0.01% (f)
(Cost $247,241,811)	247,241,811	247,241,811
TOTAL INVESTMENT PORTFOLIO - 98.6%
(Cost $8,813,618,052)		11,970,101,906
NET OTHER ASSETS (LIABILITIES) - 1.4%		171,588,359
NET ASSETS - 100%		$12,141,690,265

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
2,787 ICE Russell 1000 Growth Index Contracts (United States)	Sept. 2015	267,607,740	$(12,512,905)

The face value of futures purchased as a percentage of Net Assets is 2.2%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Non-income producing

 (b) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is wholly-owned by the Fund.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $34,503,996 or 0.3% of net assets.

 (d) Affiliated Fund

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $7,632,924.

 (f) The rate quoted is the annualized seven-day yield of the fund at period end.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Airbnb, Inc. Series D	4/16/14	$4,024,850
Dropbox, Inc.	5/1/12 - 5/25/12	$2,849,379
Flipkart Series D	10/4/13	$1,195,447
Legend Pictures LLC	3/8/12	$2,977,445
Palantir Technologies, Inc. Series G	7/19/12	$906,253
Palantir Technologies, Inc. Series H	10/25/13	$327,890
Palantir Technologies, Inc. Series H1	10/25/13	$327,890
SurveyMonkey	11/25/14	$2,688,111

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Growth Company Fund	$1,144,953,300	$--	$--	$--	$1,092,774,126
Total	$1,144,953,300	$--	$--	$--	$1,092,774,126

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$1,911,519,893	$1,889,039,998	$--	$22,479,895
Consumer Staples	842,239,776	842,239,776	--	--
Energy	160,689,857	160,689,857	--	--
Financials	452,821,724	452,821,724	--	--
Health Care	1,885,038,518	1,885,038,518	--	--
Industrials	728,317,367	728,317,367	--	--
Information Technology	2,986,878,928	2,974,854,827	--	12,024,101
Materials	280,568,657	280,568,657	--	--
Telecommunication Services	118,636,639	118,636,639	--	--
Utilities	10,359,312	10,359,312	--	--
Equity Funds	2,330,899,756	2,330,899,756	--	--
U.S. Treasury Obligations	14,889,668	--	14,889,668	--
Money Market Funds	247,241,811	247,241,811	--	--
Total Investments in Securities:	$11,970,101,906	$11,920,708,242	$14,889,668	$34,503,996
Derivative Instruments:
Liabilities
Futures Contracts	$(12,512,905)	$(12,512,905)	$--	$--
Total Liabilities	$(12,512,905)	$(12,512,905)	$--	$--
Total Derivative Instruments:	$(12,512,905)	$(12,512,905)	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At August 31, 2015, the cost of investment securities for income tax purposes was $8,822,203,182. Net unrealized appreciation aggregated $3,147,898,724, of which $3,518,773,205 related to appreciated investment securities and $370,874,481 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Strategic Advisers® Growth Multi-Manager Fund

August 31, 2015

1.931559.103
MMG-QTLY-1015

Investments August 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.0%
	Shares	Value
CONSUMER DISCRETIONARY - 18.4%
Auto Components - 0.5%
Lear Corp.	2,769	$284,626
Automobiles - 0.5%
General Motors Co.	2,744	80,783
Tesla Motors, Inc. (a)	842	209,709
		290,492
Hotels, Restaurants & Leisure - 2.8%
Brinker International, Inc.	2,232	118,586
Carnival Corp. unit	2,163	106,484
Chipotle Mexican Grill, Inc. (a)	34	24,140
Darden Restaurants, Inc.	1,825	124,118
Domino's Pizza, Inc.	855	90,579
Dunkin' Brands Group, Inc.	2,446	122,691
Hilton Worldwide Holdings, Inc.	9,350	232,161
Las Vegas Sands Corp.	1,276	58,989
Marriott International, Inc. Class A	1,000	70,660
McDonald's Corp.	2,000	190,040
Starbucks Corp.	4,320	236,347
Wyndham Worldwide Corp.	1,639	125,351
Yum! Brands, Inc.	3,081	245,771
		1,745,917
Household Durables - 0.4%
D.R. Horton, Inc.	3,000	91,110
Harman International Industries, Inc.	986	96,372
Mohawk Industries, Inc. (a)	436	85,879
		273,361
Internet & Catalog Retail - 2.8%
Amazon.com, Inc. (a)	2,451	1,257,093
Expedia, Inc.	873	100,386
Groupon, Inc. Class A (a)	3,911	17,600
Priceline Group, Inc. (a)	202	252,225
TripAdvisor, Inc. (a)	316	22,088
Vipshop Holdings Ltd. ADR (a)	1,931	34,739
Zalando SE (a)	987	32,341
zulily, Inc. Class A (a)	1,674	29,714
		1,746,186
Leisure Products - 0.2%
Polaris Industries, Inc.	680	88,312
Media - 3.2%
Charter Communications, Inc. Class A (a)	824	149,647
Comcast Corp. Class A	12,977	730,994
Omnicom Group, Inc.	2,095	140,323
The Walt Disney Co.	5,083	517,856
Time Warner Cable, Inc.	564	104,915
Time Warner, Inc.	1,320	93,852
Twenty-First Century Fox, Inc. Class A	4,700	128,733
Viacom, Inc. Class B (non-vtg.)	3,870	157,780
		2,024,100
Multiline Retail - 0.4%
Dollar Tree, Inc. (a)	1,813	138,259
Kohl's Corp.	2,261	115,379
		253,638
Specialty Retail - 6.0%
American Eagle Outfitters, Inc.	8,346	142,049
AutoZone, Inc. (a)	923	660,859
Best Buy Co., Inc.	4,068	149,458
Dick's Sporting Goods, Inc.	1,577	79,055
Foot Locker, Inc.	2,002	141,722
Home Depot, Inc.	11,451	1,333,583
L Brands, Inc.	1,709	143,385
Lowe's Companies, Inc.	4,208	291,067
O'Reilly Automotive, Inc. (a)	860	206,460
Ross Stores, Inc.	1,420	69,040
TJX Companies, Inc.	4,670	328,394
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	1,520	240,297
		3,785,369
Textiles, Apparel & Luxury Goods - 1.6%
Hanesbrands, Inc.	4,349	130,948
lululemon athletica, Inc. (a)	1,050	67,211
Michael Kors Holdings Ltd. (a)	1,596	69,362
NIKE, Inc. Class B	5,095	569,366
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	302	42,503
Under Armour, Inc. Class A (sub. vtg.) (a)	1,506	143,868
		1,023,258

TOTAL CONSUMER DISCRETIONARY		11,515,259

CONSUMER STAPLES - 8.3%
Beverages - 2.4%
Anheuser-Busch InBev SA NV ADR	1,195	130,147
Molson Coors Brewing Co. Class B	1,860	126,647
Monster Beverage Corp. (a)	2,055	284,535
PepsiCo, Inc.	7,281	676,623
SABMiller PLC sponsored ADR	1,640	76,842
The Coca-Cola Co.	4,805	188,933
		1,483,727
Food & Staples Retailing - 1.6%
CVS Health Corp.	7,549	773,018
Kroger Co.	6,966	240,327
		1,013,345
Food Products - 2.3%
Archer Daniels Midland Co.	5,725	257,568
Bunge Ltd.	1,502	108,820
Danone SA sponsored ADR	9,100	113,204
General Mills, Inc.	2,984	169,372
Kellogg Co.	2,490	165,037
Keurig Green Mountain, Inc.	1,097	62,090
Mead Johnson Nutrition Co. Class A	1,523	119,312
Mondelez International, Inc.	5,386	228,151
Tyson Foods, Inc. Class A	5,640	238,459
		1,462,013
Household Products - 0.4%
Colgate-Palmolive Co.	2,148	134,916
Procter & Gamble Co.	1,222	86,359
		221,275
Personal Products - 0.1%
Estee Lauder Companies, Inc. Class A	750	59,828
Tobacco - 1.5%
Altria Group, Inc.	1,642	87,978
Philip Morris International, Inc.	6,757	539,209
Reynolds American, Inc.	3,682	308,368
		935,555

TOTAL CONSUMER STAPLES		5,175,743

ENERGY - 1.5%
Energy Equipment & Services - 0.5%
Cameron International Corp. (a)	1,627	108,619
Halliburton Co.	2,800	110,180
Schlumberger Ltd.	1,050	81,239
		300,038
Oil, Gas & Consumable Fuels - 1.0%
Apache Corp.	2,200	99,528
EOG Resources, Inc.	1,380	108,068
Marathon Petroleum Corp.	3,803	179,920
Occidental Petroleum Corp.	1,299	94,840
Tesoro Corp.	1,250	115,013
Valero Energy Corp.	1,179	69,962
		667,331

TOTAL ENERGY		967,369

FINANCIALS - 4.5%
Banks - 0.6%
JPMorgan Chase & Co.	5,793	371,331
Capital Markets - 0.8%
Charles Schwab Corp.	6,890	209,318
Goldman Sachs Group, Inc.	937	176,718
Greenhill & Co., Inc.	410	14,395
SEI Investments Co.	2,268	114,715
		515,146
Consumer Finance - 0.8%
American Express Co.	517	39,664
Capital One Financial Corp.	4,200	326,550
Discover Financial Services	2,475	132,982
		499,196
Diversified Financial Services - 0.8%
CME Group, Inc.	2,120	200,213
McGraw Hill Financial, Inc.	1,441	139,763
MSCI, Inc. Class A	2,469	149,424
		489,400
Insurance - 0.8%
Everest Re Group Ltd.	639	112,343
FNF Group	2,617	95,285
MetLife, Inc.	1,274	63,827
Prudential Financial, Inc.	1,784	143,969
XL Group PLC Class A	2,295	85,581
		501,005
Real Estate Investment Trusts - 0.6%
American Tower Corp.	3,458	318,793
Extra Space Storage, Inc.	519	38,136
		356,929
Real Estate Management & Development - 0.1%
Realogy Holdings Corp. (a)	1,555	62,667

TOTAL FINANCIALS		2,795,674

HEALTH CARE - 18.3%
Biotechnology - 6.6%
Alexion Pharmaceuticals, Inc. (a)	1,608	276,882
Alnylam Pharmaceuticals, Inc. (a)	264	27,168
Amgen, Inc.	3,071	466,116
Biogen, Inc. (a)	1,752	520,870
BioMarin Pharmaceutical, Inc. (a)	1,742	225,136
Celgene Corp. (a)	6,901	814,870
Gilead Sciences, Inc.	15,267	1,604,104
Intrexon Corp. (a)	477	21,227
Seattle Genetics, Inc. (a)	333	13,410
Vertex Pharmaceuticals, Inc. (a)	1,150	146,648
		4,116,431
Health Care Equipment & Supplies - 1.6%
Edwards Lifesciences Corp. (a)	1,720	242,314
Hologic, Inc. (a)	3,036	117,827
Intuitive Surgical, Inc. (a)	361	184,453
Medtronic PLC	3,123	225,762
St. Jude Medical, Inc.	953	67,482
Varian Medical Systems, Inc. (a)	988	80,275
Zimmer Biomet Holdings, Inc.	489	50,641
		968,754
Health Care Providers & Services - 4.0%
Aetna, Inc.	1,507	172,582
Cardinal Health, Inc.	1,431	117,728
Centene Corp. (a)	1,772	109,368
Cigna Corp.	1,125	158,389
Community Health Systems, Inc. (a)	2,434	130,706
Express Scripts Holding Co. (a)	1,827	152,737
HCA Holdings, Inc. (a)	5,780	500,664
Laboratory Corp. of America Holdings (a)	1,040	122,522
McKesson Corp.	2,059	406,817
Molina Healthcare, Inc. (a)	931	69,443
UnitedHealth Group, Inc.	5,010	579,657
		2,520,613
Health Care Technology - 0.2%
athenahealth, Inc. (a)	1,148	152,650
Life Sciences Tools & Services - 1.3%
Agilent Technologies, Inc.	3,030	110,019
Illumina, Inc. (a)	1,287	254,324
Thermo Fisher Scientific, Inc.	3,681	461,487
		825,830
Pharmaceuticals - 4.6%
AbbVie, Inc.	3,310	206,577
Allergan PLC (a)	2,351	714,093
Bristol-Myers Squibb Co.	8,149	484,621
Eli Lilly & Co.	2,571	211,722
Endo Health Solutions, Inc. (a)	1,807	139,139
Merck & Co., Inc.	7,888	424,769
Novartis AG sponsored ADR	1,033	100,428
Novo Nordisk A/S Series B sponsored ADR	2,142	118,388
Pfizer, Inc.	3,389	109,194
Shire PLC sponsored ADR	1,070	248,240
Zoetis, Inc. Class A	3,008	134,969
		2,892,140

TOTAL HEALTH CARE		11,476,418

INDUSTRIALS - 7.1%
Aerospace & Defense - 3.0%
General Dynamics Corp.	1,640	232,929
Honeywell International, Inc.	2,186	217,004
L-3 Communications Holdings, Inc.	752	79,313
Lockheed Martin Corp.	650	130,767
Northrop Grumman Corp.	1,991	326,006
Textron, Inc.	3,006	116,633
The Boeing Co.	2,221	290,240
TransDigm Group, Inc. (a)	231	53,091
United Technologies Corp.	4,529	414,902
		1,860,885
Air Freight & Logistics - 1.1%
Expeditors International of Washington, Inc.	2,187	107,097
FedEx Corp.	1,570	236,458
United Parcel Service, Inc. Class B	3,387	330,741
XPO Logistics, Inc. (a)	514	18,041
		692,337
Airlines - 0.9%
Copa Holdings SA Class A	1,627	83,416
Delta Air Lines, Inc.	6,049	264,825
JetBlue Airways Corp. (a)	3,000	66,960
United Continental Holdings, Inc. (a)	2,463	140,317
		555,518
Building Products - 0.1%
Owens Corning	1,330	58,906
Commercial Services & Supplies - 0.1%
Stericycle, Inc. (a)	375	52,928
Electrical Equipment - 0.1%
Regal Beloit Corp.	468	31,202
SolarCity Corp. (a)	458	22,112
		53,314
Industrial Conglomerates - 0.4%
Danaher Corp.	1,191	103,641
Roper Industries, Inc.	875	141,829
		245,470
Machinery - 0.1%
Caterpillar, Inc.	967	73,917
Professional Services - 0.3%
IHS, Inc. Class A (a)	881	102,214
Verisk Analytics, Inc. (a)	1,751	127,963
		230,177
Road & Rail - 1.0%
Canadian Pacific Railway Ltd.	1,763	256,075
Union Pacific Corp.	4,521	387,631
		643,706

TOTAL INDUSTRIALS		4,467,158

INFORMATION TECHNOLOGY - 29.0%
Communications Equipment - 1.3%
Cisco Systems, Inc.	9,431	244,074
Juniper Networks, Inc.	6,290	161,716
Palo Alto Networks, Inc.(a)	269	44,175
QUALCOMM, Inc.	6,466	365,846
		815,811
Electronic Equipment & Components - 0.2%
Corning, Inc.	5,718	98,407
Keysight Technologies, Inc. (a)	1,755	56,230
		154,637
Internet Software & Services - 7.9%
Alibaba Group Holding Ltd. sponsored ADR	1,345	88,931
Autohome, Inc. ADR Class A (a)	1,458	45,373
Dropbox, Inc. (a)(b)	1,585	20,700
eBay, Inc. (a)	4,110	111,422
Facebook, Inc. Class A (a)	13,591	1,215,443
Google, Inc.:
Class A (a)	2,116	1,370,787
Class C	1,944	1,201,878
IAC/InterActiveCorp	473	33,015
LendingClub Corp.	3,875	48,631
LinkedIn Corp. Class A (a)	1,932	348,919
MercadoLibre, Inc.	372	40,939
Pandora Media, Inc. (a)	2,382	42,733
SurveyMonkey (b)	1,159	17,142
Twitter, Inc. (a)	6,327	175,827
Yelp, Inc. (a)	575	13,961
Youku Tudou, Inc. ADR (a)	2,284	37,937
Zillow Group, Inc. (a)	1,565	39,720
Zillow Group, Inc. Class C (a)	3,130	77,186
		4,930,544
IT Services - 7.1%
Accenture PLC Class A	1,664	156,865
Alliance Data Systems Corp. (a)	1,801	463,199
Amdocs Ltd.	2,049	117,223
Automatic Data Processing, Inc.	362	27,990
Cognizant Technology Solutions Corp. Class A (a)	8,575	539,711
EPAM Systems, Inc. (a)	986	69,621
Fidelity National Information Services, Inc.	4,465	308,353
Fiserv, Inc. (a)	2,049	174,718
FleetCor Technologies, Inc. (a)	2,503	373,347
Gartner, Inc. Class A (a)	1,382	118,175
IBM Corp.	531	78,530
MasterCard, Inc. Class A	7,220	666,911
PayPal Holdings, Inc. (a)	3,810	133,350
Visa, Inc. Class A	16,992	1,211,530
		4,439,523
Semiconductors & Semiconductor Equipment - 2.2%
Analog Devices, Inc.	4,146	231,596
Applied Materials, Inc.	3,407	54,802
ARM Holdings PLC sponsored ADR	1,551	65,390
Avago Technologies Ltd.	1,153	145,243
Broadcom Corp. Class A	2,110	109,024
Lam Research Corp.	4,338	315,676
NXP Semiconductors NV (a)	2,687	227,455
Skyworks Solutions, Inc.	1,602	139,935
Texas Instruments, Inc.	2,132	101,995
		1,391,116
Software - 5.2%
Activision Blizzard, Inc.	5,820	166,627
Adobe Systems, Inc. (a)	2,840	223,139
Aspen Technology, Inc. (a)	3,420	129,515
Autodesk, Inc. (a)	1,558	72,837
Electronic Arts, Inc. (a)	5,909	390,880
FactSet Research Systems, Inc.	455	71,854
FireEye, Inc. (a)	2,642	99,815
Intuit, Inc.	1,724	147,833
Microsoft Corp.	11,970	520,934
NetSuite, Inc. (a)	440	39,094
Oracle Corp.	15,174	562,804
ServiceNow, Inc. (a)	1,661	117,865
SolarWinds, Inc. (a)	4,232	168,222
Splunk, Inc. (a)	2,469	153,004
Synopsys, Inc. (a)	2,639	123,848
Tableau Software, Inc. (a)	1,574	148,224
Workday, Inc. Class A (a)	1,718	120,707
		3,257,202
Technology Hardware, Storage & Peripherals - 5.1%
3D Systems Corp. (a)	682	9,364
Apple, Inc.	26,380	2,974,609
NCR Corp. (a)	3,977	99,783
Stratasys Ltd. (a)	234	7,174
Western Digital Corp.	942	77,206
		3,168,136

TOTAL INFORMATION TECHNOLOGY		18,156,969

MATERIALS - 2.7%
Chemicals - 2.6%
Ashland, Inc.	2,467	258,961
FMC Corp.	1,320	55,849
LyondellBasell Industries NV Class A	4,222	360,474
Monsanto Co.	4,129	403,197
PPG Industries, Inc.	2,410	229,649
Sherwin-Williams Co.	539	137,882
The Dow Chemical Co.	1,982	86,732
The Mosaic Co.	2,200	89,826
		1,622,570
Construction Materials - 0.1%
Eagle Materials, Inc.	664	54,335
Metals & Mining - 0.0%
Freeport-McMoRan, Inc.	3,690	39,262

TOTAL MATERIALS		1,716,167

TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 0.9%
AT&T, Inc.	3,865	128,318
Verizon Communications, Inc.	9,821	451,864
		580,182
Wireless Telecommunication Services - 0.2%
SBA Communications Corp. Class A (a)	1,110	131,202

TOTAL TELECOMMUNICATION SERVICES		711,384

UTILITIES - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
The AES Corp.	5,425	65,100
TOTAL COMMON STOCKS
(Cost $41,737,153)		57,047,241

Preferred Stocks - 0.2%
Convertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Diversified Consumer Services - 0.1%
Airbnb, Inc. Series D (a)(b)	783	72,893
Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Internet & Catalog Retail - 0.1%
Flipkart Series D (a)(b)	365	49,574
INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
Palantir Technologies, Inc.:
Series G (a)(b)	1,489	16,945
Series H (a)(b)	655	7,454
Series H1 (a)(b)	655	7,454
		31,853

TOTAL NONCONVERTIBLE PREFERRED STOCKS		81,427

TOTAL PREFERRED STOCKS
(Cost $49,408)		154,320

Equity Funds - 5.1%
Large Growth Funds - 5.1%
Fidelity Blue Chip Growth Fund (c)	44,949	3,164,431
iShares Russell 1000 Growth Index ETF	438	41,960
TOTAL EQUITY FUNDS
(Cost $2,933,747)		3,206,391

U.S. Treasury Obligations - 0.1%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.03% to 0.1% 10/22/15 to 11/12/15 (d)
(Cost $39,997)	$40,000	39,999

Money Market Funds - 3.6%
	Shares
Dreyfus Treasury & Agency Cash Management Fund Institutional Shares, 0.01%(e)
(Cost $2,251,941)	2,251,941	2,251,941
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $47,012,246)		62,699,892
NET OTHER ASSETS (LIABILITIES) - 0.0%		2,969
NET ASSETS - 100%		$62,702,861

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
13 ICE Russell 1000 Growth Index Contracts (United States)	Sept. 2015	1,248,260	$(52,575)

The face value of futures purchased as a percentage of Net Assets is 2%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Non-income producing

 (b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $192,162 or 0.3% of net assets.

 (c) Affiliated Fund

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $39,999.

 (e) The rate quoted is the annualized seven-day yield of the fund at period end.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Airbnb, Inc. Series D	4/16/14	$31,878
Dropbox, Inc.	5/1/12 - 5/25/12	$14,349
Flipkart Series D	10/4/13	$8,376
Palantir Technologies, Inc. Series G	7/19/12	$4,556
Palantir Technologies, Inc. Series H	10/25/13	$2,299
Palantir Technologies, Inc. Series H1	10/25/13	$2,299
SurveyMonkey	11/25/14	$19,066

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Blue Chip Growth Fund	$3,290,742	$--	$--	$--	$3,164,431
Total	$3,290,742	$--	$--	$--	$3,164,431

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$11,637,726	$11,515,259	$--	$122,467
Consumer Staples	5,175,743	5,175,743	--	--
Energy	967,369	967,369	--	--
Financials	2,795,674	2,795,674	--	--
Health Care	11,476,418	11,476,418	--	--
Industrials	4,467,158	4,467,158	--	--
Information Technology	18,188,822	18,119,127	--	69,695
Materials	1,716,167	1,716,167	--	--
Telecommunication Services	711,384	711,384	--	--
Utilities	65,100	65,100	--	--
Equity Funds	3,206,391	3,206,391	--	--
U.S. Treasury Obligations	39,999	--	39,999	--
Money Market Funds	2,251,941	2,251,941	--	--
Total Investments in Securities:	$62,699,892	$62,467,731	$39,999	$192,162
Derivative Instruments:
Liabilities
Futures Contracts	$(52,575)	$(52,575)	$--	$--
Total Liabilities	$(52,575)	$(52,575)	$--	$--
Total Derivative Instruments:	$(52,575)	$(52,575)	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Strategic Advisers, Inc. (Strategic Advisers) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At August 31, 2015, the cost of investment securities for income tax purposes was $47,066,018. Net unrealized depreciation aggregated $15,633,874, of which $17,539,460 related to appreciated investment securities and $1,905,586 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Strategic Advisers® Short Duration Fund

Offered exclusively to certain clients of Strategic Advisers, Inc. - not available for sale to the general public

August 31, 2015

1.934463.103
ASD-QTLY-1015

Investments August 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 17.7%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.4%
Automobiles - 0.9%
American Honda Finance Corp. 0.7843% 10/7/16 (a)	$5,000,000	$5,016,995
Daimler Finance North America LLC:
0% 8/1/18 (a)(b)	1,060,000	1,059,596
0.5838% 3/2/17 (a)(b)	5,000,000	4,977,725
0.6401% 8/1/17 (a)(b)	5,000,000	4,965,180
0.7745% 5/18/18 (a)(b)	5,000,000	4,944,830
0.9801% 8/1/16 (a)(b)	10,500,000	10,520,906
1.125% 3/10/17 (b)	1,825,000	1,814,639
General Motors Financial Co., Inc.:
3.15% 1/15/20	1,400,000	1,382,331
4.75% 8/15/17	1,125,000	1,166,490
Harley-Davidson Financial Services, Inc. 1.15% 9/15/15 (b)	1,010,000	1,010,240
Hyundai Capital Services, Inc.:
3.5% 9/13/17 (b)	605,000	622,281
4.375% 7/27/16 (b)	780,000	801,177
Volkswagen Group of America Finance LLC:
0.6991% 5/23/17 (a)(b)	15,000,000	14,968,185
1.25% 5/23/17 (b)	2,140,000	2,133,116
Volkswagen International Finance NV 0.7645% 11/18/16 (a)(b)	10,000,000	10,011,330
		65,395,021
Diversified Consumer Services - 0.0%
ERAC U.S.A. Finance Co. 6.375% 10/15/17 (b)	550,000	600,973
ERAC U.S.A. Finance LLC:
1.4% 4/15/16 (b)	645,000	645,557
2.75% 3/15/17 (b)	520,000	529,804
2.8% 11/1/18 (b)	115,000	117,424
		1,893,758
Hotels, Restaurants & Leisure - 0.1%
Brinker International, Inc. 2.6% 5/15/18	425,000	426,615
Carnival Corp. 1.2% 2/5/16	540,000	540,300
GLP Capital LP/GLP Financing II, Inc. 4.375% 11/1/18	1,225,000	1,261,750
Wyndham Worldwide Corp. 2.95% 3/1/17	375,000	378,812
		2,607,477
Household Durables - 0.0%
Mohawk Industries, Inc. 6.125% 1/15/16 (a)	1,485,000	1,512,504
Newell Rubbermaid, Inc. 2.05% 12/1/17	280,000	280,221
Whirlpool Corp.:
1.35% 3/1/17	325,000	325,122
1.65% 11/1/17	450,000	449,276
		2,567,123
Media - 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 3.579% 7/23/20 (b)	860,000	857,317
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
3.125% 2/15/16	10,000,000	10,090,600
3.5% 3/1/16	240,000	242,828
Interpublic Group of Companies, Inc. 2.25% 11/15/17	1,840,000	1,842,983
NBCUniversal Enterprise, Inc. 0.8258% 4/15/16 (a)(b)	7,000,000	7,011,291
Omnicom Group, Inc. 5.9% 4/15/16	1,635,000	1,679,544
Thomson Reuters Corp.:
0.875% 5/23/16	615,000	614,473
1.3% 2/23/17	710,000	707,331
Time Warner Cable, Inc. 8.25% 4/1/19	1,390,000	1,623,587
		24,669,954
Multiline Retail - 0.0%
Dollar General Corp. 4.125% 7/15/17	1,330,000	1,375,631
Specialty Retail - 0.0%
AutoZone, Inc.:
1.3% 1/13/17	850,000	849,332
5.5% 11/15/15	270,000	272,684
		1,122,016
Textiles, Apparel & Luxury Goods - 0.0%
Invista Finance LLC 4.25% 10/15/19 (b)	1,120,000	1,108,800

TOTAL CONSUMER DISCRETIONARY		100,739,780

CONSUMER STAPLES - 0.9%
Beverages - 0.0%
Heineken NV 1.4% 10/1/17 (b)	795,000	792,228
Food & Staples Retailing - 0.3%
CVS Health Corp.:
1.2% 12/5/16	610,000	610,192
1.9% 7/20/18	1,020,000	1,022,965
Kroger Co.:
0.8185% 10/17/16 (a)	10,000,000	9,997,270
1.2% 10/17/16	450,000	449,045
Walgreens Boots Alliance, Inc. 0.7745% 5/18/16 (a)	8,995,000	8,990,610
		21,070,082
Food Products - 0.2%
Bunge Ltd. Finance Corp. 3.2% 6/15/17	1,725,000	1,760,099
General Mills, Inc.:
0.5941% 1/29/16 (a)	1,994,000	1,992,857
5.7% 2/15/17	5,000,000	5,308,690
H.J. Heinz Co. 2% 7/2/18 (b)	2,045,000	2,042,282
Tyson Foods, Inc. 2.65% 8/15/19	635,000	633,594
William Wrigley Jr. Co. 1.4% 10/21/16 (b)	270,000	270,265
		12,007,787
Tobacco - 0.4%
Altria Group, Inc. 4.125% 9/11/15	10,000,000	10,007,860
BAT International Finance PLC 0.7959% 6/15/18 (a)(b)	15,000,000	14,995,635
Imperial Tobacco Finance PLC 2.05% 2/11/18 (b)	1,820,000	1,815,330
Philip Morris International, Inc. 1.25% 8/11/17	2,586,000	2,582,250
Reynolds American, Inc.:
1.05% 10/30/15	275,000	275,111
2.3% 6/12/18	780,000	784,738
		30,460,924

TOTAL CONSUMER STAPLES		64,331,021

ENERGY - 1.3%
Energy Equipment & Services - 0.1%
Cameron International Corp.:
1.15% 12/15/16	215,000	213,760
1.4% 6/15/17	670,000	664,611
Korea National Oil Corp. 4% 10/27/16 (b)	515,000	530,448
Nabors Industries, Inc. 2.35% 9/15/16	370,000	367,417
Rowan Companies, Inc. 5% 9/1/17	370,000	374,616
SESI LLC:
6.375% 5/1/19	1,210,000	1,203,950
7.125% 12/15/21	1,180,000	1,177,239
Transocean, Inc.:
3% 10/15/17 (a)	940,000	864,800
5.55% 12/15/16 (a)	410,000	411,128
		5,807,969
Oil, Gas & Consumable Fuels - 1.2%
Anadarko Petroleum Corp.:
5.95% 9/15/16	285,000	297,385
6.375% 9/15/17	1,700,000	1,839,283
BG Energy Capital PLC 2.875% 10/15/16 (b)	1,485,000	1,507,345
BP Capital Markets PLC 0.6614% 2/10/17 (a)	10,000,000	9,984,200
Canadian Natural Resources Ltd.:
0.6568% 3/30/16 (a)	5,000,000	4,986,900
5.7% 5/15/17	650,000	687,619
China Shenhua Overseas Capital Co. Ltd.:
2.5% 1/20/18 (Reg. S)	1,325,000	1,319,414
3.125% 1/20/20 (Reg. S)	1,740,000	1,724,825
CNOOC Finance (2013) Ltd. 1.125% 5/9/16	513,000	513,113
CNOOC Nexen Finance 2014 ULC 1.625% 4/30/17	550,000	548,789
Columbia Pipeline Group, Inc. 2.45% 6/1/18 (b)	460,000	458,758
Continental Resources, Inc. 7.125% 4/1/21	1,145,000	1,193,663
DCP Midstream Operating LP:
2.5% 12/1/17	1,410,000	1,332,206
3.25% 10/1/15	1,280,000	1,278,436
Delek & Avner-Yam Tethys Ltd. 2.803% 12/30/16 (b)	370,000	369,538
Devon Energy Corp. 0.7359% 12/15/15 (a)	10,000,000	9,984,640
Duke Energy Field Services 5.375% 10/15/15 (b)	850,000	851,020
Ecopetrol SA 4.25% 9/18/18	1,205,000	1,238,800
Enbridge Energy Partners LP 5.875% 12/15/16	1,056,000	1,104,351
Enbridge, Inc.:
0.7338% 6/2/17 (a)	2,341,000	2,315,584
0.9337% 10/1/16 (a)	6,820,000	6,797,699
Energy Transfer Partners LP 6.7% 7/1/18	275,000	301,632
EnLink Midstream Partners LP 2.7% 4/1/19	195,000	191,992
Enterprise Products Operating LP 2.55% 10/15/19	385,000	383,249
Exxon Mobil Corp.:
0.6336% 3/6/22 (a)	2,475,000	2,439,075
1.305% 3/6/18	1,740,000	1,736,214
Kinder Morgan Energy Partners LP 3.5% 3/1/16	235,000	237,542
Kinder Morgan, Inc. 2% 12/1/17	235,000	232,688
Marathon Oil Corp. 0.9% 11/1/15	1,295,000	1,294,592
Murphy Oil Corp. 2.5% 12/1/17	2,060,000	2,036,949
ONEOK Partners LP:
3.2% 9/15/18	95,000	95,391
3.25% 2/1/16	1,670,000	1,678,579
Origin Energy Finance Ltd. 3.5% 10/9/18 (b)	1,300,000	1,313,153
Petrobras Global Finance BV 1.9529% 5/20/16 (a)	7,000,000	6,860,700
Petroleos Mexicanos:
3.125% 1/23/19	195,000	194,513
3.5% 7/18/18	625,000	636,875
3.5% 7/23/20 (b)	410,000	406,015
Pioneer Natural Resources Co. 5.875% 7/15/16	2,045,000	2,120,606
Plains All American Pipeline LP/PAA Finance Corp. 3.95% 9/15/15	375,000	375,472
Plains Exploration & Production Co.:
6.125% 6/15/19	195,000	182,813
6.5% 11/15/20	1,274,000	1,188,005
Southwestern Energy Co. 3.3% 1/23/18	285,000	284,130
Tennessee Gas Pipeline Co. 8% 2/1/16	1,415,000	1,452,553
TransCanada PipeLines Ltd.:
0.9618% 6/30/16 (a)	5,900,000	5,899,221
1.076% 1/12/18 (a)	3,000,000	3,003,231
		84,878,758

TOTAL ENERGY		90,686,727

FINANCIALS - 10.1%
Banks - 6.5%
ABN AMRO Bank NV 1.0936% 10/28/16 (a)(b)	13,556,000	13,607,377
ANZ National International Ltd. 1.85% 10/15/15 (b)	1,950,000	1,953,448
Bank of America Corp.:
1.1008% 3/22/16 (a)	16,260,000	16,292,731
1.25% 1/11/16	1,065,000	1,066,316
1.5% 10/9/15	285,000	285,212
1.7% 8/25/17	1,345,000	1,342,688
3.625% 3/17/16	3,000,000	3,043,053
3.75% 7/12/16	5,000,000	5,107,445
5.65% 5/1/18	425,000	462,501
Bank of America NA:
0.7292% 6/5/17 (a)	5,000,000	4,986,940
0.7793% 11/14/16 (a)	11,845,000	11,837,277
Bank of Nova Scotia 0.7059% 12/13/16 (a)	4,990,000	4,998,124
Bank of Tokyo-Mitsubishi UFJ Ltd.:
0.5889% 9/8/17 (a)(b)	3,000,000	2,991,573
0.7816% 2/26/16 (a)(b)	13,000,000	13,006,630
0.8912% 9/9/16 (a)(b)	3,000,000	3,005,121
1.55% 9/9/16 (b)	1,690,000	1,698,607
Banque Federative du Credit Mutuel SA:
1.137% 1/20/17 (a)(b)	2,000,000	2,010,180
1.7% 1/20/17 (b)	1,415,000	1,419,852
2.5% 10/29/18 (b)	1,405,000	1,422,318
Barclays Bank PLC:
5% 9/22/16	10,765,000	11,187,171
6.05% 12/4/17 (b)	1,930,000	2,087,899
BB&T Corp. 0% 6/15/18 (a)	975,000	980,059
BNP Paribas SA 0.8779% 12/12/16 (a)	6,623,000	6,632,941
BPCE SA:
1.5451% 4/25/16 (a)	15,000,000	15,072,180
2.5% 12/10/18	1,410,000	1,427,669
Branch Banking & Trust Co. 0.7128% 12/1/16 (a)	5,000,000	5,006,910
Capital One NA:
0.7308% 3/22/16 (a)	3,000,000	2,996,949
0.9837% 2/5/18 (a)	5,000,000	4,989,770
Citigroup, Inc.:
0.9851% 4/27/18 (a)	5,000,000	4,986,590
1.0291% 11/24/17 (a)	5,000,000	4,974,775
1.0737% 4/1/16 (a)	18,984,000	19,004,123
1.2551% 7/25/16 (a)	10,000,000	10,023,900
1.3% 4/1/16	1,000,000	1,002,015
1.55% 8/14/17	1,630,000	1,624,668
1.8% 2/5/18	1,205,000	1,199,390
1.85% 11/24/17	570,000	569,692
Commonwealth Bank of Australia 0.6459% 3/13/17 (a)(b)	5,000,000	5,002,140
Credit Agricole SA 1.1335% 10/3/16 (a)(b)	5,000,000	5,018,510
Credit Suisse New York Branch:
0.5855% 3/11/16 (a)	5,000,000	4,998,850
0.8216% 5/26/17 (a)	4,000,000	3,976,480
1.375% 5/26/17	1,725,000	1,722,043
Discover Bank 7% 4/15/20	1,360,000	1,567,155
DNB Bank ASA 3.2% 4/3/17 (b)	1,710,000	1,754,958
Fifth Third Bancorp 3.625% 1/25/16	760,000	768,139
Fifth Third Bank:
0.8345% 11/18/16 (a)	7,500,000	7,494,188
1.15% 11/18/16	8,180,000	8,165,620
1.2429% 8/20/18 (a)	5,000,000	5,004,370
HBOS PLC 6.75% 5/21/18 (b)	1,605,000	1,770,859
HSBC Bank PLC 0.9605% 5/15/18 (a)(b)	1,365,000	1,363,387
HSBC U.S.A., Inc.:
0.6544% 11/13/17 (a)	5,000,000	4,968,670
0.7325% 3/3/17 (a)	5,000,000	4,981,400
1.625% 1/16/18	1,260,000	1,253,990
ING Bank NV:
0.6235% 1/4/16 (a)(b)	5,000,000	5,001,320
1.2289% 3/7/16 (a)(b)	1,020,000	1,023,218
1.9208% 9/25/15 (a)(b)	7,000,000	7,006,027
2% 9/25/15 (b)	2,000,000	2,002,038
Intesa Sanpaolo SpA 3.125% 1/15/16	7,595,000	7,649,076
Itau Unibanco Holding SA 2.85% 5/26/18 (b)	690,000	669,990
JPMorgan Chase & Co.:
2% 8/15/17	2,510,000	2,526,546
3.45% 3/1/16	3,000,000	3,037,968
KeyBank NA 0.8191% 11/25/16 (a)	5,800,000	5,800,934
Lloyds Bank PLC 2.3% 11/27/18	810,000	814,677
Manufacturers & Traders Trust Co. 0.5951% 7/25/17 (a)	10,000,000	9,942,300
Mizuho Bank Ltd.:
0.7308% 9/25/17 (a)(b)	7,000,000	6,975,311
1.7% 9/25/17 (b)	950,000	948,319
MUFG Americas Holdings Corp. 0.8814% 2/9/18 (a)	9,000,000	9,009,504
MUFG Union Bank NA 1.0308% 9/26/16 (a)	9,045,000	9,063,678
National Australia Bank Ltd. 0.5312% 12/9/16 (a)(b)	7,000,000	7,005,180
National Bank of Canada 1.45% 11/7/17	2,090,000	2,080,513
Nordea Bank AB 0.875% 5/13/16 (b)	2,840,000	2,838,870
PNC Bank NA 0.6001% 8/1/17 (a)	19,200,000	19,110,854
Royal Bank of Canada:
0.5686% 2/3/17 (a)	10,000,000	9,990,100
0.7412% 9/9/16 (a)	7,000,000	7,020,468
Royal Bank of Scotland Group PLC:
1.2218% 3/31/17 (a)	8,200,000	8,196,810
2.55% 9/18/15	13,945,000	13,952,879
Sovereign Bank 2% 1/12/18	445,000	442,994
Standard Chartered PLC 1.5% 9/8/17 (b)	1,390,000	1,389,611
Sumitomo Mitsui Banking Corp.:
0.7135% 1/10/17 (a)	7,000,000	6,980,561
0.8685% 1/16/18 (a)	5,000,000	4,989,800
0.9618% 7/19/16 (a)	5,000,000	5,004,860
Sumitomo Mitsui Trust Bank Ltd. 1.8% 3/28/18 (b)	1,815,000	1,805,567
SunTrust Banks, Inc. 2.35% 11/1/18	645,000	648,057
Swedbank AB 1.75% 3/12/18 (b)	2,835,000	2,836,117
The Toronto Dominion Bank:
0.5435% 1/6/17 (a)	5,000,000	4,995,555
0.7412% 9/9/16 (a)	5,000,000	5,013,615
0.7826% 4/30/18 (a)	1,260,000	1,259,902
U.S. Bank NA 0.5951% 1/26/18 (a)	10,000,000	10,003,570
Wachovia Corp. 0.6368% 10/28/15 (a)	10,000,000	10,002,240
Wells Fargo Bank NA 0.5305% 5/16/16 (a)	10,641,000	10,617,845
Westpac Banking Corp.:
0.6528% 12/1/17 (a)	5,000,000	4,980,020
1.05% 11/25/16	1,045,000	1,046,241
		457,797,988
Capital Markets - 2.1%
Deutsche Bank AG London Branch:
0.7952% 5/30/17 (a)	5,000,000	4,969,865
0.9244% 2/13/17 (a)	14,490,000	14,478,901
Goldman Sachs Group, Inc.:
0.7308% 3/22/16 (a)	28,678,000	28,671,003
0.9991% 5/22/17 (a)	10,000,000	9,993,600
1.0859% 12/15/17 (a)	5,000,000	5,012,235
1.6% 11/23/15	368,000	368,762
6.15% 4/1/18	530,000	584,056
6.25% 9/1/17	2,738,000	2,975,557
JPMorgan Chase & Co.:
0.7745% 11/18/16 (a)	32,000,000	31,997,248
0.9516% 2/26/16 (a)	7,000,000	7,002,723
Legg Mason, Inc. 2.7% 7/15/19	185,000	184,595
Merrill Lynch & Co., Inc.:
6.4% 8/28/17	510,000	553,805
6.875% 4/25/18	740,000	829,556
Morgan Stanley:
0% 4/25/18 (a)	1,565,000	1,587,304
1.0235% 1/5/18 (a)	5,000,000	4,999,970
1.1425% 1/24/19 (a)	3,265,000	3,264,585
1.5791% 2/25/16 (a)	18,000,000	18,062,712
3.8% 4/29/16	8,000,000	8,151,712
UBS AG Stamford Branch 0.9808% 3/26/18 (a)	8,000,000	7,995,648
		151,683,837
Consumer Finance - 0.9%
American Express Co. 0.9191% 5/22/18 (a)	1,975,000	1,972,352
American Express Credit Corp.:
0.7644% 11/13/15 (a)	5,625,000	5,627,413
0.8041% 7/29/16 (a)	8,000,000	8,004,912
2.75% 9/15/15	8,000,000	8,005,408
Capital One Financial Corp. 0.9411% 11/6/15 (a)	10,000,000	10,003,500
Discover Financial Services 6.45% 6/12/17	255,000	275,801
Ford Motor Credit Co. LLC:
0.912% 3/27/17 (a)	5,000,000	4,979,655
1.1861% 6/15/18 (a)	15,000,000	14,938,395
1.684% 9/8/17	1,765,000	1,753,420
1.7% 5/9/16	420,000	420,980
3% 6/12/17	1,385,000	1,408,805
General Electric Capital Corp. 0% 4/2/18 (a)	2,800,000	2,815,602
Hyundai Capital America:
1.45% 2/6/17 (b)	975,000	972,801
1.625% 10/2/15 (b)	1,095,000	1,095,067
1.875% 8/9/16 (b)	890,000	894,022
Nissan Motor Acceptance Corp. 1.95% 9/12/17 (b)	1,375,000	1,384,171
		64,552,304
Diversified Financial Services - 0.2%
Berkshire Hathaway Finance Corp. 0.586% 1/12/18 (a)	5,000,000	4,992,525
General Electric Capital Corp. 0.5633% 1/9/17 (a)	5,000,000	5,002,965
IntercontinentalExchange Group, Inc. 2.5% 10/15/18	480,000	488,025
McGraw Hill Financial, Inc. 2.5% 8/15/18 (b)	230,000	231,193
		10,714,708
Insurance - 0.3%
AFLAC, Inc. 2.65% 2/15/17	215,000	219,344
AIA Group Ltd. 2.25% 3/11/19 (b)	336,000	334,351
Aon Corp. 3.125% 5/27/16	3,000,000	3,048,015
CNA Financial Corp. 6.5% 8/15/16	630,000	660,596
FNF Group 6.6% 5/15/17	1,280,000	1,370,597
Marsh & McLennan Companies, Inc. 2.55% 10/15/18	575,000	583,751
Metropolitan Life Global Funding I:
0.4858% 7/14/16 (a)(b)	5,000,000	5,001,705
0.6635% 4/10/17 (a)(b)	2,000,000	1,999,160
1.3% 4/10/17 (b)	1,735,000	1,736,615
1.5% 1/10/18 (b)	875,000	870,317
Principal Financial Group, Inc. 1.85% 11/15/17	255,000	256,036
Principal Life Global Funding II:
0.697% 5/27/16 (a)(b)	5,000,000	5,008,415
1.5% 9/11/17 (b)	1,195,000	1,193,519
2.2% 4/8/20 (b)	1,000,000	995,383
Xlit Ltd. 2.3% 12/15/18	695,000	698,430
		23,976,234
Real Estate Investment Trusts - 0.0%
Kilroy Realty Corp. 5% 11/3/15	1,205,000	1,212,469
Real Estate Management & Development - 0.1%
Ventas Realty LP:
1.25% 4/17/17	280,000	277,862
1.55% 9/26/16	490,000	490,893
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18	410,000	411,172
3.125% 11/30/15	1,020,000	1,025,093
WEA Finance LLC/Westfield UK & Europe Finance PLC 1.75% 9/15/17 (b)	760,000	757,872
		2,962,892
Thrifts & Mortgage Finance - 0.0%
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. 6.113% 1/15/40 (b)	505,000	566,159
Nationwide Building Society 2.35% 1/21/20 (b)	755,000	753,704
		1,319,863

TOTAL FINANCIALS		714,220,295

HEALTH CARE - 1.2%
Biotechnology - 0.1%
Amgen, Inc. 0.7091% 5/22/17 (a)	8,000,000	7,981,888
Baxalta, Inc. 2% 6/22/18 (b)	175,000	174,132
Celgene Corp. 1.9% 8/15/17	275,000	276,018
		8,432,038
Health Care Equipment & Supplies - 0.2%
Becton, Dickinson & Co. 0.7359% 6/15/16 (a)	10,000,000	9,997,330
Zimmer Biomet Holdings, Inc. 2% 4/1/18	1,080,000	1,074,190
		11,071,520
Health Care Providers & Services - 0.4%
Aetna, Inc. 1.5% 11/15/17	590,000	587,973
Catholic Health Initiatives:
1.6% 11/1/17	140,000	139,668
2.6% 8/1/18	745,000	756,665
Express Scripts Holding Co. 1.25% 6/2/17	700,000	696,410
Express Scripts, Inc. 3.125% 5/15/16	1,070,000	1,084,706
Humana, Inc. 2.625% 10/1/19	415,000	416,118
McKesson Corp.:
0.6822% 9/10/15 (a)	12,330,000	12,330,025
0.95% 12/4/15	405,000	404,989
1.292% 3/10/17	840,000	836,394
UnitedHealth Group, Inc.:
0.7441% 1/17/17 (a)	10,000,000	10,003,550
1.875% 11/15/16	500,000	504,669
1.9% 7/16/18	1,005,000	1,007,602
		28,768,769
Life Sciences Tools & Services - 0.0%
Agilent Technologies, Inc. 6.5% 11/1/17	209,000	226,988
Life Technologies Corp. 3.5% 1/15/16	1,495,000	1,507,129
Thermo Fisher Scientific, Inc. 1.3% 2/1/17	1,425,000	1,417,000
		3,151,117
Pharmaceuticals - 0.5%
AbbVie, Inc.:
1.0611% 11/6/15 (a)	8,000,000	8,004,016
1.2% 11/6/15	2,000,000	2,001,676
1.8% 5/14/18	1,680,000	1,668,364
Actavis Funding SCS:
1.1578% 9/1/16 (a)	5,000,000	4,997,685
1.3679% 3/12/18 (a)	5,356,000	5,365,196
2.35% 3/12/18	2,115,000	2,113,166
Bayer U.S. Finance LLC 0.5343% 10/7/16 (a)(b)	10,000,000	9,988,140
Perrigo Co. PLC 1.3% 11/8/16	700,000	695,743
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	1,185,000	1,180,466
		36,014,452

TOTAL HEALTH CARE		87,437,896

INDUSTRIALS - 0.2%
Airlines - 0.0%
Southwest Airlines Co.:
2.75% 11/6/19	640,000	648,592
5.75% 12/15/16	485,000	512,488
		1,161,080
Commercial Services & Supplies - 0.0%
Waste Management, Inc. 2.6% 9/1/16	480,000	487,056
Electrical Equipment - 0.0%
PPL Electric Utilities Corp. 3.9% 5/1/16 (b)	715,000	725,989
Industrial Conglomerates - 0.1%
Hutchison Whampoa International Ltd. 1.625% 10/31/17 (b)	2,660,000	2,642,093
Roper Industries, Inc.:
1.85% 11/15/17	230,000	229,912
2.05% 10/1/18	650,000	645,466
		3,517,471
Professional Services - 0.0%
Experian Finance PLC 2.375% 6/15/17 (b)	640,000	643,772
Road & Rail - 0.1%
J.B. Hunt Transport Services, Inc. 2.4% 3/15/19	235,000	234,940
Kansas City Southern de Mexico SA de CV 2.35% 5/15/20	1,140,000	1,109,831
Penske Truck Leasing Co. LP:
2.5% 3/15/16 (b)	1,455,000	1,465,163
2.5% 6/15/19 (b)	615,000	608,503
2.875% 7/17/18 (b)	365,000	369,507
		3,787,944
Trading Companies & Distributors - 0.0%
GATX Corp.:
1.25% 3/4/17	600,000	596,101
2.375% 7/30/18	255,000	255,389
2.6% 3/30/20	95,000	92,734
3.5% 7/15/16	1,180,000	1,201,470
International Lease Finance Corp. 2.2359% 6/15/16 (a)	990,000	983,961
		3,129,655
Transportation Infrastructure - 0.0%
HPHT Finance 15 Ltd. 2.25% 3/17/18 (b)	466,000	461,196

TOTAL INDUSTRIALS		13,914,163

INFORMATION TECHNOLOGY - 0.5%
Communications Equipment - 0.2%
Cisco Systems, Inc. 0.5961% 6/15/18 (a)	10,000,000	9,972,280
Harris Corp. 1.999% 4/27/18	475,000	472,214
Juniper Networks, Inc. 3.1% 3/15/16	305,000	308,440
		10,752,934
Electronic Equipment & Components - 0.2%
Amphenol Corp. 1.55% 9/15/17	390,000	389,594
Anstock II Ltd. 2.125% 7/24/17 (Reg. S)	785,000	776,546
Avnet, Inc. 6.625% 9/15/16	1,220,000	1,279,391
Keysight Technologies, Inc. 3.3% 10/30/19 (b)	2,200,000	2,191,611
Tyco Electronics Group SA 0.4941% 1/29/16 (a)	13,000,000	12,991,524
		17,628,666
Internet Software & Services - 0.0%
Alibaba Group Holding Ltd. 2.5% 11/28/19 (b)	1,135,000	1,114,867
Baidu.com, Inc. 2.75% 6/9/19	485,000	479,457
Tencent Holdings Ltd.:
2% 5/2/17 (b)	715,000	712,723
2.875% 2/11/20 (b)	390,000	385,639
		2,692,686
IT Services - 0.0%
Fidelity National Information Services, Inc. 1.45% 6/5/17	380,000	375,352
Xerox Corp. 2.95% 3/15/17	200,000	203,103
		578,455
Software - 0.1%
Oracle Corp.:
0% 1/15/19 (a)	2,040,000	2,039,855
0.4843% 7/7/17 (a)	5,000,000	4,994,935
		7,034,790

TOTAL INFORMATION TECHNOLOGY		38,687,531

MATERIALS - 0.4%
Chemicals - 0.1%
Eastman Chemical Co. 2.4% 6/1/17	710,000	718,075
The Dow Chemical Co. 2.5% 2/15/16	1,930,000	1,942,151
		2,660,226
Construction Materials - 0.0%
Martin Marietta Materials, Inc. 1.3818% 6/30/17 (a)	705,000	700,284
Containers & Packaging - 0.0%
Rock-Tenn Co. 3.5% 3/1/20	1,115,000	1,145,451
Metals & Mining - 0.3%
Anglo American Capital PLC:
1.2388% 4/15/16 (a)(b)	5,305,000	5,304,708
3.625% 5/14/20 (b)	385,000	366,056
Goldcorp, Inc. 2.125% 3/15/18	1,150,000	1,132,291
Rio Tinto Finance (U.S.A.) PLC:
1.1233% 6/17/16 (a)	12,000,000	12,013,800
1.375% 6/17/16	1,520,000	1,523,311
Vale Overseas Ltd. 6.25% 1/23/17	485,000	503,755
		20,843,921

TOTAL MATERIALS		25,349,882

TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 0.8%
AT&T, Inc.:
0.6992% 2/12/16 (a)	13,000,000	12,990,276
2.45% 6/30/20	715,000	708,252
BellSouth Corp. 4.821% 4/26/16 (a)(b)	10,000,000	10,236,820
British Telecommunications PLC 1.625% 6/28/16	5,943,000	5,968,210
SBA Tower Trust:
2.24% 4/16/18 (b)	820,000	811,355
2.933% 12/15/17 (b)	2,205,000	2,234,225
3.598% 4/16/18 (b)	635,000	634,655
Verizon Communications, Inc.:
0.6812% 6/9/17 (a)	15,000,000	14,947,155
1.8159% 9/15/16 (a)	13,000,000	13,139,789
		61,670,737
Wireless Telecommunication Services - 0.3%
America Movil S.A.B. de CV:
1.2879% 9/12/16 (a)	5,000,000	5,022,305
2.375% 9/8/16	890,000	899,345
CC Holdings GS V LLC/Crown Castle GS III Corp. 2.381% 12/15/17	2,035,000	2,038,687
Vodafone Group PLC 0.7179% 2/19/16 (a)	12,000,000	11,985,072
		19,945,409

TOTAL TELECOMMUNICATION SERVICES		81,616,146

UTILITIES - 0.6%
Electric Utilities - 0.6%
Commonwealth Edison Co.:
1.95% 9/1/16	385,000	386,902
5.95% 8/15/16	10,000,000	10,463,480
Duke Energy Corp.:
0.6636% 4/3/17 (a)	6,874,000	6,857,214
1.625% 8/15/17	495,000	496,198
2.15% 11/15/16	1,485,000	1,502,054
Duke Energy Industries, Inc. 0.636% 7/11/16 (a)	5,000,000	5,001,820
EDF SA 1.15% 1/20/17 (b)	1,350,000	1,349,067
Exelon Corp. 1.55% 6/9/17	745,000	743,160
Georgia Power Co. 0% 3/15/16 (a)	510,000	509,368
Korea Hydro & Nuclear Power Co. Ltd. 3.125% 9/16/15 (b)	1,045,000	1,045,791
Monongahela Power Co. 5.7% 3/15/17 (b)	145,000	153,393
NextEra Energy Capital Holdings, Inc. 1.586% 6/1/17	2,902,000	2,885,908
PPL Capital Funding, Inc. 1.9% 6/1/18	350,000	348,723
Southern Co. 1.95% 9/1/16	485,000	489,303
TECO Finance, Inc. 0.8835% 4/10/18 (a)	6,305,000	6,311,097
		38,543,478
Independent Power and Renewable Electricity Producers - 0.0%
Exelon Generation Co. LLC 2.95% 1/15/20	455,000	455,713
PSEG Power LLC 2.75% 9/15/16	425,000	431,252
		886,965
Multi-Utilities - 0.0%
Dominion Resources, Inc.:
1.95% 8/15/16	540,000	543,682
2.25% 9/1/15	515,000	515,000
San Diego Gas & Electric Co. 1.914% 2/1/22	445,715	438,995
Zhejiang Energy Group Hong Kong Ltd. 2.3% 9/30/17 (Reg. S)	1,340,000	1,330,672
		2,828,349

TOTAL UTILITIES		42,258,792

TOTAL NONCONVERTIBLE BONDS
(Cost $1,259,253,515)		1,259,242,233

U.S. Government and Government Agency Obligations - 0.7%
U.S. Government Agency Obligations - 0.3%
Fannie Mae 0.625% 8/26/16	3,930,000	3,934,351
Federal Home Loan Bank:
0.625% 12/28/16	$3,200,000	$3,201,027
1% 6/21/17	3,390,000	3,402,363
Freddie Mac 0.875% 10/14/16	10,895,000	10,935,388

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		21,473,129

U.S. Treasury Obligations - 0.4%
U.S. Treasury Notes:
0.5% 7/31/17	10,275,000	10,228,578
0.875% 11/15/17	11,270,000	11,274,993
0.875% 7/15/18	5,395,000	5,368,306
1.75% 9/30/19	2,240,000	2,269,953

TOTAL U.S. TREASURY OBLIGATIONS		29,141,830

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $50,525,196)		50,614,959

U.S. Government Agency - Mortgage Securities - 0.7%
Fannie Mae - 0.6%
1.737% 10/1/33 (a)	87,766	90,860
2.103% 12/1/35 (a)	16,770	17,712
2.193% 5/1/38 (a)	277,936	297,521
2.212% 7/1/35 (a)	33,006	34,800
2.24% 8/1/37 (a)	29,002	31,045
2.336% 5/1/38 (a)	87,669	93,658
2.337% 4/1/38 (a)	38,114	40,772
2.343% 5/1/38 (a)	122,082	130,685
2.437% 8/1/38 (a)	21,514	23,030
2.651% 12/1/36 (a)	32,233	34,504
3% 3/1/30 to 9/1/30	5,095,916	5,302,150
3.5% 10/1/25 to 11/1/44	5,513,802	5,812,571
4% 2/1/25 to 3/1/45	8,297,572	8,853,511
4.5% 5/1/19 to 1/1/27	4,879,079	5,216,445
5% 11/1/18 to 4/1/38	4,013,396	4,410,237
5.5% 5/1/16 to 5/1/40	7,383,211	8,219,138
6% 1/1/22 to 1/1/41	2,238,559	2,517,160
6.5% 7/1/32 to 12/1/32	250,588	292,104

TOTAL FANNIE MAE		41,417,903

FHLMC Structured Agency Credit Risk Debt Notes - 0.0%
1.2905% 5/25/25 (a)	355,537	354,086
Freddie Mac - 0.0%
2.091% 9/1/35 (a)	23,930	25,286
2.282% 6/1/38 (a)	97,383	103,211
2.306% 7/1/38 (a)	47,685	51,046
2.358% 2/1/37 (a)	25,917	27,583
2.374% 5/1/38 (a)	42,087	44,909
2.386% 5/1/37 (a)	30,056	32,041
2.392% 2/1/37 (a)	36,357	38,892
2.44% 10/1/36 (a)	202,160	214,561
2.472% 11/1/34 (a)	23,893	25,576
2.473% 7/1/35 (a)	42,781	45,352
2.701% 2/1/38 (a)	90,527	96,906
2.733% 2/1/37 (a)	52,005	55,669
4.5% 10/1/19 to 12/1/26	1,257,148	1,334,151
5% 10/1/18 to 12/1/23	773,140	835,441
5.5% 11/1/21 to 10/1/38	177,317	192,551
5.804% 12/1/36 (a)	11,966	12,809
6% 5/1/17 to 1/1/38	457,796	518,567
6.043% 11/1/36 (a)	7,063	7,560

TOTAL FREDDIE MAC		3,662,111

Ginnie Mae - 0.1%
3% 10/20/44 (a)	231,735	240,688
3% 11/20/44 (a)	1,175,537	1,220,618
3.5% 3/20/43 to 4/20/43	1,997,082	2,083,220
4% 1/20/45	336,271	352,191
4.5% 9/20/40	368,730	401,426
5% 12/20/34 to 3/20/41	1,419,872	1,574,900
6% 7/15/36	531,486	611,279

TOTAL GINNIE MAE		6,484,322

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $51,520,245)		51,918,422

Asset-Backed Securities - 6.4%
Ally Auto Receivables Trust:
Series 2012-A Class D, 3.15% 10/15/18 (b)	$335,000	$339,434
Series 2013-SN1 Class A4, 0.9% 5/22/17	419,004	419,067
Series 2014-2 Class A2, 0.68% 7/17/17	6,605,439	6,602,890
Series 2014-3 Class A2, 0.81% 9/15/17	4,526,003	4,527,868
Series 2014-SN1:
Class A2A, 0.52% 10/20/16	682,428	682,168
Class A3, 0.75% 2/21/17	860,000	856,882
Series 2015-1 Class A4, 1.75% 5/15/20	340,000	341,043
Series 2015-SN1 Class A2A, 0.93% 6/20/17	5,000,000	5,000,145
Ally Master Owner Trust:
Series 2013-1:
Class A1, 0.6476% 2/15/18 (a)	8,000,000	8,003,024
Class A2, 1% 2/15/18	240,000	240,207
Series 2014-1 Class A2, 1.29% 1/15/19	10,000,000	10,006,070
Series 2015-1 Class A, 0.5873% 1/15/19 (a)	5,000,000	4,975,145
Series 2015-3 Class A, 1.63% 5/15/20	2,645,000	2,637,816
American Express Credit Account Master Trust:
Series 2012-1 Class A, 0.4676% 1/15/20 (a)	5,000,000	5,002,070
Series 2013-1 Class A, 0.6176% 2/16/21 (a)	570,000	571,542
Series 2014-2 Class A, 1.26% 1/15/20	800,000	801,698
Series 2015-1 Class A, 0.476% 1/15/20 (a)	5,000,000	5,000,110
AmeriCredit Automobile Receivables Trust:
Series 2013-2 Class B, 1.19% 5/8/18	1,190,000	1,190,151
Series 2013-5:
Class A3, 0.9% 9/10/18	1,724,741	1,723,499
Class B, 1.52% 1/8/19	315,000	314,837
Series 2014-2 Class B, 1.6% 7/8/19	345,000	345,737
Series 2014-4 Class A2A, 0.74% 4/9/18	3,943,884	3,936,662
Series 2015-1 Class A3, 1.26% 11/8/19	1,635,000	1,633,591
Series 2015-2:
Class A2A, 0.83% 9/10/18	5,000,000	4,995,495
Class A3, 1.27% 1/8/20	890,000	888,556
ARI Fleet Lease Trust Series 2014-A Class A2, 0.81% 11/15/22 (b)	677,567	677,241
Ari Fleet Lease Trust Series 2015-A:
Class A2, 1.11% 11/15/18 (b)	1,090,000	1,090,962
Class A3, 1.67% 9/15/23 (b)	1,150,000	1,149,257
Ascentium Equipment Receivables Trust Series 2015-1A Class A2, 1.25% 7/10/17 (b)	610,000	610,644
Bank of America Credit Card Master Trust:
Series 2014-A2 Class A, 0.4676% 9/16/19 (a)	10,000,000	9,992,150
Series 2014-A3 Class A, 0.4773% 1/15/20 (a)	10,000,000	9,994,330
BankBoston Home Equity Loan Trust Series 1998-2 Class A6, 6.64% 12/25/28 (MBIA Insured)	37,680	37,711
BMW Floorplan Master Owner Trust:
Series 2012-1A Class A, 0.5976% 9/15/17 (a)(b)	9,740,000	9,741,890
Series 2015-1A Class A, 0.686% 7/15/20 (a)(b)	5,000,000	4,982,050
BMW Vehicle Lease Trust Series 2015-1 Class A2A, 0.86% 2/21/17	4,878,630	4,879,040
BMW Vehicle Owner Trust Series 2014-A Class A4, 1.5% 2/25/21	325,000	325,944
Capital Auto Receivables Asset Trust:
Series 2013-4 Class A3, 1.09% 3/20/18	630,000	629,734
Series 2014-1:
Class A3, 1.32% 6/20/18	705,000	705,679
Class B, 2.22% 1/22/19	220,000	222,034
Series 2014-2 Class A3, 1.26% 5/21/18	1,455,000	1,455,841
Series 2014-3 Class A3, 1.48% 11/20/18	710,000	710,089
Series 2014-B Class A1, 0.5228% 2/21/17 (a)	5,000,000	4,995,595
Series 2015-1 Class A1B, 0.608% 7/20/17 (a)	3,000,000	2,999,322
Series 2015-2:
Class A1A, 0.99% 10/20/17	5,000,000	4,989,715
Class A2, 1.39% 9/20/18	215,000	214,055
Class A3, 1.73% 9/20/19	450,000	449,154
Capital One Multi-Asset Execution Trust:
Series 2013-A2 Class A2, 0.3673% 2/15/19 (a)	15,000,000	14,998,650
Series 2015-A6 Class A6, 0.5746% 6/15/20 (a)	5,000,000	5,000,555
Carmax Auto Owner Trust:
Series 2012-2 Class A3, 0.84% 3/15/17	64,239	64,244
Series 2014-1:
Class B, 1.69% 8/15/19	100,000	100,152
Class C, 1.93% 11/15/19	145,000	144,673
Series 2014-2 Class A2, 0.46% 4/17/17	1,445,060	1,444,326
Series 2014-3 Class A2, 0.55% 8/15/17	3,775,644	3,772,941
Series 2014-4 Class A2A, 0.67% 2/15/18	3,836,572	3,834,650
Series 2015-1 Class A3, 1.38% 11/15/19	580,000	580,938
Series 2015-2:
Class A2A, 0.82% 6/15/18	5,000,000	4,997,090
Class A3, 1.37% 3/16/20	775,000	773,971
CCG Receivables Trust Series 2014-1 Class A2, 1.06% 11/15/21 (b)	436,876	435,803
Chase Issuance Trust:
Series 2012-A9 Class A9, 0.3476% 10/16/17 (a)	10,000,000	10,000,000
Series 2013-A8 Class A8, 1.01% 10/15/18	1,160,000	1,161,132
Series 2015-A3 Class A, 0.4373% 4/15/19 (a)	5,000,000	4,997,515
Chrysler Capital Auto Receivables Trust Series 2015-AA Class A2, 0.81% 11/15/17 (b)	3,000,000	2,998,338
CIT Equipment Collateral Series 2014-VT1 Class A2, 0.86% 5/22/17 (b)	5,000,000	4,998,735
Citibank Credit Card Issuance Trust:
Series 2014-A2 Class A2, 1.02% 2/22/19	1,345,000	1,344,384
Series 2014-A3 Class A3, 0.3915% 5/9/18 (a)	5,000,000	4,998,520
CNH Equipment Trust:
Series 2013-C Class A3, 1.02% 8/15/18	234,241	234,269
Series 2014-A Class A2, 0.49% 6/15/17	550,048	549,768
Series 2014-C:
Class A2, 0.63% 12/15/17	3,228,649	3,226,069
Class A3, 1.28% 11/15/19	765,000	761,518
Series 2015-B Class A3, 1.37% 7/15/20	1,320,000	1,317,396
Series 2015-C:
Class A2A, 1.21% 12/17/18	5,000,000	5,002,250
Class A3, 1.74% 11/16/20	1,030,000	1,031,394
CNH Wholesale Master Note Trust Series 2013-2A Class A, 0.7976% 8/15/19 (a)(b)	645,000	643,646
DB Master Finance LLC Series 2015-1A Class A21, 3.262% 2/20/45 (b)	1,681,550	1,689,329
Dell Equipment Finance Trust:
Series 2014-1 Class A2, 0.64% 7/22/16 (b)	4,719,099	4,715,230
Series 2015-1 Class A2, 1.01% 7/24/17 (b)	5,000,000	4,994,145
Diamond Resorts Owner Trust:
Series 2013-2 Class A, 2.27% 5/20/26 (b)	410,861	412,588
Series 2014-1 Class A, 2.54% 5/20/27 (b)	600,341	602,967
Series 2015-1 Class A, 1% 7/20/27 (b)	1,228,143	1,231,767
Discover Card Master Trust Series 2014-A5 Class A, 1.39% 4/15/20	1,410,000	1,411,987
Dominos Pizza Master Issuer LLC Series 2012-1A Class A2, 5.216% 1/25/42 (b)	1,145,006	1,178,593
Dryrock Issuance Trust Series 2013-1 Class A, 0.5273% 7/16/18 (a)	710,000	710,026
Elara HGV Timeshare Issuer Trust Series 2014-A Class A, 2.53% 2/25/27 (b)	361,447	359,720
Enterprise Fleet Financing LLC:
Series 2012-2 Class A3, 0.93% 4/20/18 (b)	3,106,819	3,105,396
Series 2013-1 Class A2, 0.68% 9/20/18 (b)	907,404	907,089
Series 2013-2 Class A2, 1.06% 3/20/19 (b)	251,889	251,720
Series 2014-1 Class A2, 0.87% 9/20/19 (b)	4,367,404	4,358,547
Series 2014-2 Class A2, 1.05% 3/20/20 (b)	2,165,877	2,160,962
Series 2015-1 Class A2, 1.3% 9/20/20 (b)	1,040,000	1,034,737
Series 2015-2 Class A2, 1.59% 2/22/21 (b)	1,325,000	1,326,246
Exeter Automobile Receivables Trust Series 2014-2A Class A, 1.06% 8/15/18 (b)	85,433	85,234
Ford Credit Auto Lease Trust:
Series 2013-B:
Class B, 1.23% 11/15/16	695,000	696,395
Class C, 1.51% 8/15/17	475,000	476,123
Series 2014-B:
Class A2A, 0.51% 3/15/17	5,898,200	5,894,715
Class A4, 1.1% 11/15/17	580,000	580,777
Series 2015-A Class A4, 1.31% 8/15/18	895,000	895,856
Ford Credit Auto Owner Trust:
Series 2013-B Class A3, 0.57% 10/15/17	2,092,304	2,091,837
Series 2014-C Class A3, 1.06% 5/15/19	955,000	955,075
Series 2015-B Class A3, 1.16% 11/15/19	875,000	874,598
Ford Credit Floorplan Master Owner Trust:
Series 2013-1 Class A1, 0.85% 1/15/18	12,150,000	12,151,774
Series 2013-5:
Class A1, 1.5% 9/15/18	13,080,000	13,094,323
Class A2, 0.6573% 9/15/18 (a)	5,000,000	5,001,445
Series 2014-4 Class A1, 1.4% 8/15/19	2,185,000	2,183,322
Series 2015-1 Class A1, 1.42% 1/15/20	920,000	917,340
GE Dealer Floorplan Master Note Trust:
Series 2013-1 Class A, 0.6028% 4/20/18 (a)	2,035,000	2,019,328
Series 2014-1 Class A, 0.568% 7/20/19 (a)	2,280,000	2,269,786
Series 2014-2 Class A, 0.6568% 10/20/19 (a)	1,050,000	1,044,806
GE Equipment Midticket LLC Series 2012-1 Class A4, 0.78% 9/22/20	493,480	493,417
GE Equipment Small Ticket LLC Series 2014-1A:
Class A2, 0.59% 8/24/16 (b)	1,934,123	1,933,841
Class A3, 0.95% 9/25/17 (b)	1,520,000	1,514,888
GE Equipment Transportation LLC Series 2015-1:
Class A2, 0.89% 11/24/17	5,000,000	5,003,065
Class A3, 1.28% 2/25/19	299,000	299,587
GM Financial Automobile Leasing Trust:
Series 2014-1A Class A2, 0.61% 7/20/16 (b)	976,426	975,822
Series 2014-2A Class A2, 0.73% 2/20/17 (b)	3,089,347	3,087,886
Series 2015-1 Class A2, 1.1% 12/20/17	5,000,000	5,011,801
GMF Floorplan Owner Revolving Trust Series 2015-1:
Class A1, 1.65% 5/15/20 (b)	645,000	640,950
Class A2, 0.6855% 5/15/20 (a)(b)	3,000,000	2,983,977
GreatAmerica Leasing Receivables Funding LLC Series 2014-1 Class A3, 0.89% 7/15/17 (b)	895,000	894,886
Hilton Grand Vacations Trust Series 2014-AA Class A, 1.77% 11/25/26 (b)	530,940	526,349
Honda Auto Receivables Owner Trust:
Series 2013-3 Class A4, 1.13% 9/16/19	265,000	265,515
Series 2013-4 Class A4, 1.04% 2/18/20	105,000	105,000
Series 2014-4 Class A3, 0.99% 9/17/18	825,000	824,681
Series 2015-1 Class A3, 1.05% 10/15/18	755,000	754,362
Hyundai Auto Lease Securitization Trust:
Series 2014-B Class A4, 1.26% 9/17/18 (b)	310,000	310,682
Series 2015-A:
Class A2, 1% 10/16/17 (b)	5,000,000	5,001,735
Class A4, 1.65% 8/15/19 (b)	1,315,000	1,319,683
Series 2015-B:
Class A2A, 0.95% 12/15/17 (b)	5,000,000	5,004,080
Class A3, 1.4% 11/15/18 (b)	735,000	735,054
Hyundai Auto Receivables Trust:
Series 2013-A Class A4, 0.75% 9/17/18	1,010,000	1,007,799
Series 2015-A Class A3, 1.05% 4/15/19	650,000	648,306
Hyundai Floorplan Master Owner Trust Series 2013-1A Class A, 0.5476% 5/15/18 (a)(b)	4,790,000	4,780,410
John Deere Owner Trust:
Series 2013-A Class A3, 0.6% 3/15/17	1,113,712	1,113,150
Series 2014-B Class A2A, 0.54% 7/17/17	4,817,639	4,816,921
Series 2015-A Class A3, 1.32% 6/17/19	360,000	361,493
Kubota Credit Owner Trust:
Series 2014-1A Class A2, 0.58% 2/15/17 (b)	149,339	149,142
Series 2015-1A Class A3, 1.81% 3/15/19 (b)	1,290,000	1,286,569
Mercedes-Benz Auto Lease Trust:
Series 2013-B Class A3, 0.62% 7/15/16	133,889	133,871
Series 2015-A:
Class A2A, 0.78% 2/15/17	4,776,091	4,777,342
Class A3, 1.1% 8/15/17	1,700,000	1,700,478
Mercedes-Benz Auto Receivables Trust Series 2015-1 Class A3, 1.34% 12/16/19	1,325,000	1,322,162
Mercedes-Benz Master Owner Trust:
Series 2012-AA Class A, 0.79% 11/15/17 (b)	9,155,000	9,117,208
Series 2015-AA Class A, 0.5073% 4/15/19 (a)(b)	3,769,000	3,766,101
MMAF Equipment Finance LLC:
Series 2014-AA Class A3, 0.87% 1/8/19 (b)	1,840,000	1,834,270
Series 2015-AA Class A3, 1.38% 10/16/19 (b)	505,000	503,095
Motor PLC Series 2014-1A Class A1, 0.6705% 8/25/21 (a)(b)	331,993	331,927
MVW Owner Trust:
Series 2013-1A Class A, 2.15% 4/22/30 (b)	149,241	149,085
Series 2014-1A Class A, 2.25% 9/22/31 (b)	465,771	463,287
Series 2015-1A Class A, 2.52% 12/20/32 (b)	1,345,000	1,347,994
Navistar Financial Dealer Note Master Trust Series 2013-2 Class A, 0.8705% 9/25/18 (a)(b)	870,000	869,854
Nissan Auto Lease Trust:
Series 2013-B Class A3, 0.75% 6/15/16	5,356,701	5,356,208
Series 2015-A Class A3, 1.43% 6/15/18	1,320,000	1,324,055
Nissan Auto Receivables Owner Trust:
Series 2012-B Class A3, 0.46% 10/17/16	70,373	70,366
Series 2014-B Class A3, 1.11% 5/15/19	570,000	569,063
Series 2015-B Class A3, 1.15% 3/16/20	1,325,000	1,325,825
Nissan Master Owner Trust Receivables:
Series 2013-A Class A, 0.4873% 2/15/18 (a)	7,050,000	7,045,890
Series 2015-A:
Class A1, 0.5873% 1/15/20 (a)	5,000,000	5,000,360
Class A2, 1.44% 1/15/20	890,000	886,346
Residential Asset Mortgage Products, Inc. Series 2003-RZ2 Class A1, 3.6% 4/25/33 (AMBAC Insured)	18,882	18,781
Santander Drive Auto Receivables Trust:
Series 2014-1 Class A2A, 0.66% 6/15/17	28,154	28,149
Series 2014-4 Class A2A, 0.67% 1/16/18	2,388,970	2,386,110
Sierra Timeshare Receivables Funding Co. LLC:
Series 2013-3A Class A, 2.2% 10/20/30 (b)	306,672	307,539
Series 2014-1A Class A, 2.07% 3/20/30 (b)	486,589	488,841
Series 2014-2A Class A, 2.05% 6/20/31 (b)	353,573	355,841
Series 2014-3A Class A, 2.3% 10/20/31 (b)	467,541	469,834
Series 2015-1A Class A, 1% 3/22/32 (b)	1,341,846	1,346,392
Series 2015-2A Class 2, 2.43% 6/20/32 (b)	998,611	1,000,295
SLM Student Loan Trust Series 2014-1 Class A1, 0.4794% 5/28/19 (a)	1,387,564	1,384,753
Smart Trust:
Series 2012-2U.S.A. Class A3A, 1.59% 10/14/16 (b)	166,961	167,060
Series 2012-4U.S. Class A3A, 0.97% 3/14/17	200,289	199,600
Series 2013-1U.S. Class A3A, 0.84% 9/14/16	63,177	63,170
Series 2013-2U.S. Class A4A, 1.18% 2/14/19	435,000	432,281
SMART Trust:
Series 2014-1U.S. Class A3A, 0.96% 2/14/18	1,245,000	1,240,395
Series 2015-1U.S. Class A2A, 0.99% 8/14/17	655,000	654,408
Suntrust Auto Receivables Trust Series 2015-1A Class A3, 1.42% 9/16/19 (b)	1,320,000	1,307,698
Synchrony Credit Card Master Note Trust:
Series 2013-1 Class B, 1.69% 3/15/21	1,035,000	1,035,156
Series 2014-1 Class A, 1.61% 11/15/20	2,330,000	2,334,338
Series 2015-2 Class A, 1.6% 4/15/21	1,325,000	1,322,989
TCF Auto Receivables Owner Trust Series 2015-1A Class A2, 1.02% 8/15/18 (b)	5,000,000	4,995,800
Toyota Auto Receivables Owner Trust:
Series 2013-A Class A4, 0.69% 11/15/18	815,000	812,750
Series 2014-C Class A4, 1.44% 4/15/20	200,000	200,326
Volkswagen Auto Lease Trust Series 2014-A Class A2A, 0.52% 10/20/16	1,018,851	1,018,503
Volkswagen Auto Loan Enhanced Trust:
Series 2014-1 Class A3, 0.91% 10/22/18	135,000	134,533
Series 2014-2 Class A4, 1.39% 5/20/21	1,380,000	1,376,199
Volkswagen Credit Auto Master Trust Series 2014-1A:
Class A1, 0.538% 7/22/19 (a)(b)	10,000,000	9,947,840
Class A2, 1.4% 7/22/19 (b)	1,290,000	1,285,516
Volvo Financial Equipment LLC:
Series 2014-1A Class A3, 0.82% 4/16/18 (b)	575,000	574,354
Series 2015-1A Class A2, 0.95% 11/15/17 (b)	5,000,000	5,002,990
Wendys Funding LLC Series 2015-1A Class A2I, 3.371% 6/15/45 (b)	2,415,000	2,407,890
Wheels SPV LLC:
Series 2014-1A Class A2, 0.87% 3/20/23 (b)	493,953	492,965
Series 2015-1A Class A2, 1.4% 4/22/24 (b)	355,000	353,904
World Omni Auto Receivables Trust:
Series 2014-B Class A2A, 0.6% 1/16/18	3,585,492	3,583,147
Series 2015-A Class A3, 1.34% 5/15/20	340,000	340,487
World Omni Automobile Lease Securitization Trust:
Series 2013-A Class A3, 1.1% 12/15/16	4,804,497	4,807,523
Series 2014-A Class A4, 1.37% 1/15/20	490,000	491,510
Series 2015-A Class A2A, 1.01% 5/15/18	5,000,000	4,998,595
World Omni Master Owner Trust 201 Series 2013-1 Class A, 0.5373% 2/15/18 (a)(b)	1,175,000	1,174,615
TOTAL ASSET-BACKED SECURITIES
(Cost $453,714,918)		453,273,769

Collateralized Mortgage Obligations - 1.1%
Private Sponsor - 0.1%
Banc of America Mortgage Securities, Inc.:
Series 2004-A Class 2A2, 2.6681% 2/25/34 (a)	26,294	26,438
Series 2004-H Class 2A2, 2.6546% 9/25/34 (a)	78,917	77,394
Fosse Master Issuer PLC floater Series 2012-1A Class 2A2 1.687% 10/18/54 (a)(b)	362,173	362,576
Granite Master Issuer PLC floater:
Series 2006-1A Class A5, 0.3428% 12/20/54 (a)(b)	1,968,918	1,957,695
Series 2007-1 Class 3A1, 0.4028% 12/20/54 (a)	698,075	694,585
Granite Mortgages Series 2003-2 Class 1A3, 0.787% 7/20/43 (a)	221,570	221,099
Granite Mortgages PLC floater:
Series 2003-3 Class 1A3, 0.687% 1/20/44 (a)	19,539	19,493
Series 2004-1 Class 2A1, 0.6008% 3/20/44 (a)	534,045	532,117
Series 2004-3 Class 2A1, 0.5608% 9/20/44 (a)	329,036	327,986
GS Mortgage-Backed Securites Trust Series 2014-EB1A Class 2A1, 2.4903% 7/25/44 (a)(b)	288,612	286,890
Lanark Master Issuer PLC floater Series 2013-1A Class 1A1, 0.8291% 12/22/54 (a)(b)	886,132	885,108
Sequoia Mortgage Trust Series 2010-H1 Class A1, 2.0543% 2/25/40 (a)	6,600	6,556
Silverstone Master Issuer PLC 1.8418% 1/21/55 (a)(b)	125,000	125,171
WaMu Mortgage pass-thru certificates Series 2005-AR12 Class 2A1, 2.3919% 9/25/35 (a)	49,975	49,661
Wells Fargo Mortgage Backed Securities Trust Series 2004-G Class A3, 2.7282% 6/25/34 (a)	50,726	50,855

TOTAL PRIVATE SPONSOR		5,623,624

U.S. Government Agency - 1.0%
Fannie Mae:
floater:
Series 2003-31 Class FM, 0.6994% 4/25/33 (a)	2,306,237	2,333,665
Series 2003-44 Class FH, 0.9494% 6/25/33 (a)	1,468,718	1,502,097
Series 2003-48 Class FA, 0.9494% 6/25/33 (a)	1,664,071	1,687,534
Series 2006-33 Class CF, 0.4994% 5/25/36 (a)	216,877	217,438
Series 2014-89 Class FM, 0.5994% 1/25/45 (a)	1,256,695	1,254,553
Series 2015-23 Class FA, 0.4994% 4/25/45 (a)	3,046,259	3,046,372
floater planned amortization class:
Series 2004-52 Class PF 0.6494% 12/25/33 (a)	2,812,870	2,826,680
Series 2005-90 Class FC, 0.4494% 10/25/35 (a)	172,357	172,838
sequential payer Series 2012-114 Class DF, 0.5994% 8/25/39 (a)	42,271	42,417
sequential payer floater:
Series 2005-74 Class DF, 0.5494% 7/25/35 (a)	5,793,851	5,823,451
Series 2005-83 Class FP, 0.5294% 10/25/35 (a)	5,640,010	5,656,102
Fannie Mae Connecticut Avenue Securities floater:
Series 2014-C04:
Class 1M1, 2.1494% 11/25/24 (a)	503,645	506,322
Class 2M1, 2.2994% 11/25/24 (a)	254,463	255,831
Series 2015-C01 Class 1M1, 1.6994% 2/25/25 (a)	236,866	237,014
Series 2015-C03:
Class 1M1, 1.6885% 7/25/25 (a)	392,746	392,991
Class 2M1, 1.688% 7/25/25 (a)	871,053	871,449
1.6994% 2/25/25 (a)	100,537	100,568
FHLMC Structured Agency Credit Risk Debt Notes floater:
Series 2014-HQ2 Class M1, 1.6405% 9/25/24 (a)	773,475	775,038
Series 2014-HQ3 Class M1, 1.8405% 10/25/24 (a)	379,301	379,448
Series 2015-DNA1 Class M1, 1.0905% 10/25/27 (a)	601,293	597,960
Series 2015-DNA2 Class M1, 1.3405% 12/25/27 (a)	669,682	668,778
Series 2015-HQ1 Class M1, 1.2494% 3/25/25 (a)	243,722	242,550
Freddie Mac:
floater:
Series 2006-3153 Class UG, 0.6476% 5/15/36 (a)	142,935	144,315
Series 2011-3913 Class FA, 0.6976% 8/15/41 (a)	674,696	680,463
Series 2012-4077 Class MF, 0.6976% 7/15/42 (a)	1,761,334	1,777,730
Series 2711 Class FC, 1.0976% 2/15/33 (a)	377,620	384,584
Series 3346 Class FA, 0.4276% 2/15/19 (a)	1,357,572	1,359,031
Series 3879 Class AF, 0.6276% 6/15/41 (a)	722,932	727,437
Series 4434 Class FA, 0.5476% 2/15/45 (a)	730,741	726,223
Series 4437 Class AF, 0.5476% 2/15/45 (a)	1,191,576	1,184,418
floater planned amortization class:
Series 2953 Class LF, 0.4976% 12/15/34 (a)	2,318,765	2,328,757
Series 3102 Class FD, 0.4976% 1/15/36 (a)	422,641	424,622
Series 3117 Class JF, 0.4976% 2/15/36 (a)	168,765	169,507
Series 4057 Class EF, 0.5476% 12/15/41 (a)	16,221,338	16,245,877
floater sequential payer:
Series 2828 Class TF, 0.6476% 10/15/30 (a)	1,377,181	1,379,164
Series 3046 Class F, 0.5676% 3/15/33 (a)	2,536,222	2,538,788
Series 3325:
Class FM, 0.6276% 5/15/37 (a)	299,659	301,520
Class FN, 0.6276% 5/15/37 (a)	299,659	301,520
sequential payer Series 4226 Class EF, 0.5476% 12/15/35 (a)	7,452,292	7,470,477
Series 3335 Class AF, 0.3476% 10/15/20 (a)	581,887	582,057
Series 4448 Class JA, 4% 11/15/36	190,000	204,644
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2009-108 Class CF, 0.7976% 11/16/39 (a)	277,275	280,124
Series 2009-116 Class KF, 0.7276% 12/16/39 (a)	216,082	217,971
Series 2009-127 Class FA, 0.7528% 9/20/38 (a)	315,246	318,172
Series 2010-9 Class FA, 0.7176% 1/16/40 (a)	352,129	355,223
Series 2012-113 Class FJ, 0.4528% 1/20/42 (a)	507,571	507,739
floater sequential payer Series 2010-120 Class FB 0.5028% 9/20/35 (a)	109,371	109,471

TOTAL U.S. GOVERNMENT AGENCY		70,310,930

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $75,890,946)		75,934,554

Commercial Mortgage Securities - 1.4%
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class A4, 5.7271% 5/10/45 (a)	612,983	619,582
Series 2006-4 Class A4, 5.634% 7/10/46	318,822	325,304
Series 2006-5 Class AM, 5.448% 9/10/47	60,000	61,909
Series 2006-1 Class A4, 5.372% 9/10/45 (a)	521,082	521,952
Series 2007-4 Class AM, 5.8085% 2/10/51 (a)	50,000	53,301
Barclays Commercial Mortgage Securities LLC floater Series 2015-RRI Class A, 1.3355% 5/15/32 (a)(b)	1,981,000	1,963,652
Bear Stearns Commercial Mortgage Securities Trust:
sequential payer:
Series 2006-PW14 Class A4, 5.201% 12/11/38	606,026	626,773
Series 2007-PW17 Class AAB, 5.703% 6/11/50	118,992	119,259
Series 2006-T24 Class A4, 5.537% 10/12/41	1,096,135	1,129,073
BXHTL Mortgage Trust Series 2015-JWRZ Class A, 1.418% 5/15/29 (a)(b)	1,981,000	1,958,530
CDGJ Commercial Mortgage Trust Series 2014-BXCH Class A, 1.5873% 12/15/27 (a)(b)	3,485,000	3,479,570
Citigroup Commercial Mortgage Trust:
Series 13-GC15 Class A1, 1.378% 9/10/46	598,459	596,542
Series 2006-C4 Class A1A, 5.7745% 3/15/49 (a)	1,411,929	1,434,236
Series 2014-GC19 Class A1, 1.199% 3/10/47	319,028	313,071
Series 2014-GC2 Class A1, 1.392% 7/10/47	345,216	343,564
Series 2014-GC21 Class A1, 1.242% 5/10/47	550,457	547,553
Series 2014-GC25 Class A1, 1.485% 10/10/47	148,064	147,412
Series 2015-GC27 Class A1, 1.353% 2/10/48	685,016	681,058
Series 2015-GC31 Class A1, 1.637% 6/10/48	1,108,699	1,104,436
Series 2015-P1 Class A1, 1.648% 9/15/48	420,000	419,698
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2006-CD2 Class A4, 5.2994% 1/15/46 (a)	429,901	431,082
COMM Mortgage Trust:
floater Series 2014-KYO Class A, 1.087% 6/11/27 (a)(b)	2,750,000	2,742,561
Series 2014-CR15 Class A1, 1.218% 2/10/47	808,135	805,758
Series 2014-CR17 Class A1, 1.275% 5/10/47	368,695	365,825
Series 2014-CR18 Class A1, 1.442% 7/15/47	564,825	563,529
Series 2014-CR19 Class A1, 1.415% 8/10/47	487,389	479,458
Series 2014-CR20 Class A1, 1.324% 11/10/47	327,676	321,229
Series 2014-CR21 Class A1, 1.494% 12/10/47	186,610	186,408
Series 2014-LC15 Class A1, 1.259% 4/10/47	646,402	642,246
Series 2014-LC17 Class A1, 1.381% 10/10/47	417,566	416,094
Series 2014-UBS2 Class A1, 1.298% 3/10/47	422,663	419,051
Series 2014-UBS4 Class A1, 1.309% 8/10/47	222,887	221,839
Series 2014-UBS5 Class A1, 1.373% 9/10/47	843,711	841,737
Series 2014-UBS6 Class A1, 1.445% 12/10/47	577,812	575,844
Series 2015-CR22 Class A1, 1.569% 3/10/48	258,631	258,270
Series 2015-PC1 Class A1, 1.667% 7/10/50	1,550,393	1,547,514
COMM Mortgage Trust pass-thru certificates Series 2014-TWC Class A, 1.036% 2/13/32 (a)(b)	400,000	398,378
CSAIL Commercial Mortgage Trust:
Series 2015-C1 Class A1, 1.684% 4/15/50	271,385	271,240
Series 2015-C2 Class A1, 1.4544% 6/15/57	2,019,796	2,010,945
Series 2015-C3 Class A1, 1.7167% 8/15/48	745,000	746,736
CSMC Series 2015-TOWN Class A, 1.4373% 3/15/17 (a)(b)	3,000,000	2,988,603
Del Coronado Trust floater Series 2013-HDC Class A, 0.9855% 3/15/26 (a)(b)	1,500,000	1,496,736
Freddie Mac pass-thru certificates:
Series 2013-K502 Class A2, 1.426% 8/25/17	1,505,000	1,514,843
Series K712 Class A1, 1.369% 5/25/19	1,580,432	1,580,990
GAHR Commercial Mortgage Trust floater Series 2015-NRF Class AFL1, 1.4815% 12/15/16 (a)(b)	5,625,000	5,623,701
Greenwich Capital Commercial Funding Corp. Series 2006-GG7 Class A4, 5.8187% 7/10/38 (a)	855,533	868,290
GS Mortgage Securities Corp. II Series 2006-GG6 Class A4, 5.553% 4/10/38 (a)	3,753,476	3,757,890
GS Mortgage Securities Trust:
floater Series 2014-GSFL Class A, 1.1873% 7/15/31 (a)(b)	754,351	752,117
sequential payer Series 2013-GC13 Class A1, 1.206% 7/10/46	384,532	384,056
Series 14-GC20 Class A1, 1.343% 4/10/47	248,022	246,754
Series 2012-GC6 Class A1, 1.282% 1/10/45	9,303	9,309
Series 2014-GC22 Class A1, 1.29% 6/10/47	388,684	386,109
Series 2014-GC24 Class A1, 1.509% 9/10/47	710,915	708,932
Series 2015-GC28 Class A1, 1.528% 2/10/48	1,108,753	1,104,041
Series 2015-GC32 Class A1, 1.593% 7/10/48	429,822	428,471
Hilton U.S.A. Trust floater Series 2013-HLF Class AFL, 1.1882% 11/5/30 (a)(b)	1,285,046	1,284,158
Hyatt Hotel Portfolio Trust floater Series 2015-HYT Class A, 1.436% 11/15/29 (a)(b)	1,314,000	1,312,410
JPMBB Commercial Mortgage Securities Trust:
sequential payer Series 2014-C21 Class A1, 1.322% 8/15/47 (b)	405,601	402,599
Series 2013-C14 Class A1, 1.2604% 8/15/46	727,842	729,225
Series 2014-C19 Class A1, 1.2661% 4/15/47	433,507	432,577
Series 2014-C22 Class A1, 1.451% 9/15/47	209,731	208,929
Series 2014-C23 Class A1, 1.6502% 9/15/47	311,767	311,702
Series 2014-C24 Class A1, 1.5386% 11/15/47	130,384	129,957
Series 2014-C26 Class A1, 1.5962% 1/15/48	1,511,779	1,506,634
Series 2015-C27 Class A1, 1.4137% 2/15/48	923,677	918,092
Series 2015-C28 Class A1, 1.4451% 10/15/48	1,449,464	1,446,726
Series 2015-C30 Class A1, 1.7384% 7/15/48	1,819,520	1,816,448
JPMBB Commercial Mortgage Secutities Trust Series 2015-C29 Class A1, 1.6255% 5/15/48	435,623	433,715
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2014-BXH Class A, 1.0976% 4/15/27 (a)(b)	2,500,000	2,494,380
Series 2014-FL5 Class A, 1.1673% 7/15/31 (a)(b)	2,550,000	2,545,599
sequential payer Series 2006-LDP8 Class A4, 5.399% 5/15/45	2,635,076	2,689,135
Series 2006-LDP7 Class AM, 5.9047% 4/15/45 (a)	715,000	735,873
Series 2014-C20 Class A1, 1.2682% 7/15/47	435,016	432,015
LB-UBS Commercial Mortgage Trust:
sequential payer Series 2006-C1 Class A4, 5.156% 2/15/31	2,030,895	2,035,785
Series 2004-C1 Class A4, 4.568% 1/15/31	31,641	31,906
Merrill Lynch Mortgage Trust Series 2006-C2 Class AM, 5.782% 8/12/43 (a)	335,000	345,829
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer Series 2007-5 Class A4, 5.378% 8/12/48	2,902,128	3,017,804
Series 2006-2 Class A4, 5.8702% 6/12/46 (a)	395,935	403,101
Morgan Stanley BAML Trust:
sequential payer Series 2014-C18 Class A1, 1.686% 10/15/47	428,610	429,363
Series 2014-C14 Class A1, 1.25% 2/15/47	153,083	152,074
Series 2014-C16 Class A1, 1.294% 6/15/47	279,097	277,129
Series 2014-C17 Class A1, 1.551% 8/15/47	529,088	527,652
Series 2014-C19 Class A1, 1.573% 12/15/47	1,007,528	1,006,920
Series 2015-C24 Class A1, 1.706% 5/15/48	685,000	684,931
Morgan Stanley Capital I Trust:
Series 2006-HQ9 Class A4, 5.731% 7/12/44 (a)	892,666	905,464
Series 2015-MS1 Class A1, 1.638% 5/15/48	785,202	785,537
Wachovia Bank Commercial Mortgage Trust:
Series 2006-C23 Class A1A, 5.422% 1/15/45	1,242,262	1,253,326
Series 2006-C25 Class A1A, 5.7094% 5/15/43 (a)	2,198,527	2,245,026
Wells Fargo Commercial Mortgage Trust:
Series 2014-LC18 Class A1, 1.437% 12/15/47	1,250,371	1,246,156
Series 2015-C26 Class A1, 1.454% 2/15/48	795,391	789,628
Series 2015-C27 Class A1, 1.73% 2/15/48	1,447,894	1,448,861
Series 2015-C28 Class A1, 1.531% 5/15/48	570,235	568,092
Series 2015-LC20 Class A1, 1.471% 4/15/50	1,002,534	998,137
Series 2015-NXS2 Class A2, 3.02% 7/15/58	1,180,000	1,214,565
Series 2015-SG1 Class A1, 1.568% 12/15/47	575,000	575,696
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2013-C16 Class A1, 1.406% 9/15/46	452,717	453,297
Series 2013-C17 Class A1, 1.154% 12/15/46	312,524	311,796
Series 2013-UBS1 Class A1, 1.122% 3/15/46	251,776	250,769
Series 2014-C20 Class A1, 1.283% 5/15/47	692,534	688,168
Series 2014-C21 Class A1, 1.413% 8/15/47	843,529	840,017
Series 2014-C22 Class A1, 1.479% 9/15/57	515,208	513,269
Series 2014-C23 Class A1, 1.663% 10/15/57	254,538	254,893
Series 2014-C24 Class A1, 1.39% 11/15/47	108,595	107,891
Series 2014-LC14 Class A1, 1.193% 3/15/47	446,367	444,789
WFCG Commercial Mortgage Trust floater Series 2015-BXRP Class A, 1.3093% 11/15/29 (a)(b)	1,777,173	1,767,221
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $100,245,991)		98,948,327

Municipal Securities - 0.3%
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2010 A, 0.6%, tender 11/2/15 (a)(b)(c)	7,000,000	7,000,000
Florida Hurricane Catastrophe Fund Fin. Corp. Rev. Series 2013 A, 1.298% 7/1/16	1,475,000	1,480,664
Illinois Gen. Oblig. Series 2011, 4.961% 3/1/16	10,000,000	10,167,600
Univ. of California Revs. Bonds Series 2011 Y1, 0.688%, tender 7/1/17 (a)	445,000	443,661
TOTAL MUNICIPAL SECURITIES
(Cost $19,093,854)		19,091,925

Foreign Government and Government Agency Obligations - 0.0%
Republic of Iceland 4.875% 6/16/16 (Cost $737,496)(b)	$722,000	$739,484

Bank Notes - 0.1%
Capital One Bank NA 1.15% 11/21/16	440,000	437,873
PNC Bank NA:
1.15% 11/1/16	$980,000	$978,780
1.3% 10/3/16	1,175,000	1,178,013
Regions Bank 7.5% 5/15/18	289,000	327,781
Union Bank NA 2.125% 6/16/17	1,330,000	1,340,067
TOTAL BANK NOTES
(Cost $4,262,563)		4,262,514
	Shares	Value

Fixed-Income Funds - 3.6%
Bank Loan Funds - 3.6%
Fidelity Floating Rate High Income Fund (d)
(Cost $269,654,787)	27,143,692	258,136,515

Short-Term Funds - 60.9%
Short-Term Funds - 60.9%
BlackRock Low Duration Bond Portfolio	32,065,100	309,748,866
Delaware Limited-Term Diversified Income Fund - Class A	18,838,852	159,941,851
Fidelity Conservative Income Bond Fund Institutional Class (d)	44,943,063	450,329,492
Fidelity Short-Term Bond Fund (d)	85,089,500	730,067,913
Janus Short-Term Bond Fund - Class T	79,478,294	240,819,231
JPMorgan Short Duration Bond Fund Class A (e)	28,364,632	307,756,260
Metropolitan West Low Duration Bond Fund - Class M	69,350,330	606,815,383
PIMCO Short-Term Fund - Administrator Class	144,385,203	1,412,087,282
Wells Fargo Advantage Ultra Short-Term Municipal Income Fund - Administrator Class	10,654,473	102,496,029
TOTAL SHORT-TERM FUNDS
Cost ($4,339,957,454)		4,320,062,307

Money Market Funds - 7.2%
Fidelity Institutional Money Market Portfolio Institutional Class 0.17% (d)(f)	471,042,904	471,042,904
SSgA U.S. Treasury Money Market Fund Class N, 0% (f)(g)	37,728,786	37,728,786
TOTAL MONEY MARKET FUNDS
(Cost $508,771,690)		508,771,690
TOTAL INVESTMENT PORTFOLIO - 100.1%
(Cost $7,133,628,655)		7,100,996,699
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(4,375,676)
NET ASSETS - 100%		$7,096,621,023

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $438,938,232 or 6.2% of net assets.

 (c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (d) Affiliated Fund

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) The rate quoted is the annualized seven-day yield of the fund at period end.

 (g) Non-income producing

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Conservative Income Bond Fund Institutional Class	$443,423,428	$7,353,561	$--	$404,629	$450,329,492
Fidelity Floating Rate High Income Fund	252,443,621	12,594,198	--	1,430,457	258,136,515
Fidelity Institutional Money Market Portfolio Institutional Class	470,863,485	179,418	--	147,887	471,042,904
Fidelity Short-Term Bond Fund	785,968,241	1,950,509	55,176,249	645,508	730,067,913
Total	$1,952,698,775	$22,077,686	$55,176,249	$2,628,481	$1,909,576,824

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$1,259,242,233	$--	$1,259,242,233	$--
U.S. Government and Government Agency Obligations	50,614,959	--	50,614,959	--
U.S. Government Agency - Mortgage Securities	51,918,422	--	51,918,422	--
Asset-Backed Securities	453,273,769	--	453,273,769	--
Collateralized Mortgage Obligations	75,934,554	--	75,934,554	--
Commercial Mortgage Securities	98,948,327	--	98,948,327	--
Municipal Securities	19,091,925	--	19,091,925	--
Foreign Government and Government Agency Obligations	739,484	--	739,484	--
Bank Notes	4,262,514	--	4,262,514	--
Fixed-Income Funds	258,136,515	258,136,515	--	--
Short-Term Funds	4,320,062,307	4,320,062,307	--	--
Money Market Funds	508,771,690	508,771,690	--	--
Total Investments in Securities:	$7,100,996,699	$5,086,970,512	$2,014,026,187	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Strategic Advisers, Inc. (Strategic Advisers) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Other Information

Income Tax Information

At August 31, 2015, the cost of investment securities for income tax purposes was $7,133,880,451. Net unrealized depreciation aggregated $32,883,752, of which $12,130,446 related to appreciated investment securities and $45,014,198 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Strategic Advisers® Value Fund

Offered exclusively to certain clients of Strategic Advisers, Inc. - not available for sale to the general public

August 31, 2015

1.912901.105
SUF-QTLY-1015

Investments August 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 78.4%
	Shares	Value
CONSUMER DISCRETIONARY - 6.7%
Auto Components - 0.8%
Autoliv, Inc.	160,900	$16,435,935
BorgWarner, Inc.	22,700	990,628
Cooper Tire & Rubber Co.	265,127	10,233,902
Delphi Automotive PLC	121,500	9,175,680
Gentex Corp.	125,100	1,939,050
Johnson Controls, Inc.	343,500	14,131,590
Lear Corp.	314,569	32,334,548
The Goodyear Tire & Rubber Co.	451,700	13,447,109
		98,688,442
Automobiles - 0.9%
Ford Motor Co.	2,619,300	36,329,691
General Motors Co.	1,366,200	40,220,928
Harley-Davidson, Inc.	618,571	34,670,905
		111,221,524
Hotels, Restaurants & Leisure - 0.7%
Brinker International, Inc.	309,300	16,433,109
Carnival Corp. unit	253,500	12,479,805
Hyatt Hotels Corp. Class A (a)	16,800	860,664
McDonald's Corp.	364,600	34,644,292
Royal Caribbean Cruises Ltd.	85,500	7,537,680
Six Flags Entertainment Corp.	128,132	5,762,096
Wyndham Worldwide Corp.	50,500	3,862,240
		81,579,886
Household Durables - 0.5%
Lennar Corp. Class A	525,100	26,727,590
PulteGroup, Inc.	150,700	3,117,983
Toll Brothers, Inc. (a)	75,200	2,780,144
Whirlpool Corp.	193,500	32,527,350
		65,153,067
Media - 2.0%
AMC Networks, Inc. Class A (a)	26,000	1,881,880
CBS Corp. Class B	188,300	8,518,692
Comcast Corp. Class A	201,762	11,365,253
Gannett Co., Inc.	247,600	3,246,036
Liberty Broadband Corp. Class C (a)	106,668	5,709,938
Liberty LiLAC Group:
Class C (a)	479,807	21,528,940
Class C (a)	23,990	797,668
Liberty Media Corp. Class C (a)	233,107	8,443,136
News Corp. Class A	159,000	2,167,170
Omnicom Group, Inc.	191,661	12,837,454
Scripps Networks Interactive, Inc. Class A	57,731	3,064,939
Starz Series A (a)	476,400	17,917,404
Tegna, Inc.	610,200	14,516,658
Time Warner Cable, Inc.	217,270	40,416,565
Time Warner, Inc.	974,500	69,286,950
Time, Inc.	145,431	3,020,602
Viacom, Inc. Class B (non-vtg.)	549,900	22,419,423
		247,138,708
Multiline Retail - 1.2%
Big Lots, Inc.	160,800	7,716,792
Dillard's, Inc. Class A	123,700	11,443,487
Kohl's Corp.	553,500	28,245,105
Macy's, Inc.	887,431	52,012,331
Nordstrom, Inc.	88,300	6,435,304
Target Corp.	491,335	38,181,643
		144,034,662
Specialty Retail - 0.5%
Abercrombie & Fitch Co. Class A	158,700	3,151,782
AutoNation, Inc. (a)	48,500	2,902,240
Bed Bath & Beyond, Inc. (a)	72,500	4,502,975
Best Buy Co., Inc.	434,100	15,948,834
Dick's Sporting Goods, Inc.	40,000	2,005,200
Foot Locker, Inc.	56,600	4,006,714
GameStop Corp. Class A	45,600	1,937,088
Gap, Inc.	173,000	5,676,130
Home Depot, Inc.	195,000	22,709,700
Penske Automotive Group, Inc.	45,300	2,292,180
Staples, Inc.	107,100	1,521,891
		66,654,734
Textiles, Apparel & Luxury Goods - 0.1%
Coach, Inc.	104,600	3,164,150
PVH Corp.	34,300	4,081,014
		7,245,164

TOTAL CONSUMER DISCRETIONARY		821,716,187

CONSUMER STAPLES - 4.4%
Beverages - 0.2%
Coca-Cola Enterprises, Inc.	134,400	6,920,256
Diageo PLC sponsored ADR	131,000	13,934,470
		20,854,726
Food & Staples Retailing - 1.5%
CVS Health Corp.	250,383	25,639,219
Kroger Co.	747,700	25,795,650
Wal-Mart Stores, Inc.	1,707,700	110,539,421
Walgreens Boots Alliance, Inc.	242,000	20,945,100
		182,919,390
Food Products - 1.8%
Archer Daniels Midland Co.	1,189,673	53,523,388
Bunge Ltd.	281,900	20,423,655
Campbell Soup Co.	118,300	5,677,217
ConAgra Foods, Inc.	266,528	11,108,887
Fresh Del Monte Produce, Inc.	235,200	9,311,568
General Mills, Inc.	318,600	18,083,736
Ingredion, Inc.	290,800	25,107,672
Kellogg Co.	146,300	9,696,764
Mondelez International, Inc.	419,300	17,761,548
Pilgrim's Pride Corp.	107,600	2,256,910
The Hershey Co.	121,000	10,831,920
Tyson Foods, Inc. Class A	881,387	37,265,042
		221,048,307
Household Products - 0.2%
Kimberly-Clark Corp.	192,300	20,485,719
Personal Products - 0.3%
Coty, Inc. Class A	502,000	15,215,620
Edgewell Personal Care Co. (a)	24,400	2,148,664
Herbalife Ltd. (a)	38,300	2,204,931
Unilever NV (NY Reg.)	401,000	16,088,120
		35,657,335
Tobacco - 0.4%
Philip Morris International, Inc.	661,800	52,811,640

TOTAL CONSUMER STAPLES		533,777,117

ENERGY - 6.4%
Energy Equipment& Services - 0.7%
Atwood Oceanics, Inc.	236,000	4,509,960
Baker Hughes, Inc.	156,000	8,736,000
Ensco PLC Class A	385,800	6,986,838
Halliburton Co.	652,200	25,664,070
Helmerich & Payne, Inc.	143,800	8,485,638
National Oilwell Varco, Inc.	202,100	8,554,893
Noble Corp.	962,700	12,534,354
Parker Drilling Co. (a)	1,082,600	3,648,362
Rowan Companies PLC	608,500	10,934,745
		90,054,860
Oil, Gas & Consumable Fuels - 5.7%
Anadarko Petroleum Corp.	118,854	8,507,569
Apache Corp.	175,400	7,935,096
Canadian Natural Resources Ltd.	436,768	9,843,548
Chevron Corp.	609,700	49,379,603
ConocoPhillips Co.	345,700	16,991,155
Energen Corp.	149,616	7,780,032
EOG Resources, Inc.	381,460	29,872,133
EQT Corp.	60,827	4,733,557
Exxon Mobil Corp.	2,668,300	200,762,892
Hess Corp.	208,000	12,365,600
HollyFrontier Corp.	567,400	26,588,364
Marathon Oil Corp.	563,900	9,749,831
Marathon Petroleum Corp.	1,515,899	71,717,182
Occidental Petroleum Corp.	834,828	60,950,792
Phillips 66 Co.	1,295,533	102,437,794
Pioneer Natural Resources Co.	77,600	9,549,456
QEP Resources, Inc.	458,675	6,439,797
Rice Energy, Inc. (a)	102,520	1,994,014
Tesoro Corp.	32,100	2,953,521
Valero Energy Corp.	958,400	56,871,456
		697,423,392

TOTAL ENERGY		787,478,252

FINANCIALS - 21.4%
Banks - 10.3%
Banco Santander SA (Spain) sponsored ADR	1,587,236	9,666,267
Bank of America Corp.	9,402,800	153,641,752
BB&T Corp.	736,447	27,189,623
BOK Financial Corp.	121,100	7,663,208
CIT Group, Inc.	373,900	16,242,216
Citigroup, Inc.	3,517,842	188,134,190
Comerica, Inc.	92,700	4,078,800
Commerce Bancshares, Inc.	50,195	2,249,238
Cullen/Frost Bankers, Inc.	80,000	5,172,800
East West Bancorp, Inc.	61,500	2,485,215
Fifth Third Bancorp	1,594,351	31,759,472
First Republic Bank	275,000	16,585,250
Huntington Bancshares, Inc.	1,820,100	19,857,291
JPMorgan Chase & Co.	4,830,013	309,603,833
KeyCorp	1,461,700	20,083,758
M&T Bank Corp.	111,000	13,124,640
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	2,162,000	14,355,680
PacWest Bancorp	43,600	1,859,104
Peoples United Financial, Inc.	128,100	1,985,550
PNC Financial Services Group, Inc.	726,200	66,171,344
Regions Financial Corp.	4,573,103	43,856,058
SunTrust Banks, Inc.	1,178,200	47,563,934
U.S. Bancorp	834,700	35,349,545
Wells Fargo & Co.	4,187,328	223,310,202
		1,261,988,970
Capital Markets - 2.3%
Ameriprise Financial, Inc.	364,900	41,113,283
Bank of New York Mellon Corp.	577,700	22,992,460
BlackRock, Inc. Class A	84,347	25,512,437
E*TRADE Financial Corp. (a)	117,800	3,096,962
Eaton Vance Corp. (non-vtg.)	48,700	1,688,429
Goldman Sachs Group, Inc.	396,000	74,685,600
Invesco Ltd.	222,400	7,586,064
Morgan Stanley	1,568,200	54,024,490
Northern Trust Corp.	103,300	7,214,472
State Street Corp.	480,400	34,550,368
T. Rowe Price Group, Inc.	109,500	7,870,860
		280,335,425
Consumer Finance - 1.7%
Ally Financial, Inc. (a)	545,646	11,927,822
American Express Co.	541,800	41,566,896
Capital One Financial Corp.	1,107,928	86,141,402
Discover Financial Services	1,027,919	55,230,088
Navient Corp.	417,800	5,343,662
Nelnet, Inc. Class A	227,900	8,580,435
		208,790,305
Diversified Financial Services - 0.6%
Berkshire Hathaway, Inc. Class B (a)	427,805	57,342,982
Leucadia National Corp.	156,600	3,360,636
The NASDAQ OMX Group, Inc.	72,200	3,695,918
Voya Financial, Inc.	96,700	4,165,836
		68,565,372
Insurance - 6.2%
ACE Ltd.	378,436	38,661,022
AFLAC, Inc.	608,700	35,669,820
Alleghany Corp. (a)	8,500	3,993,215
Allstate Corp.	880,530	51,317,288
American Financial Group, Inc.	290,900	20,089,554
American International Group, Inc.	1,073,277	64,761,534
Aon PLC	105,090	9,819,610
Arch Capital Group Ltd. (a)	52,300	3,571,044
Assurant, Inc.	342,100	25,435,135
Axis Capital Holdings Ltd.	305,500	17,108,000
Cincinnati Financial Corp.	70,100	3,668,333
Endurance Specialty Holdings Ltd.	88,405	5,635,819
Everest Re Group Ltd.	186,000	32,700,660
Genworth Financial, Inc. Class A (a)	504,800	2,614,864
Hanover Insurance Group, Inc.	168,500	13,294,650
Hartford Financial Services Group, Inc.	1,341,400	61,637,330
Lincoln National Corp.	746,293	37,904,221
Loews Corp.	155,100	5,653,395
Markel Corp. (a)	6,000	4,942,500
MetLife, Inc.	1,315,719	65,917,522
PartnerRe Ltd.	118,629	16,419,440
Principal Financial Group, Inc.	147,800	7,441,730
Progressive Corp.	250,600	7,507,976
Prudential Financial, Inc.	621,000	50,114,700
Reinsurance Group of America, Inc.	42,300	3,844,224
The Chubb Corp.	411,700	49,737,477
The Travelers Companies, Inc.	816,835	81,315,924
Torchmark Corp.	179,800	10,511,108
Unum Group	692,300	23,219,742
W.R. Berkley Corp.	52,700	2,860,556
XL Group PLC Class A	234,259	8,735,518
		766,103,911
Real Estate Investment Trusts - 0.2%
American Homes 4 Rent Class A	304,475	4,865,511
Annaly Capital Management, Inc.	1,281,600	12,892,896
Hospitality Properties Trust (SBI)	201,800	5,190,296
		22,948,703
Thrifts & Mortgage Finance - 0.1%
New York Community Bancorp, Inc.	221,400	3,909,924
Radian Group, Inc.	585,400	10,525,492
		14,435,416

TOTAL FINANCIALS		2,623,168,102

HEALTH CARE - 11.6%
Biotechnology - 2.0%
Amgen, Inc.	690,500	104,804,090
Baxalta, Inc.	930,600	32,710,590
Gilead Sciences, Inc.	908,576	95,464,080
Myriad Genetics, Inc. (a)	119,130	4,474,523
United Therapeutics Corp. (a)	12,808	1,929,141
		239,382,424
Health Care Equipment & Supplies - 0.8%
Baxter International, Inc.	832,102	31,994,322
Medtronic PLC	639,557	46,233,576
St. Jude Medical, Inc.	144,200	10,210,802
Zimmer Biomet Holdings, Inc.	94,277	9,763,326
		98,202,026
Health Care Providers & Services - 2.9%
Aetna, Inc.	612,143	70,102,616
Anthem, Inc.	568,435	80,177,757
Cardinal Health, Inc.	50,368	4,143,775
Cigna Corp.	67,262	9,469,817
Express Scripts Holding Co. (a)	610,689	51,053,600
HCA Holdings, Inc. (a)	177,400	15,366,388
Quest Diagnostics, Inc.	472,836	32,058,281
UnitedHealth Group, Inc.	802,800	92,883,960
		355,256,194
Pharmaceuticals - 5.9%
AbbVie, Inc.	689,919	43,057,845
Johnson & Johnson	2,843,270	267,210,515
Merck & Co., Inc.	2,365,361	127,374,690
Novartis AG sponsored ADR	162,400	15,788,528
Pfizer, Inc.	7,905,244	254,706,962
Shire PLC sponsored ADR	26,646	6,181,872
Teva Pharmaceutical Industries Ltd. sponsored ADR	147,954	9,529,717
		723,850,129

TOTAL HEALTH CARE		1,416,690,773

INDUSTRIALS - 8.7%
Aerospace & Defense - 3.8%
Engility Holdings, Inc.	11,783	327,567
General Dynamics Corp.	437,485	62,135,995
Honeywell International, Inc.	397,751	39,484,742
Huntington Ingalls Industries, Inc.	20,400	2,296,632
L-3 Communications Holdings, Inc.	310,300	32,727,341
Lockheed Martin Corp.	297,528	59,856,683
Northrop Grumman Corp.	441,900	72,356,706
Raytheon Co.	687,249	70,484,257
Rockwell Collins, Inc.	67,600	5,533,060
Textron, Inc.	217,833	8,451,920
The Boeing Co.	437,800	57,211,704
Triumph Group, Inc.	81,900	4,045,041
United Technologies Corp.	588,850	53,944,549
Vectrus, Inc. (a)	37,733	937,665
		469,793,862
Air Freight & Logistics - 0.2%
FedEx Corp.	129,631	19,523,725
Airlines - 0.7%
Alaska Air Group, Inc.	70,000	5,240,200
Delta Air Lines, Inc.	1,208,441	52,905,547
Southwest Airlines Co.	281,700	10,338,390
United Continental Holdings, Inc. (a)	188,403	10,733,319
		79,217,456
Building Products - 0.0%
Owens Corning	48,000	2,125,920
Commercial Services & Supplies - 0.3%
ADT Corp.	72,600	2,379,828
Deluxe Corp.	191,700	11,120,517
Pitney Bowes, Inc.	44,500	881,545
R.R. Donnelley & Sons Co.	640,600	10,057,420
The Brink's Co.	350,600	10,048,196
		34,487,506
Construction & Engineering - 0.0%
Jacobs Engineering Group, Inc. (a)	52,900	2,137,689
Tutor Perini Corp. (a)	185,700	3,286,890
		5,424,579
Electrical Equipment - 0.3%
Eaton Corp. PLC	193,700	11,052,522
Emerson Electric Co.	325,700	15,542,404
Rockwell Automation, Inc.	57,300	6,407,859
		33,002,785
Industrial Conglomerates - 1.2%
General Electric Co.	6,012,500	149,230,250
Machinery - 1.7%
AGCO Corp.	250,000	12,260,000
Caterpillar, Inc.	236,800	18,100,992
Crane Co.	76,902	4,040,431
Cummins, Inc.	85,800	10,446,150
Deere & Co.	800,700	65,481,246
Illinois Tool Works, Inc.	330,500	27,937,165
Ingersoll-Rand PLC	225,016	12,441,135
Lincoln Electric Holdings, Inc.	29,000	1,700,850
Oshkosh Corp.	318,000	13,371,900
PACCAR, Inc.	151,600	8,939,852
Parker Hannifin Corp.	74,900	8,063,734
Pentair PLC	76,900	4,251,801
Stanley Black & Decker, Inc.	70,000	7,106,400
Timken Co.	121,900	3,870,325
Trinity Industries, Inc.	271,900	7,338,581
Xylem, Inc.	68,900	2,235,805
		207,586,367
Professional Services - 0.0%
Dun & Bradstreet Corp.	19,600	2,077,012
Manpower, Inc.	31,800	2,763,420
		4,840,432
Road & Rail - 0.4%
AMERCO	6,500	2,434,640
CSX Corp.	1,453,269	39,790,505
Ryder System, Inc.	21,700	1,778,749
Union Pacific Corp.	87,500	7,502,250
		51,506,144
Trading Companies & Distributors - 0.1%
Aircastle Ltd.	570,900	11,863,302
TAL International Group, Inc.	236,100	4,327,713
		16,191,015

TOTAL INDUSTRIALS		1,072,930,041

INFORMATION TECHNOLOGY - 12.0%
Communications Equipment - 1.9%
Brocade Communications Systems, Inc.	2,574,878	27,422,451
Cisco Systems, Inc.	5,826,116	150,779,882
Harris Corp.	338,280	25,986,670
Juniper Networks, Inc.	154,400	3,969,624
QUALCOMM, Inc.	326,300	18,462,054
		226,620,681
Electronic Equipment & Components - 0.8%
Arrow Electronics, Inc. (a)	50,300	2,812,776
Avnet, Inc.	108,700	4,608,880
Corning, Inc.	2,215,800	38,133,918
Flextronics International Ltd. (a)	1,302,700	13,691,377
Jabil Circuit, Inc.	78,800	1,524,780
TE Connectivity Ltd.	438,210	25,981,471
Tech Data Corp. (a)	166,200	10,842,888
Vishay Intertechnology, Inc.	590,800	5,837,104
		103,433,194
Internet Software & Services - 0.0%
eBay, Inc. (a)	52,721	1,429,266
IT Services - 1.3%
Amdocs Ltd.	351,737	20,122,874
Computer Sciences Corp.	74,200	4,599,658
CSG Systems International, Inc.	185,800	5,743,078
IBM Corp.	615,800	91,070,662
PayPal Holdings, Inc. (a)	310,000	10,850,000
The Western Union Co.	218,500	4,029,140
Xerox Corp.	1,814,400	18,452,448
		154,867,860
Semiconductors & Semiconductor Equipment - 1.4%
Intel Corp.	3,564,600	101,733,684
Lam Research Corp.	257,700	18,752,829
NVIDIA Corp.	290,500	6,530,440
NXP Semiconductors NV (a)	102,303	8,659,949
Texas Instruments, Inc.	721,500	34,516,560
Xilinx, Inc.	107,200	4,490,608
		174,684,070
Software - 3.0%
Activision Blizzard, Inc.	610,064	17,466,132
Adobe Systems, Inc. (a)	247,000	19,406,790
CA Technologies, Inc.	188,500	5,144,165
Microsoft Corp.	4,626,073	201,326,697
Oracle Corp.	3,252,166	120,622,837
Symantec Corp.	151,400	3,102,186
		367,068,807
Technology Hardware, Storage & Peripherals - 3.6%
Apple, Inc.	2,044,195	230,503,428
EMC Corp.	2,966,000	73,764,420
Hewlett-Packard Co.	1,808,154	50,736,801
NetApp, Inc.	339,000	10,834,440
Seagate Technology LLC	612,784	31,497,098
Western Digital Corp.	582,525	47,743,749
		445,079,936

TOTAL INFORMATION TECHNOLOGY		1,473,183,814

MATERIALS - 3.1%
Chemicals - 2.1%
Ashland, Inc.	28,900	3,033,633
Cabot Corp.	272,700	9,236,349
Celanese Corp. Class A	338,100	20,502,384
CF Industries Holdings, Inc.	652,600	37,446,188
E.I. du Pont de Nemours & Co.	382,300	19,688,450
Eastman Chemical Co.	407,371	29,518,103
Ecolab, Inc.	103,000	11,241,420
Huntsman Corp.	1,102,035	18,216,639
LyondellBasell Industries NV Class A	607,600	51,876,888
Methanex Corp.	129,872	5,314,920
Stepan Co.	142,400	6,412,272
The Dow Chemical Co.	820,700	35,913,832
The Mosaic Co.	144,200	5,887,686
Valspar Corp.	34,300	2,514,190
Westlake Chemical Corp.	56,400	3,114,972
		259,917,926
Construction Materials - 0.2%
Martin Marietta Materials, Inc.	121,000	20,303,800
Containers & Packaging - 0.3%
Avery Dennison Corp.	145,401	8,444,890
Ball Corp.	50,300	3,315,273
Bemis Co., Inc.	51,800	2,197,356
Crown Holdings, Inc. (a)	306,968	15,216,404
Packaging Corp. of America	41,700	2,798,487
Sonoco Products Co.	45,700	1,796,924
WestRock Co.	137,355	8,152,019
		41,921,353
Metals & Mining - 0.2%
Barrick Gold Corp.	463,490	3,223,574
Freeport-McMoRan, Inc.	391,500	4,165,560
Nucor Corp.	121,100	5,242,419
Reliance Steel & Aluminum Co.	31,400	1,824,968
Steel Dynamics, Inc.	496,400	9,669,872
		24,126,393
Paper & Forest Products - 0.3%
Domtar Corp.	211,100	8,488,331
International Paper Co.	374,698	16,164,472
Schweitzer-Mauduit International, Inc.	199,000	7,030,670
		31,683,473

TOTAL MATERIALS		377,952,945

TELECOMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 1.3%
AT&T, Inc.	2,722,832	90,398,022
Verizon Communications, Inc.	1,517,317	69,811,755
		160,209,777
UTILITIES - 2.8%
Electric Utilities - 1.7%
American Electric Power Co., Inc.	1,005,800	54,604,882
Duke Energy Corp.	294,100	20,854,631
Edison International	139,200	8,140,416
Entergy Corp.	414,600	27,085,818
Eversource Energy	135,600	6,405,744
Exelon Corp.	1,328,600	40,867,736
FirstEnergy Corp.	624,700	19,965,412
ITC Holdings Corp.	490,000	16,023,000
OGE Energy Corp.	49,900	1,399,196
Pinnacle West Capital Corp.	47,300	2,815,769
Xcel Energy, Inc.	216,700	7,309,291
		205,471,895
Gas Utilities - 0.1%
National Fuel Gas Co.	243,000	13,112,280
UGI Corp.	70,100	2,389,008
		15,501,288
Independent Power and Renewable Electricity Producers - 0.3%
The AES Corp.	2,733,213	32,798,556
Multi-Utilities - 0.7%
Ameren Corp.	121,800	4,907,322
Consolidated Edison, Inc.	125,100	7,870,041
DTE Energy Co.	60,100	4,691,406
Public Service Enterprise Group, Inc.	1,236,400	49,765,100
SCANA Corp.	338,000	17,876,820
		85,110,689
Water Utilities - 0.0%
American Water Works Co., Inc.	73,800	3,833,172

TOTAL UTILITIES		342,715,600

TOTAL COMMON STOCKS
(Cost $7,787,509,002)		9,609,822,608

Equity Funds - 19.7%
Large Value Funds - 15.5%
Invesco Diversified Dividend Fund - Class A	30,588,504	557,934,304
JPMorgan Value Advantage Fund Institutional Class	46,781,221	1,343,088,844

TOTAL LARGE VALUE FUNDS		1,901,023,148

Mid-Cap Value Funds - 4.2%
Fidelity Low-Priced Stock Fund (b)	10,096,604	511,292,033
TOTAL EQUITY FUNDS
(Cost $1,937,515,536)		2,412,315,181

U.S. Treasury Obligations - 0.0%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.06% to 0.1% 11/12/15 to 11/27/15 (c)
(Cost $4,389,239)	$4,390,000	4,389,964

Money Market Funds - 1.7%
	Shares
SSgA U.S. Treasury Money Market Fund Class N, 0% (a)(d)
(Cost $214,004,653)	214,004,653	214,004,653
TOTAL INVESTMENT PORTFOLIO - 99.8%
(Cost $9,943,418,430)		12,240,532,406
NET OTHER ASSETS (LIABILITIES) - 0.2%		25,406,608
NET ASSETS - 100%		$12,265,939,014

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
1,386 ICE Russell 1000 Value Index Contracts (United States)	Sept. 2015	131,517,540	$(10,035,610)

The face value of futures purchased as a percentage of Net Assets is 1.1%

Legend

 (a) Non-income producing

 (b) Affiliated Fund

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,876,967.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Low-Priced Stock Fund	$532,999,732	$--	$--	$--	$511,292,033
Total	$532,999,732	$--	$--	$--	$511,292,033

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$821,716,187	$821,716,187	$--	$--
Consumer Staples	533,777,117	533,777,117	--	--
Energy	787,478,252	787,478,252	--	--
Financials	2,623,168,102	2,623,168,102	--	--
Health Care	1,416,690,773	1,416,690,773	--	--
Industrials	1,072,930,041	1,072,930,041	--	--
Information Technology	1,473,183,814	1,473,183,814	--	--
Materials	377,952,945	377,952,945	--	--
Telecommunication Services	160,209,777	160,209,777	--	--
Utilities	342,715,600	342,715,600	--	--
Equity Funds	2,412,315,181	2,412,315,181	--	--
U.S. Treasury Obligations	4,389,964	--	4,389,964	--
Money Market Funds	214,004,653	214,004,653	--	--
Total Investments in Securities:	$12,240,532,406	$12,236,142,442	$4,389,964	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(10,035,610)	$(10,035,610)	$--	$--
Total Liabilities	$(10,035,610)	$(10,035,610)	$--	$--
Total Derivative Instruments:	$(10,035,610)	$(10,035,610)	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Strategic Advisers, Inc. (Strategic Advisers) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Income Tax Information

At August 31, 2015, the cost of investment securities for income tax purposes was $9,951,617,569. Net unrealized appreciation aggregated $2,288,914,837, of which $2,650,857,588 related to appreciated investment securities and $361,942,751 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Strategic Advisers® Value Multi-Manager Fund

August 31, 2015

1.931580.103
MMV-QTLY-1015

Investments August 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.3%
	Shares	Value
CONSUMER DISCRETIONARY - 7.9%

Auto Components - 0.8%
Autoliv, Inc.	300	$30,645
BorgWarner, Inc.	30	1,309
Delphi Automotive PLC	180	13,594
Gentex Corp.	190	2,945
Johnson Controls, Inc.	520	21,393
Lear Corp.	829	85,213
The Goodyear Tire & Rubber Co.	170	5,061
		160,160
Automobiles - 0.9%
Ford Motor Co.	5,100	70,737
General Motors Co.	2,320	68,301
Harley-Davidson, Inc.	523	29,314
		168,352
Hotels, Restaurants & Leisure - 0.7%
Brinker International, Inc.	400	21,252
Carnival Corp. unit	380	18,707
Hyatt Hotels Corp. Class A (a)	30	1,537
McDonald's Corp.	550	52,261
Royal Caribbean Cruises Ltd.	130	11,461
Six Flags Entertainment Corp.	379	17,044
Wyndham Worldwide Corp.	80	6,118
		128,380
Household Durables - 0.7%
Lennar Corp. Class A	1,353	68,868
PulteGroup, Inc.	230	4,759
Toll Brothers, Inc. (a)	110	4,067
Whirlpool Corp.	340	57,154
		134,848
Media - 2.8%
AMC Networks, Inc. Class A (a)	40	2,895
CBS Corp. Class B	280	12,667
Comcast Corp. Class A	581	32,728
Gannett Co., Inc.	600	7,866
Liberty Broadband Corp. Class C (a)	314	16,808
Liberty LiLAC Group:
Class C (a)	1,458	65,420
Class C (a)	72	2,394
Liberty Media Corp. Class C (a)	686	24,847
News Corp. Class A	240	3,271
Omnicom Group, Inc.	413	27,663
Scripps Networks Interactive, Inc. Class A	171	9,078
Starz Series A (a)	1,300	48,893
Tegna, Inc.	1,380	32,830
Time Warner Cable, Inc.	400	74,408
Time Warner, Inc.	1,775	126,203
Time, Inc.	431	8,952
Viacom, Inc. Class B (non-vtg.)	900	36,693
		533,616
Multiline Retail - 1.4%
Dillard's, Inc. Class A	320	29,603
Kohl's Corp.	960	48,989
Macy's, Inc.	1,503	88,091
Nordstrom, Inc.	140	10,203
Target Corp.	1,070	83,150
		260,036
Specialty Retail - 0.5%
AutoNation, Inc. (a)	70	4,189
Bed Bath & Beyond, Inc. (a)	110	6,832
Dick's Sporting Goods, Inc.	60	3,008
Foot Locker, Inc.	90	6,371
GameStop Corp. Class A	70	2,974
Gap, Inc.	260	8,531
Home Depot, Inc.	550	64,053
Penske Automotive Group, Inc.	70	3,542
Staples, Inc.	160	2,274
		101,774
Textiles, Apparel & Luxury Goods - 0.1%
Coach, Inc.	160	4,840
PVH Corp.	50	5,949
		10,789

TOTAL CONSUMER DISCRETIONARY		1,497,955

CONSUMER STAPLES - 5.4%
Beverages - 0.2%
Coca-Cola Enterprises, Inc.	200	10,298
Diageo PLC sponsored ADR	364	38,719
		49,017
Food & Staples Retailing - 1.8%
CVS Health Corp.	728	74,547
Kroger Co.	1,600	55,200
Wal-Mart Stores, Inc.	2,160	139,817
Walgreens Boots Alliance, Inc.	790	68,375
		337,939
Food Products - 2.3%
Archer Daniels Midland Co.	2,290	103,027
Bunge Ltd.	600	43,470
Campbell Soup Co.	180	8,638
General Mills, Inc.	480	27,245
Ingredion, Inc.	650	56,121
Kellogg Co.	220	14,582
Mondelez International, Inc.	1,090	46,172
Pilgrim's Pride Corp.	160	3,356
The Hershey Co.	350	31,332
Tyson Foods, Inc. Class A	2,526	106,799
		440,742
Household Products - 0.2%
Kimberly-Clark Corp.	290	30,894
Personal Products - 0.5%
Coty, Inc. Class A	1,390	42,131
Edgewell Personal Care Co. (a)	40	3,522
Herbalife Ltd. (a)	60	3,454
Unilever NV (NY Reg.)	1,130	45,336
		94,443
Tobacco - 0.4%
Philip Morris International, Inc.	1,000	79,800

TOTAL CONSUMER STAPLES		1,032,835

ENERGY - 7.5%
Energy Equipment & Services - 0.6%
Baker Hughes, Inc.	230	12,880
Ensco PLC Class A	700	12,677
Halliburton Co.	1,576	62,016
Noble Corp.	700	9,114
Paragon Offshore PLC	233	210
Parker Drilling Co. (a)	2,100	7,077
		103,974
Oil, Gas & Consumable Fuels - 6.9%
Anadarko Petroleum Corp.	354	25,339
Apache Corp.	500	22,620
Canadian Natural Resources Ltd.	1,312	29,569
Chevron Corp.	900	72,891
ConocoPhillips Co.	700	34,405
Energen Corp.	445	23,140
EOG Resources, Inc.	1,023	80,111
EQT Corp.	179	13,930
Exxon Mobil Corp.	4,030	303,217
Hess Corp.	400	23,780
HollyFrontier Corp.	920	43,111
Marathon Oil Corp.	1,100	19,019
Marathon Petroleum Corp.	2,094	99,067
Occidental Petroleum Corp.	2,011	146,823
Phillips 66 Co.	2,588	204,633
Pioneer Natural Resources Co.	202	24,858
QEP Resources, Inc.	1,377	19,333
Rice Energy, Inc. (a)	304	5,913
Tesoro Corp.	50	4,601
Valero Energy Corp.	1,970	116,900
		1,313,260

TOTAL ENERGY		1,417,234

FINANCIALS - 24.9%
Banks - 12.1%
Banco Santander SA (Spain) sponsored ADR	4,051	24,671
Bank of America Corp.	18,065	295,182
BB&T Corp.	1,802	66,530
BOK Financial Corp.	260	16,453
Citigroup, Inc.	6,292	336,496
Comerica, Inc.	140	6,160
Commerce Bancshares, Inc.	75	3,361
Cullen/Frost Bankers, Inc.	250	16,165
East West Bancorp, Inc.	90	3,637
Fifth Third Bancorp	3,227	64,282
First Republic Bank	751	45,293
Huntington Bancshares, Inc.	3,330	36,330
JPMorgan Chase & Co.	9,083	582,220
KeyCorp	2,600	35,724
M&T Bank Corp.	320	37,837
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	5,091	33,804
PacWest Bancorp	70	2,985
Peoples United Financial, Inc.	190	2,945
PNC Financial Services Group, Inc.	1,210	110,255
Regions Financial Corp.	5,260	50,443
SunTrust Banks, Inc.	1,310	52,885
U.S. Bancorp	1,250	52,938
Wells Fargo & Co.	7,774	414,587
		2,291,183
Capital Markets - 2.2%
Ameriprise Financial, Inc.	540	60,842
Bank of New York Mellon Corp.	870	34,626
BlackRock, Inc. Class A	130	39,321
E*TRADE Financial Corp. (a)	180	4,732
Eaton Vance Corp. (non-vtg.)	70	2,427
Goldman Sachs Group, Inc.	500	94,300
Invesco Ltd.	340	11,597
Morgan Stanley	1,990	68,556
Northern Trust Corp.	160	11,174
State Street Corp.	960	69,043
T. Rowe Price Group, Inc.	160	11,501
		408,119
Consumer Finance - 2.5%
Ally Financial, Inc. (a)	1,626	35,544
American Express Co.	820	62,910
Capital One Financial Corp.	2,914	226,564
Discover Financial Services	2,383	128,039
Navient Corp.	1,100	14,069
		467,126
Diversified Financial Services - 1.0%
Berkshire Hathaway, Inc. Class B (a)	1,260	168,890
Leucadia National Corp.	240	5,150
The NASDAQ OMX Group, Inc.	110	5,631
Voya Financial, Inc.	150	6,462
		186,133
Insurance - 6.7%
ACE Ltd.	872	89,084
AFLAC, Inc.	980	57,428
Alleghany Corp. (a)	20	9,396
Allstate Corp.	2,056	119,824
American Financial Group, Inc.	660	45,580
American International Group, Inc.	2,108	127,197
Aon PLC	308	28,780
Arch Capital Group Ltd. (a)	80	5,462
Assurant, Inc.	460	34,201
Axis Capital Holdings Ltd.	660	36,960
Cincinnati Financial Corp.	110	5,756
Everest Re Group Ltd.	240	42,194
Hartford Financial Services Group, Inc.	1,070	49,167
Lincoln National Corp.	1,300	66,027
Loews Corp.	230	8,384
Markel Corp. (a)	10	8,238
MetLife, Inc.	2,125	106,463
PartnerRe Ltd.	200	27,682
Principal Financial Group, Inc.	230	11,581
Progressive Corp.	380	11,385
Prudential Financial, Inc.	1,050	84,735
Reinsurance Group of America, Inc.	60	5,453
The Chubb Corp.	400	48,324
The Travelers Companies, Inc.	1,616	160,873
Torchmark Corp.	280	16,369
Unum Group	1,190	39,913
W.R. Berkley Corp.	80	4,342
XL Group PLC Class A	697	25,991
		1,276,789
Real Estate Investment Trusts - 0.2%
American Homes 4 Rent Class A	909	14,526
Annaly Capital Management, Inc.	2,000	20,120
Hospitality Properties Trust (SBI)	400	10,288
		44,934
Thrifts & Mortgage Finance - 0.2%
New York Community Bancorp, Inc.	340	6,004
Radian Group, Inc.	2,200	39,556
		45,560

TOTAL FINANCIALS		4,719,844

HEALTH CARE - 14.0%
Biotechnology - 2.2%
Amgen, Inc.	1,070	162,405
Baxalta, Inc.	1,370	48,156
Gilead Sciences, Inc.	1,707	179,354
United Therapeutics Corp. (a)	200	30,124
		420,039
Health Care Equipment & Supplies - 1.2%
Baxter International, Inc.	1,440	55,368
Medtronic PLC	1,864	134,749
St. Jude Medical, Inc.	220	15,578
Zimmer Biomet Holdings, Inc.	279	28,893
		234,588
Health Care Providers & Services - 3.6%
Aetna, Inc.	900	103,068
Anthem, Inc.	1,019	143,730
Cardinal Health, Inc.	150	12,341
Cigna Corp.	701	98,694
Express Scripts Holding Co. (a)	836	69,890
HCA Holdings, Inc. (a)	270	23,387
Quest Diagnostics, Inc.	1,141	77,360
UnitedHealth Group, Inc.	1,270	146,939
		675,409
Pharmaceuticals - 7.0%
AbbVie, Inc.	1,760	109,842
Johnson & Johnson	5,070	476,479
Merck & Co., Inc.	4,413	237,640
Novartis AG sponsored ADR	450	43,749
Pfizer, Inc.	12,785	411,933
Shire PLC sponsored ADR	80	18,560
Teva Pharmaceutical Industries Ltd. sponsored ADR	438	28,212
		1,326,415

TOTAL HEALTH CARE		2,656,451

INDUSTRIALS - 9.7%
Aerospace & Defense - 4.3%
Engility Holdings, Inc.	66	1,835
General Dynamics Corp.	997	141,604
Honeywell International, Inc.	686	68,099
Huntington Ingalls Industries, Inc.	30	3,377
L-3 Communications Holdings, Inc.	460	48,516
Lockheed Martin Corp.	649	130,566
Northrop Grumman Corp.	620	101,519
Raytheon Co.	1,193	122,354
Rockwell Collins, Inc.	110	9,004
Textron, Inc.	477	18,508
The Boeing Co.	440	57,499
Triumph Group, Inc.	100	4,939
United Technologies Corp.	1,190	109,016
		816,836
Air Freight & Logistics - 0.3%
FedEx Corp.	400	60,244
Airlines - 0.7%
Alaska Air Group, Inc.	110	8,235
Delta Air Lines, Inc.	1,816	79,504
Southwest Airlines Co.	420	15,414
United Continental Holdings, Inc. (a)	559	31,846
		134,999
Building Products - 0.0%
Owens Corning	70	3,100
Commercial Services & Supplies - 0.4%
ADT Corp.	110	3,606
Deluxe Corp.	700	40,607
Pitney Bowes, Inc.	70	1,387
R.R. Donnelley & Sons Co.	1,500	23,550
		69,150
Construction & Engineering - 0.0%
Jacobs Engineering Group, Inc. (a)	80	3,233
Electrical Equipment - 0.3%
Eaton Corp. PLC	290	16,547
Emerson Electric Co.	490	23,383
Rockwell Automation, Inc.	90	10,065
		49,995
Industrial Conglomerates - 1.3%
General Electric Co.	9,623	238,843
Machinery - 2.1%
AGCO Corp.	560	27,462
Caterpillar, Inc.	400	30,576
Crane Co.	226	11,874
Cummins, Inc.	130	15,828
Deere & Co.	1,354	110,730
Illinois Tool Works, Inc.	695	58,748
Ingersoll-Rand PLC	503	27,811
Lincoln Electric Holdings, Inc.	40	2,346
Oshkosh Corp.	880	37,004
PACCAR, Inc.	230	13,563
Parker Hannifin Corp.	120	12,919
Pentair PLC	120	6,635
Stanley Black & Decker, Inc.	120	12,182
Timken Co.	200	6,350
Trinity Industries, Inc.	500	13,495
Xylem, Inc.	100	3,245
		390,768
Professional Services - 0.0%
Dun & Bradstreet Corp.	20	2,119
Manpower, Inc.	50	4,345
		6,464
Road & Rail - 0.2%
AMERCO	10	3,746
CSX Corp.	760	20,809
Ryder System, Inc.	30	2,459
Union Pacific Corp.	140	12,004
		39,018
Trading Companies & Distributors - 0.1%
Aircastle Ltd.	1,400	29,092

TOTAL INDUSTRIALS		1,841,742

INFORMATION TECHNOLOGY - 13.9%
Communications Equipment - 2.0%
Brocade Communications Systems, Inc.	4,470	47,606
Cisco Systems, Inc.	10,847	280,720
Harris Corp.	623	47,859
Juniper Networks, Inc.	230	5,913
QUALCOMM, Inc.	120	6,790
		388,888
Electronic Equipment & Components - 1.0%
Arrow Electronics, Inc. (a)	80	4,474
Avnet, Inc.	160	6,784
Corning, Inc.	3,000	51,630
Jabil Circuit, Inc.	120	2,322
TE Connectivity Ltd.	1,153	68,361
Tech Data Corp. (a)	600	39,144
Vishay Intertechnology, Inc.	1,300	12,844
		185,559
Internet Software & Services - 0.0%
eBay, Inc. (a)	157	4,256
IT Services - 1.3%
Amdocs Ltd.	800	45,768
Computer Sciences Corp.	120	7,439
IBM Corp.	830	122,749
PayPal Holdings, Inc. (a)	904	31,640
The Western Union Co.	330	6,085
Xerox Corp.	3,800	38,646
		252,327
Semiconductors & Semiconductor Equipment - 1.5%
Intel Corp.	5,520	157,541
Lam Research Corp.	100	7,277
NVIDIA Corp.	440	9,891
NXP Semiconductors NV (a)	308	26,072
Texas Instruments, Inc.	1,534	73,387
Xilinx, Inc.	160	6,702
		280,870
Software - 3.9%
Activision Blizzard, Inc.	1,817	52,021
Adobe Systems, Inc. (a)	700	54,999
CA Technologies, Inc.	280	7,641
Microsoft Corp.	8,632	375,665
Oracle Corp.	6,591	244,460
Symantec Corp.	230	4,713
		739,499
Technology Hardware, Storage & Peripherals - 4.2%
Apple, Inc.	3,325	374,927
EMC Corp.	5,410	134,547
Hewlett-Packard Co.	3,293	92,402
Seagate Technology LLC	1,222	62,811
Western Digital Corp.	1,554	127,366
		792,053

TOTAL INFORMATION TECHNOLOGY		2,643,452

MATERIALS - 3.4%
Chemicals - 2.1%
Ashland, Inc.	40	4,199
Celanese Corp. Class A	120	7,277
CF Industries Holdings, Inc.	850	48,773
E.I. du Pont de Nemours & Co.	570	29,355
Eastman Chemical Co.	500	36,230
Ecolab, Inc.	285	31,105
Huntsman Corp.	2,875	47,524
LyondellBasell Industries NV Class A	930	79,403
Methanex Corp.	387	15,838
The Dow Chemical Co.	1,675	73,298
The Mosaic Co.	220	8,983
Valspar Corp.	50	3,665
Westlake Chemical Corp.	80	4,418
		390,068
Construction Materials - 0.3%
Martin Marietta Materials, Inc.	320	53,696
Containers & Packaging - 0.6%
Avery Dennison Corp.	378	21,954
Ball Corp.	80	5,273
Bemis Co., Inc.	80	3,394
Crown Holdings, Inc. (a)	799	39,606
Packaging Corp. of America	60	4,027
Sonoco Products Co.	70	2,752
WestRock Co.	503	29,853
		106,859
Metals & Mining - 0.1%
Barrick Gold Corp.	1,375	9,563
Freeport-McMoRan, Inc.	800	8,512
Nucor Corp.	180	7,792
Reliance Steel & Aluminum Co.	50	2,906
		28,773
Paper & Forest Products - 0.3%
Domtar Corp.	500	20,105
International Paper Co.	846	36,496
		56,601

TOTAL MATERIALS		635,997

TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 1.5%
AT&T, Inc.	5,013	166,432
Verizon Communications, Inc.	2,742	126,159
		292,591
UTILITIES - 3.1%
Electric Utilities - 1.6%
American Electric Power Co., Inc.	1,320	71,663
Duke Energy Corp.	440	31,200
Edison International	210	12,281
Entergy Corp.	600	39,198
Eversource Energy	200	9,448
Exelon Corp.	1,360	41,834
FirstEnergy Corp.	1,240	39,630
ITC Holdings Corp.	1,250	40,875
OGE Energy Corp.	80	2,243
Pinnacle West Capital Corp.	70	4,167
Xcel Energy, Inc.	330	11,131
		303,670
Gas Utilities - 0.2%
National Fuel Gas Co.	670	36,153
UGI Corp.	110	3,749
		39,902
Independent Power and Renewable Electricity Producers - 0.5%
The AES Corp.	7,297	87,564
Multi-Utilities - 0.8%
Ameren Corp.	190	7,655
Consolidated Edison, Inc.	190	11,953
DTE Energy Co.	90	7,025
Public Service Enterprise Group, Inc.	2,130	85,733
SCANA Corp.	600	31,734
		144,100
Water Utilities - 0.0%
American Water Works Co., Inc.	110	5,713

TOTAL UTILITIES		580,949

TOTAL COMMON STOCKS
(Cost $13,818,103)		17,319,050

U.S. Treasury Obligations - 0.2%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.08% to 0.1% 11/5/15 to 11/12/15 (b)
(Cost $39,993)	$40,000	39,999

Money Market Funds - 8.2%
	Shares
SSgA U.S. Treasury Money Market Fund Class N, 0% (a)(c)
(Cost $1,547,676)	1,547,670	1,547,659
TOTAL INVESTMENT PORTFOLIO - 99.7%
(Cost $15,405,772)		18,906,708
NET OTHER ASSETS (LIABILITIES) - 0.3%		58,919
NET ASSETS - 100%		$18,965,627

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
14 ICE Russell 1000 Value Index Contracts (United States)	Sept. 2015	1,328,460	$(106,109)

The face value of futures purchased as a percentage of Net Assets is 7%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $39,999.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$1,497,955	$1,497,955	$--	$--
Consumer Staples	1,032,835	1,032,835	--	--
Energy	1,417,234	1,417,234	--	--
Financials	4,719,844	4,719,844	--	--
Health Care	2,656,451	2,656,451	--	--
Industrials	1,841,742	1,841,742	--	--
Information Technology	2,643,452	2,643,452	--	--
Materials	635,997	635,997	--	--
Telecommunication Services	292,591	292,591	--	--
Utilities	580,949	580,949	--	--
U.S. Treasury Obligations	39,999	--	39,999	--
Money Market Funds	1,547,659	1,547,659	--	--
Total Investments in Securities:	$18,906,708	$18,866,709	$39,999	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(106,109)	$(106,109)	$--	$--
Total Derivatives:	$(106,109)	$(106,109)	$ --	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Strategic Advisers, Inc. (Strategic Advisers) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Income Tax Information

At August 31, 2015, the cost of investment securities for income tax purposes was $15,417,517. Net unrealized appreciation aggregated $3,489,191, of which $4,093,593 related to appreciated investment securities and $604,402 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Rutland Square Trust II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Rutland Square Trust II

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	October 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	October 29, 2015

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	October 29, 2015